UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09303 & 811-09923

Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

(Exact name of registrant as specified in charter)

470 Park Avenue South

New York, NY 10016
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

1-646-495-7333

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

The Internet Fund
Advisor Class A | KINAX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about The Internet Fund (the “Fund”) for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$112	1.96%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$247,116,296
Number of Holdings	31
Portfolio Turnover	33%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Finance and Insurance	49.9%
Utilities	18.7%
Professional, Scientific, and Technical Services	7.0%
Administrative and Support and Waste Management and Remediation Services	1.0%
Information	0.8%
Financials	0.8%
Management of Companies and Enterprises	0.3%
Arts, Entertainment, and Recreation	0.1%
Communications	0.0%
Cash & Other	21.4%

Top 10 Issuers	(% of Net Assets)
Grayscale Bitcoin Trust BTC	46.2%
Texas Pacific Land Corp.	18.7%
CACI International, Inc.	7.0%
OTC Markets Group, Inc. - Class A	2.4%
Mastercard, Inc.	1.0%
Miami International Holdings Inc.	1.0%
Verisk Analytics, Inc.	0.8%
Galaxy Digital Holdings Ltd.	0.7%
Bakkt Holdings, Inc.	0.6%
CME Group, Inc.	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Horizon Kinetics Asset Management LLC or your financial intermediary.
The Internet Fund	PAGE 1	TSR-SAR-494613862

The Internet Fund
Advisor Class C | KINCX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about The Internet Fund (the “Fund”) for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$140	2.46%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$247,116,296
Number of Holdings	31
Portfolio Turnover	33%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Finance and Insurance	49.9%
Utilities	18.7%
Professional, Scientific, and Technical Services	7.0%
Administrative and Support and Waste Management and Remediation Services	1.0%
Information	0.8%
Financials	0.8%
Management of Companies and Enterprises	0.3%
Arts, Entertainment, and Recreation	0.1%
Communications	0.0%
Cash & Other	21.4%

Top 10 Issuers	(% of Net Assets)
Grayscale Bitcoin Trust BTC	46.2%
Texas Pacific Land Corp.	18.7%
CACI International, Inc.	7.0%
OTC Markets Group, Inc. - Class A	2.4%
Mastercard, Inc.	1.0%
Miami International Holdings Inc.	1.0%
Verisk Analytics, Inc.	0.8%
Galaxy Digital Holdings Ltd.	0.7%
Bakkt Holdings, Inc.	0.6%
CME Group, Inc.	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Horizon Kinetics Asset Management LLC or your financial intermediary.
The Internet Fund	PAGE 1	TSR-SAR-494613763

The Internet Fund
No Load Class | WWWFX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about The Internet Fund (the “Fund”) for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$98	1.71%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$247,116,296
Number of Holdings	31
Portfolio Turnover	33%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Finance and Insurance	49.9%
Utilities	18.7%
Professional, Scientific, and Technical Services	7.0%
Administrative and Support and Waste Management and Remediation Services	1.0%
Information	0.8%
Financials	0.8%
Management of Companies and Enterprises	0.3%
Arts, Entertainment, and Recreation	0.1%
Communications	0.0%
Cash & Other	21.4%

Top 10 Issuers	(% of Net Assets)
Grayscale Bitcoin Trust BTC	46.2%
Texas Pacific Land Corp.	18.7%
CACI International, Inc.	7.0%
OTC Markets Group, Inc. - Class A	2.4%
Mastercard, Inc.	1.0%
Miami International Holdings Inc.	1.0%
Verisk Analytics, Inc.	0.8%
Galaxy Digital Holdings Ltd.	0.7%
Bakkt Holdings, Inc.	0.6%
CME Group, Inc.	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Horizon Kinetics Asset Management LLC or your financial intermediary.
The Internet Fund	PAGE 1	TSR-SAR-460953102

The Global Fund
Advisor Class A | KGLAX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about The Global Fund (the “Fund”) for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$93	1.64%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$26,907,902
Number of Holdings	55
Portfolio Turnover	43%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Finance and Insurance	37.4%
Utilities	23.5%
Financials	5.3%
Real Estate and Rental and Leasing	3.6%
Mining, Quarrying, and Oil and Gas Extraction	2.2%
Wholesale Trade	1.9%
Industrials	1.7%
Energy	1.6%
Management of Companies and Enterprises	1.5%
Cash & Other	21.3%

Top 10 Issuers	(% of Net Assets)
Grayscale Bitcoin Trust BTC	30.4%
Texas Pacific Land Corp.	23.5%
GAMCO Investors, Inc.	2.3%
Wheaton Precious Metals Corp.	1.9%
Landbridge Co. LLC	1.9%
Galaxy Digital Holdings Ltd.	1.8%
Sandstorm Gold Ltd.	1.8%
Clarkson PLC	1.7%
Associated Capital Group, Inc.	1.7%
Permian Basin Royalty Trust	1.7%

Top Ten Countries	(% of Net Assets)
United States	68.9%
Canada	8.4%
United Kingdom	1.7%
Cayman Islands	0.7%
Japan	0.6%
Germany	0.4%
Netherlands	0.4%
Sweden	0.3%
Brazil	0.2%
Cash & Other	18.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/
The Global Fund	PAGE 1	TSR_SAR_494613631

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Horizon Kinetics Asset Management LLC or your financial intermediary.
The Global Fund	PAGE 2	TSR_SAR_494613631

The Global Fund
Advisor Class C | KGLCX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about The Global Fund (the “Fund”) for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$121	2.14%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$26,907,902
Number of Holdings	55
Portfolio Turnover	43%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Finance and Insurance	37.4%
Utilities	23.5%
Financials	5.3%
Real Estate and Rental and Leasing	3.6%
Mining, Quarrying, and Oil and Gas Extraction	2.2%
Wholesale Trade	1.9%
Industrials	1.7%
Energy	1.6%
Management of Companies and Enterprises	1.5%
Cash & Other	21.3%

Top 10 Issuers	(% of Net Assets)
Grayscale Bitcoin Trust BTC	30.4%
Texas Pacific Land Corp.	23.5%
GAMCO Investors, Inc.	2.3%
Wheaton Precious Metals Corp.	1.9%
Landbridge Co. LLC	1.9%
Galaxy Digital Holdings Ltd.	1.8%
Sandstorm Gold Ltd.	1.8%
Clarkson PLC	1.7%
Associated Capital Group, Inc.	1.7%
Permian Basin Royalty Trust	1.7%

Top Ten Countries	(% of Net Assets)
United States	68.9%
Canada	8.4%
United Kingdom	1.7%
Cayman Islands	0.7%
Japan	0.6%
Germany	0.4%
Netherlands	0.4%
Sweden	0.3%
Brazil	0.2%
Cash & Other	18.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/
The Global Fund	PAGE 1	TSR_SAR_494613623

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Horizon Kinetics Asset Management LLC or your financial intermediary.
The Global Fund	PAGE 2	TSR_SAR_494613623

The Global Fund
No Load Class | WWWEX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about The Global Fund (the “Fund”) for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$79	1.39%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$26,907,902
Number of Holdings	55
Portfolio Turnover	43%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Finance and Insurance	37.4%
Utilities	23.5%
Financials	5.3%
Real Estate and Rental and Leasing	3.6%
Mining, Quarrying, and Oil and Gas Extraction	2.2%
Wholesale Trade	1.9%
Industrials	1.7%
Energy	1.6%
Management of Companies and Enterprises	1.5%
Cash & Other	21.3%

Top 10 Issuers	(% of Net Assets)
Grayscale Bitcoin Trust BTC	30.4%
Texas Pacific Land Corp.	23.5%
GAMCO Investors, Inc.	2.3%
Wheaton Precious Metals Corp.	1.9%
Landbridge Co. LLC	1.9%
Galaxy Digital Holdings Ltd.	1.8%
Sandstorm Gold Ltd.	1.8%
Clarkson PLC	1.7%
Associated Capital Group, Inc.	1.7%
Permian Basin Royalty Trust	1.7%

Top Ten Countries	(% of Net Assets)
United States	68.9%
Canada	8.4%
United Kingdom	1.7%
Cayman Islands	0.7%
Japan	0.6%
Germany	0.4%
Netherlands	0.4%
Sweden	0.3%
Brazil	0.2%
Cash & Other	18.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/
The Global Fund	PAGE 1	TSR_SAR_494613805

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Horizon Kinetics Asset Management LLC or your financial intermediary.
The Global Fund	PAGE 2	TSR_SAR_494613805

The Paradigm Fund
Advisor Class A | KNPAX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about The Paradigm Fund (the “Fund”) for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$107	1.89%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$938,904,468
Number of Holdings	52
Portfolio Turnover	2%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Utilities	65.3%
Finance and Insurance	17.2%
Administrative and Support and Waste Management and Remediation Services	2.7%
Professional, Scientific, and Technical Services	2.1%
Real Estate and Rental and Leasing	2.1%
Mining, Quarrying, and Oil and Gas Extraction	2.1%
Construction	1.9%
Accommodation and Food Services	1.3%
Information	0.9%
Cash & Other	4.4%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	65.3%
Grayscale Bitcoin Trust BTC	11.1%
Brookfield Corp.	3.1%
Live Nation Entertainment, Inc.	2.5%
CACI International, Inc.	2.1%
Franco-Nevada Corp.	2.1%
Howard Hughes Holdings, Inc.	1.9%
Landbridge Co. LLC	1.6%
Cboe Global Markets, Inc.	1.1%
Associated Capital Group, Inc.	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Horizon Kinetics Asset Management LLC or your financial intermediary.
The Paradigm Fund	PAGE 1	TSR-SAR-494613854

The Paradigm Fund
Advisor Class C | KNPCX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about The Paradigm Fund (the “Fund”) for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$135	2.39%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$938,904,468
Number of Holdings	52
Portfolio Turnover	2%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Utilities	65.3%
Finance and Insurance	17.2%
Administrative and Support and Waste Management and Remediation Services	2.7%
Professional, Scientific, and Technical Services	2.1%
Real Estate and Rental and Leasing	2.1%
Mining, Quarrying, and Oil and Gas Extraction	2.1%
Construction	1.9%
Accommodation and Food Services	1.3%
Information	0.9%
Cash & Other	4.4%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	65.3%
Grayscale Bitcoin Trust BTC	11.1%
Brookfield Corp.	3.1%
Live Nation Entertainment, Inc.	2.5%
CACI International, Inc.	2.1%
Franco-Nevada Corp.	2.1%
Howard Hughes Holdings, Inc.	1.9%
Landbridge Co. LLC	1.6%
Cboe Global Markets, Inc.	1.1%
Associated Capital Group, Inc.	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Horizon Kinetics Asset Management LLC or your financial intermediary.
The Paradigm Fund	PAGE 1	TSR-SAR-494613821

The Paradigm Fund
Institutional Class | KNPYX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about The Paradigm Fund (the “Fund”) for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	1.44%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$938,904,468
Number of Holdings	52
Portfolio Turnover	2%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Utilities	65.3%
Finance and Insurance	17.2%
Administrative and Support and Waste Management and Remediation Services	2.7%
Professional, Scientific, and Technical Services	2.1%
Real Estate and Rental and Leasing	2.1%
Mining, Quarrying, and Oil and Gas Extraction	2.1%
Construction	1.9%
Accommodation and Food Services	1.3%
Information	0.9%
Cash & Other	4.4%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	65.3%
Grayscale Bitcoin Trust BTC	11.1%
Brookfield Corp.	3.1%
Live Nation Entertainment, Inc.	2.5%
CACI International, Inc.	2.1%
Franco-Nevada Corp.	2.1%
Howard Hughes Holdings, Inc.	1.9%
Landbridge Co. LLC	1.6%
Cboe Global Markets, Inc.	1.1%
Associated Capital Group, Inc.	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Horizon Kinetics Asset Management LLC or your financial intermediary.
The Paradigm Fund	PAGE 1	TSR-SAR-494613797

The Paradigm Fund
No Load Class | WWNPX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about The Paradigm Fund (the “Fund”) for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$93	1.64%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$938,904,468
Number of Holdings	52
Portfolio Turnover	2%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Utilities	65.3%
Finance and Insurance	17.2%
Administrative and Support and Waste Management and Remediation Services	2.7%
Professional, Scientific, and Technical Services	2.1%
Real Estate and Rental and Leasing	2.1%
Mining, Quarrying, and Oil and Gas Extraction	2.1%
Construction	1.9%
Accommodation and Food Services	1.3%
Information	0.9%
Cash & Other	4.4%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	65.3%
Grayscale Bitcoin Trust BTC	11.1%
Brookfield Corp.	3.1%
Live Nation Entertainment, Inc.	2.5%
CACI International, Inc.	2.1%
Franco-Nevada Corp.	2.1%
Howard Hughes Holdings, Inc.	1.9%
Landbridge Co. LLC	1.6%
Cboe Global Markets, Inc.	1.1%
Associated Capital Group, Inc.	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Horizon Kinetics Asset Management LLC or your financial intermediary.
The Paradigm Fund	PAGE 1	TSR-SAR-494613607

The Small Cap Opportunities Fund
Advisor Class A | KSOAX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about The Small Cap Opportunities Fund (the “Fund”) for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$104	1.89%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$306,013,792
Number of Holdings	48
Portfolio Turnover	3%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Utilities	53.9%
Professional, Scientific, and Technical Services	7.8%
Finance and Insurance	7.6%
Accommodation and Food Services	5.5%
Real Estate	3.2%
Real Estate and Rental and Leasing	2.4%
Financials	2.3%
Manufacturing	2.1%
Transportation and Warehousing	1.8%
Cash & Other	13.4%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	53.9%
CACI International, Inc.	7.0%
Grayscale Bitcoin Trust BTC	5.2%
Civeo Corp.	4.6%
DREAM Unlimited Corp.	3.2%
Associated Capital Group, Inc.	2.1%
Inter Parfums, Inc.	2.0%
Landbridge Co. LLC	2.0%
Carnival Corp.	1.8%
Urbana Corp.	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Horizon Kinetics Asset Management LLC or your financial intermediary.
The Small Cap Opportunities Fund	PAGE 1	TSR-SAR-494613839

The Small Cap Opportunities Fund
Advisor Class C | KSOCX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about The Small Cap Opportunities Fund (the “Fund”) for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$132	2.39%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$306,013,792
Number of Holdings	48
Portfolio Turnover	3%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Utilities	53.9%
Professional, Scientific, and Technical Services	7.8%
Finance and Insurance	7.6%
Accommodation and Food Services	5.5%
Real Estate	3.2%
Real Estate and Rental and Leasing	2.4%
Financials	2.3%
Manufacturing	2.1%
Transportation and Warehousing	1.8%
Cash & Other	13.4%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	53.9%
CACI International, Inc.	7.0%
Grayscale Bitcoin Trust BTC	5.2%
Civeo Corp.	4.6%
DREAM Unlimited Corp.	3.2%
Associated Capital Group, Inc.	2.1%
Inter Parfums, Inc.	2.0%
Landbridge Co. LLC	2.0%
Carnival Corp.	1.8%
Urbana Corp.	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Horizon Kinetics Asset Management LLC or your financial intermediary.
The Small Cap Opportunities Fund	PAGE 1	TSR-SAR-494613748

The Small Cap Opportunities Fund
Institutional Class | KSCYX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about The Small Cap Opportunities Fund (the “Fund”) for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$80	1.44%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$306,013,792
Number of Holdings	48
Portfolio Turnover	3%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Utilities	53.9%
Professional, Scientific, and Technical Services	7.8%
Finance and Insurance	7.6%
Accommodation and Food Services	5.5%
Real Estate	3.2%
Real Estate and Rental and Leasing	2.4%
Financials	2.3%
Manufacturing	2.1%
Transportation and Warehousing	1.8%
Cash & Other	13.4%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	53.9%
CACI International, Inc.	7.0%
Grayscale Bitcoin Trust BTC	5.2%
Civeo Corp.	4.6%
DREAM Unlimited Corp.	3.2%
Associated Capital Group, Inc.	2.1%
Inter Parfums, Inc.	2.0%
Landbridge Co. LLC	2.0%
Carnival Corp.	1.8%
Urbana Corp.	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Horizon Kinetics Asset Management LLC or your financial intermediary.
The Small Cap Opportunities Fund	PAGE 1	TSR-SAR-494613813

The Small Cap Opportunities Fund
No Load Class | KSCOX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about The Small Cap Opportunities Fund (the “Fund”) for the period of  January 1, 2024 to June 30,2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$91	1.64%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$306,013,792
Number of Holdings	48
Portfolio Turnover	3%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Utilities	53.9%
Professional, Scientific, and Technical Services	7.8%
Finance and Insurance	7.6%
Accommodation and Food Services	5.5%
Real Estate	3.2%
Real Estate and Rental and Leasing	2.4%
Financials	2.3%
Manufacturing	2.1%
Transportation and Warehousing	1.8%
Cash & Other	13.4%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	53.9%
CACI International, Inc.	7.0%
Grayscale Bitcoin Trust BTC	5.2%
Civeo Corp.	4.6%
DREAM Unlimited Corp.	3.2%
Associated Capital Group, Inc.	2.1%
Inter Parfums, Inc.	2.0%
Landbridge Co. LLC	2.0%
Carnival Corp.	1.8%
Urbana Corp.	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Horizon Kinetics Asset Management LLC or your financial intermediary.
The Small Cap Opportunities Fund	PAGE 1	TSR-SAR-494613706

The Market Opportunities Fund
Advisor Class A | KMKAX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about The Market Opportunities Fund (the “Fund”) for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$94	1.65%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$155,941,058
Number of Holdings	55
Portfolio Turnover	9%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Utilities	51.3%
Finance and Insurance	27.0%
Financials	5.2%
Real Estate and Rental and Leasing	1.5%
Mining, Quarrying, and Oil and Gas Extraction	1.1%
Wholesale Trade	1.1%
Administrative and Support and Waste Management and Remediation Services	1.1%
Industrials	1.0%
Management of Companies and Enterprises	0.1%
Cash & Other	10.6%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	51.3%
Grayscale Bitcoin Trust BTC	20.4%
Partners Value Investments LP	2.3%
Associated Capital Group, Inc.	1.7%
Intercontinental Exchange, Inc.	1.1%
Franco-Nevada Corp.	1.1%
Wheaton Precious Metals Corp.	1.0%
Urbana Corp.	1.0%
Clarkson PLC	1.0%
Permian Basin Royalty Trust	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Horizon Kinetics Asset Management LLC or your financial intermediary.
The Market Opportunities Fund	PAGE 1	TSR-SAR-494613771

The Market Opportunities Fund
Advisor Class C | KMKCX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about The Market Opportunities Fund (the “Fund”) for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$122	2.15%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$155,941,058
Number of Holdings	55
Portfolio Turnover	9%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Utilities	51.3%
Finance and Insurance	27.0%
Financials	5.2%
Real Estate and Rental and Leasing	1.5%
Mining, Quarrying, and Oil and Gas Extraction	1.1%
Wholesale Trade	1.1%
Administrative and Support and Waste Management and Remediation Services	1.1%
Industrials	1.0%
Management of Companies and Enterprises	0.1%
Cash & Other	10.6%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	51.3%
Grayscale Bitcoin Trust BTC	20.4%
Partners Value Investments LP	2.3%
Associated Capital Group, Inc.	1.7%
Intercontinental Exchange, Inc.	1.1%
Franco-Nevada Corp.	1.1%
Wheaton Precious Metals Corp.	1.0%
Urbana Corp.	1.0%
Clarkson PLC	1.0%
Permian Basin Royalty Trust	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Horizon Kinetics Asset Management LLC or your financial intermediary.
The Market Opportunities Fund	PAGE 1	TSR-SAR-494613730

The Market Opportunities Fund
Institutional Class | KMKYX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about The Market Opportunities Fund (the “Fund”) for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$68	1.20%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$155,941,058
Number of Holdings	55
Portfolio Turnover	9%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Utilities	51.3%
Finance and Insurance	27.0%
Financials	5.2%
Real Estate and Rental and Leasing	1.5%
Mining, Quarrying, and Oil and Gas Extraction	1.1%
Wholesale Trade	1.1%
Administrative and Support and Waste Management and Remediation Services	1.1%
Industrials	1.0%
Management of Companies and Enterprises	0.1%
Cash & Other	10.6%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	51.3%
Grayscale Bitcoin Trust BTC	20.4%
Partners Value Investments LP	2.3%
Associated Capital Group, Inc.	1.7%
Intercontinental Exchange, Inc.	1.1%
Franco-Nevada Corp.	1.1%
Wheaton Precious Metals Corp.	1.0%
Urbana Corp.	1.0%
Clarkson PLC	1.0%
Permian Basin Royalty Trust	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Horizon Kinetics Asset Management LLC or your financial intermediary.
The Market Opportunities Fund	PAGE 1	TSR-SAR-494613615

The Market Opportunities Fund
No Load Class | KMKNX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about The Market Opportunities Fund (the “Fund”) for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$80	1.40%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$155,941,058
Number of Holdings	55
Portfolio Turnover	9%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Utilities	51.3%
Finance and Insurance	27.0%
Financials	5.2%
Real Estate and Rental and Leasing	1.5%
Mining, Quarrying, and Oil and Gas Extraction	1.1%
Wholesale Trade	1.1%
Administrative and Support and Waste Management and Remediation Services	1.1%
Industrials	1.0%
Management of Companies and Enterprises	0.1%
Cash & Other	10.6%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	51.3%
Grayscale Bitcoin Trust BTC	20.4%
Partners Value Investments LP	2.3%
Associated Capital Group, Inc.	1.7%
Intercontinental Exchange, Inc.	1.1%
Franco-Nevada Corp.	1.1%
Wheaton Precious Metals Corp.	1.0%
Urbana Corp.	1.0%
Clarkson PLC	1.0%
Permian Basin Royalty Trust	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Horizon Kinetics Asset Management LLC or your financial intermediary.
The Market Opportunities Fund	PAGE 1	TSR-SAR-494613789

The Multi-Disciplinary Income Fund
No Load Class | KMDNX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about The Multi-Disciplinary Income Fund (the “Fund”) for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$37	0.74%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$13,631,908
Number of Holdings	26
Portfolio Turnover	4%
Average Credit Quality	AAA
Effective Duration	2 Yrs
30-Day SEC Yield	6.61%
30-Day SEC Yield Unsubsidized	6.31%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Asset Backed Securities	84.5%
Cash & Other	15.5%

Top 10 Issuers	(% of Net Assets)
Benefit Street Partners CLO Ltd.	7.2%
Apidos CLO	6.3%
Venture CDO Ltd.	5.5%
Babson CLO Ltd./Cayman Islands	4.1%
Fortress Credit BSL Ltd.	3.7%
Regatta Funding Ltd.	3.7%
Rad CLO	3.7%
Magnetite CLO Ltd.	3.7%
ICG US CLO Ltd.	3.7%
Man GLG US CLO	3.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/
The Multi-Disciplinary Income Fund	PAGE 1	TSR_SAR_494613672

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Horizon Kinetics Asset Management LLC or your financial intermediary.
The Multi-Disciplinary Income Fund	PAGE 2	TSR_SAR_494613672

The Kinetics Spin-off and Corporate Restructuring Fund
Advisor Class A | LSHAX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about The Kinetics Spin-off and Corporate Restructuring Fund (the “Fund”) for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$85	1.50%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$26,283,540
Number of Holdings	29
Portfolio Turnover	5%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Utilities	69.9%
Finance and Insurance	8.8%
Manufacturing	7.7%
Accommodation and Food Services	1.9%
Real Estate and Rental and Leasing	1.1%
Energy	0.9%
Information	0.7%
Construction	0.4%
Real Estate	0.4%
Cash & Other	8.2%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	69.9%
CSW Industrials, Inc.	7.3%
Associated Capital Group, Inc.	4.4%
GAMCO Investors, Inc.	3.6%
Civeo Corp.	1.9%
Landbridge Co. LLC	1.1%
PrairieSky Royalty Ltd.	0.9%
Liberty Media Corp.-Liberty Formula One	0.7%
Howard Hughes Holdings, Inc.	0.4%
DREAM Unlimited Corp.	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Horizon Kinetics Asset Management LLC or your financial intermediary.
The Kinetics Spin-off and Corporate Restructuring Fund	PAGE 1	TSR-SAR-494613557

The Kinetics Spin-off and Corporate Restructuring Fund
Advisor Class C | LSHCX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about The Kinetics Spin-off and Corporate Restructuring Fund (the “Fund”) for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$128	2.25%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$26,283,540
Number of Holdings	29
Portfolio Turnover	5%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Utilities	69.9%
Finance and Insurance	8.8%
Manufacturing	7.7%
Accommodation and Food Services	1.9%
Real Estate and Rental and Leasing	1.1%
Energy	0.9%
Information	0.7%
Construction	0.4%
Real Estate	0.4%
Cash & Other	8.2%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	69.9%
CSW Industrials, Inc.	7.3%
Associated Capital Group, Inc.	4.4%
GAMCO Investors, Inc.	3.6%
Civeo Corp.	1.9%
Landbridge Co. LLC	1.1%
PrairieSky Royalty Ltd.	0.9%
Liberty Media Corp.-Liberty Formula One	0.7%
Howard Hughes Holdings, Inc.	0.4%
DREAM Unlimited Corp.	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Horizon Kinetics Asset Management LLC or your financial intermediary.
The Kinetics Spin-off and Corporate Restructuring Fund	PAGE 1	TSR-SAR-494613540

The Kinetics Spin-off and Corporate Restructuring Fund
Institutional Class | LSHUX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about The Kinetics Spin-off and Corporate Restructuring Fund (the “Fund”) for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$71	1.25%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$26,283,540
Number of Holdings	29
Portfolio Turnover	5%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Utilities	69.9%
Finance and Insurance	8.8%
Manufacturing	7.7%
Accommodation and Food Services	1.9%
Real Estate and Rental and Leasing	1.1%
Energy	0.9%
Information	0.7%
Construction	0.4%
Real Estate	0.4%
Cash & Other	8.2%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	69.9%
CSW Industrials, Inc.	7.3%
Associated Capital Group, Inc.	4.4%
GAMCO Investors, Inc.	3.6%
Civeo Corp.	1.9%
Landbridge Co. LLC	1.1%
PrairieSky Royalty Ltd.	0.9%
Liberty Media Corp.-Liberty Formula One	0.7%
Howard Hughes Holdings, Inc.	0.4%
DREAM Unlimited Corp.	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Horizon Kinetics Asset Management LLC or your financial intermediary.
The Kinetics Spin-off and Corporate Restructuring Fund	PAGE 1	TSR-SAR-494613532

The Kinetics Spin-off and Corporate Restructuring Fund
No Load Class | LSHEX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about The Kinetics Spin-off and Corporate Restructuring Fund (the “Fund”) for the period of  January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$83	1.45%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$26,283,540
Number of Holdings	29
Portfolio Turnover	5%
Visit https://kineticsfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Utilities	69.9%
Finance and Insurance	8.8%
Manufacturing	7.7%
Accommodation and Food Services	1.9%
Real Estate and Rental and Leasing	1.1%
Energy	0.9%
Information	0.7%
Construction	0.4%
Real Estate	0.4%
Cash & Other	8.2%

Top 10 Issuers	(% of Net Assets)
Texas Pacific Land Corp.	69.9%
CSW Industrials, Inc.	7.3%
Associated Capital Group, Inc.	4.4%
GAMCO Investors, Inc.	3.6%
Civeo Corp.	1.9%
Landbridge Co. LLC	1.1%
PrairieSky Royalty Ltd.	0.9%
Liberty Media Corp.-Liberty Formula One	0.7%
Howard Hughes Holdings, Inc.	0.4%
DREAM Unlimited Corp.	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Horizon Kinetics Asset Management LLC or your financial intermediary.
The Kinetics Spin-off and Corporate Restructuring Fund	PAGE 1	TSR-SAR-494613524

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

KINETICS MUTUAL FUNDS, INC
The Internet Fund
The Global Fund
The Paradigm Fund
The Small Cap Opportunities Fund
The Market Opportunities Fund
The Multi-Disciplinary Income Fund
The Kinetics Spin-Off and Corporate Restructuring Fund
Core Financial Statements
June 30, 2024

KINETICS MUTUAL FUNDS, INC. – The Funds
The Kinetics Spin-Off and Corporate Restructuring Fund
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.6%
Accommodation - 1.9%
Civeo Corp.	20,200	$503,384
Broadcasting (except Internet) - 1.0%
Atlanta Braves Holdings, Inc. - Class C(a)	1,694	66,811
Liberty Media Corp.-Liberty Formula One - Class A(a)	3,000	192,690
Liberty Media Corp.-Liberty Live - Class A(a)	100	3,751
		263,252
Chemical Manufacturing - 0.2%
Prestige Consumer Healthcare, Inc.(a)	797	54,873
Diversiﬁed Real Estate Activities - 0.9%
PrairieSky Royalty Ltd.	12,000	228,062
Electric Power Generation, Transmission and Distribution - 0.0%(b)
GE Vernova, Inc.(a)	25	4,288
Funds, Trusts, and Other Financial Vehicles - 0.1%
Mesabi Trust	550	9,476
Machinery Manufacturing - 0.1%
General Electric Co.	100	15,897
Management of Companies and Enterprises - 4.6%
Associated Capital Group, Inc. - Class A	34,300	1,166,886
Galaxy Digital Holdings Ltd.(a)	3,600	42,051
White Mountains Insurance Group Ltd.	4	7,270
		1,216,207
Mining (except Oil and Gas) - 0.0%(b)
Anglo American PLC - ADR	2	32
Knife River Corp.(a)	100	7,014
		7,046
Miscellaneous Manufacturing - 7.3%
CSW Industrials, Inc.	7,200	1,910,232
Nonmetallic Mineral Product Manufacturing - 0.1%
Eagle Materials, Inc.	76	16,527
Offices of Real Estate Agents and Brokers - 1.6%
Landbridge Co. LLC - Class A(a)	17,648	408,552
Oil and Gas Extraction - 69.9%(c)
Texas Paciﬁc Land Corp.(d)	25,033	18,380,981

	Shares	Value
Other Financial Investment Activities - 4.0%
Bakkt Holdings, Inc.(a)	5,180	$98,006
GAMCO Investors, Inc. - Class A	39,300	954,990
		1,052,996
Other Investment Pools and Funds - 0.1%
Urbana Corp.	6,234	25,701
Urbana Corp. - Class A	1,600	5,532
		31,233
Real Estate - 0.8%
DREAM Unlimited Corp.(a)	7,200	103,417
Howard Hughes Holdings, Inc.(a)	1,700	110,194
		213,611
Support Activities for Mining - 0.0%(b)
Liberty Energy, Inc.	324	6,768
TOTAL COMMON STOCKS (Cost $3,813,552)		24,323,385
CLOSED END FUNDS - 0.3%
Capital Southwest Corp.	3,200	83,488
TOTAL CLOSED END FUNDS (Cost $46,884)		83,488
UNIT INVESTMENT TRUST - 0.2%
GRAYSCALE BITCOIN CASH TR BCH COM - RESTRICTED(a)(e)	6,073	37,045
Grayscale Bitcoin Trust BTC(a)	60	3,195
TOTAL UNIT INVESTMENT TRUST (Cost $27,264)		40,240
EXCHANGE TRADED FUNDS - 0.0%(b)
iShares Bitcoin Trust(a)	140	4,779
TOTAL EXCHANGE TRADED FUNDS (Cost $5,029)		4,779
TOTAL INVESTMENTS - 93.1% (Cost $3,892,729)		24,451,892
Money Market Deposit Account - 8.1%(f)		2,136,185
Liabilities in Excess of Other Assets - (1.2)%		(304,537)
TOTAL NET ASSETS - 100.0%		$26,283,540

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

1

KINETICS MUTUAL FUNDS, INC. – The Funds
The Kinetics Spin-Off and Corporate Restructuring Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that signiﬁcantly affect those industries or sectors.

(d)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(e)
Fair value determined using signiﬁcant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $37,045 or 0.2% of net assets as of June 30, 2024.

(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.28%.

The accompanying notes are an integral part of these financial statements.

2

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Assets & Liabilities
June 30, 2024 (Unaudited)

	The Internet Fund	The Global Fund
ASSETS:
Investments in the Master Portfolio, at value*	$247,051,455	$26,888,906
Receivable from Adviser	—	14,016
Receivable for Master Portfolio interest sold	28,066	51,400
Receivable for Fund shares sold	36,638	—
Prepaid expenses and other assets	39,439	32,301
Total assets	247,155,598	26,986,623
LIABILITIES:
Payable for Master Portfolio interest purchased	—	46,580
Payable to Directors	6,314	598
Payable to Chief Compliance Officer	316	25
Payable for Fund shares repurchased	64,704	4,820
Payable for shareholder servicing fees	52,552	5,514
Payable for distribution fees	12,959	15,221
Accrued expenses and other liabilities	22,495	9,457
Total liabilities	159,340	82,215
Net Assets	$246,996,258	$26,904,408
Net Assets Consists of:
Paid in capital	$96,699,678	$13,271,018
Accumulated earnings	150,296,580	13,633,390
Net assets	$246,996,258	$26,904,408
Calculation of Net Asset Value Per Share - No Load Class:
Net Assets	$240,880,279	$19,385,885
Shares outstanding	3,168,655	1,598,118
Net asset value per share (offering price and redemption price)	$76.02	$12.13
Calculation of Net Asset Value Per Share - Advisor Class A:
Net Assets	$3,234,378	$1,944,336
Shares outstanding	47,107	161,632
Net asset value per share (redemption price)	$68.66	$12.03
Offering price per share ($68.66 divided by .9425 and $12.03 divided by .9425)	$72.85	$12.76
Calculation of Net Asset Value Per Share - Advisor Class C:
Net Assets	$2,881,601	$5,574,187
Shares outstanding	51,351	503,561
Net asset value per share (offering price and redemption price)	$56.12	$11.07

*
Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

3

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Assets & Liabilities
June 30, 2024 (Unaudited)(Continued)

	The Paradigm Fund	The Small Cap Opportunities Fund
ASSETS:
Investments in the Master Portfolio, at value*	$900,267,160	$305,860,027
Receivable for Master Portfolio interest sold	110,224	193,382
Receivable for Fund shares sold	53,961	63,150
Prepaid expenses and other assets	61,556	47,376
Total assets	900,492,901	306,163,935
LIABILITIES:
Payable to Directors	21,008	7,253
Payable to Chief Compliance Officer	1,088	385
Payable for Fund shares repurchased	164,185	256,532
Payable for shareholder servicing fees	140,903	51,607
Payable for distribution fees	193,458	40,842
Accrued expenses and other liabilities	58,828	30,299
Total liabilities	579,470	386,918
Net Assets	$899,913,431	$305,777,017
Net Assets Consists of:
Paid in capital	$140,390,465	$106,212,227
Accumulated earnings	759,522,966	199,564,790
Net assets	$899,913,431	$305,777,017
Calculation of Net Asset Value Per Share - No Load Class:
Net Assets	$404,685,240	$219,469,644
Shares outstanding	4,298,960	1,712,563
Net asset value per share (offering price and redemption price)	$94.14	$128.15
Calculation of Net Asset Value Per Share - Advisor Class A:
Net Assets	$182,506,440	18,400,390
Shares outstanding	2,039,323	149,851
Net asset value per share (redemption price)	$89.49	122.79
Offering price per share ($89.49 divided by .9425 and $122.79 divided by .9425)	$94.95	$130.28
Calculation of Net Asset Value Per Share - Advisor Class C:
Net Assets	$63,969,968	$9,235,291
Shares outstanding	799,868	80,298
Net asset value per share (offering price and redemption price)	$79.98	$115.01
Calculation of Net Asset Value Per Share - Institutional Class:
Net Assets	$248,751,783	$58,671,692
Shares outstanding	2,605,471	446,611
Net asset value per share (offering price and redemption price)	$95.47	$131.37

*
Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

4

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Assets & Liabilities
June 30, 2024 (Unaudited)(Continued)

	The Market Opportunities Fund	The Multi-Disciplinary Income Fund
ASSETS:
Investments in the Master Portfolio, at value*	$155,882,305	$13,426,848
Receivable from Adviser	36,906	3,112
Receivable for Master Portfolio interest sold	80,326	69,948
Prepaid expenses and other assets	40,785	13,409
Total assets	156,040,322	13,513,317
LIABILITIES:
Payable for Master Portfolio interest purchased	21,605	–
Payable to Directors	3,637	317
Payable to Chief Compliance Officer	187	21
Payable for Fund shares repurchased	58,721	69,948
Payable for shareholder servicing fees	27,392	2,592
Payable for distribution fees	27,317	11,984
Accrued expenses and other liabilities	16,956	8,281
Total liabilities	155,815	93,143
Net Assets	$155,884,507	$13,420,174
Net Assets Consists of:
Paid in capital	$49,368,282	$18,803,566
Accumulated earnings	106,516,225	(5,383,392)
Net assets	$155,884,507	$13,420,174
Calculation of Net Asset Value Per Share - No Load Class:
Net Assets	$106,161,829	$13,420,174
Shares outstanding	1,967,456	1,349,518
Net asset value per share (offering price and redemption price)	$53.96	$9.94
Calculation of Net Asset Value Per Share - Advisor Class A:
Net Assets	$11,981,139	N/A
Shares outstanding	226,160	N/A
Net asset value per share (redemption price)	$52.98	N/A
Offering price per share ($52.98 divided by .9425)	$56.21	N/A
Calculation of Net Asset Value Per Share - Advisor Class C:
Net Assets	$11,137,389	N/A
Shares outstanding	222,023	N/A
Net asset value per share (offering price and redemption price)	$50.16	N/A
Calculation of Net Asset Value Per Share - Institutional Class:
Net Assets	$26,604,150	N/A
Shares outstanding	484,639	N/A
Net asset value per share (offering price and redemption price)	$54.89	N/A

*
Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds' financial statements.

The accompanying notes are an integral part of these financial statements.

5

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Assets & Liabilities
June 30, 2024 (Unaudited)(Continued)

The Kinetics Spin-Off and Corporate Restructuring Fund
ASSETS:
Investments, at value(1)	$24,451,892
Cash	2,136,185
Receivable for Fund shares sold	1,487
Dividends and interest receivable	15,011
Prepaid expenses and other assets	33,437
Total assets	26,638,012
LIABILITIES:
Payable to Adviser	16,460
Payable to Directors	608
Payable to Chief Compliance Officer	34
Payable for securities purchased	300,048
Payable for Fund shares repurchased	4,418
Payable for shareholder servicing fees	2,158
Payable for distribution fees	11,597
Accrued expenses and other liabilities	19,149
Total liabilities	354,472
Net Assets	$26,283,540
(1)Cost of investments	3,892,729
Net Assets Consists of:
Paid in capital	$4,878,093
Accumulated earnings	21,405,447
Net assets	$26,283,540
Calculation of Net Asset Value Per Share - No Load Class:
Net Assets	$28,123
Shares outstanding	1,116
Net asset value per share (offering price and redemption price)	$25.20
Calculation of Net Asset Value Per Share - Advisor Class A:
Net Assets	$6,842,235
Shares outstanding	286,943
Net asset value per share (redemption price)	$23.85
Offering price per share ($23.85 divided by .9425)	$25.30
Calculation of Net Asset Value Per Share - Advisor Class C:
Net Assets	$223,218
Shares outstanding	10,399
Net asset value per share (offering price and redemption price)	$21.47
Calculation of Net Asset Value Per Share - Institutional Class:
Net Assets	$19,189,964
Shares outstanding	797,704
Net asset value per share (offering price and redemption price)	$24.06

The accompanying notes are an integral part of these financial statements.

6

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

	The Internet Fund	The Global Fund
INVESTMENT GAIN ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$376,823	$116,575
Interest	1,304,202	73,088
Income from securities lending	92,171	5,950
Expenses allocated from Master Portfolio	(1,553,871)	(162,335)
Net investment income from Master Portfolio	219,325	33,278
EXPENSES:
Distribution fees - Advisor Class A (See Note 3)	3,644	2,139
Distribution fees - Advisor Class C (See Note 3)	9,703	19,965
Shareholder servicing fees - Advisor Class A (See Note 3)	3,644	2,139
Shareholder servicing fees - Advisor Class C (See Note 3)	3,234	6,655
Shareholder servicing fees - No Load Class (See Note 3)	283,885	18,788
Transfer agent fees and expenses	38,116	7,856
Reports to shareholders	10,385	1,408
Administration fees	25,487	3,616
Professional fees	19,237	5,636
Directors’ fees	12,973	1,126
Chief Compliance Officer fees	2,097	162
Registration fees	29,734	29,099
Fund accounting fees	4,112	279
Other expenses	3,456	427
Total expenses	449,707	99,295
Less, expense reimbursement	—	(86,170)
Net expenses	449,707	13,125
Net investment income (loss) from Master Portfolio	(230,382)	20,153
REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	2,579,777	354,631
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	53,496,123	4,709,580
Net gain on investments	56,075,900	5,064,211
Net increase in net assets resulting from operations	$55,845,518	$5,084,364
†Net of foreign taxes withheld of:	$7,337	$5,915

The accompanying notes are an integral part of these financial statements.

7

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)(Continued)

	The Paradigm Fund	The Small Cap Opportunities Fund
INVESTMENT GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$2,867,499	$1,361,757
Interest	967,759	982,063
Income from securities lending	88,524	27,033
Expenses allocated from Master Portfolio	(5,264,977)	(1,848,596)
Net investment income (loss) from Master Portfolio	(1,341,195)	522,257
EXPENSES:
Distribution fees - Advisor Class A (See Note 3)	195,307	20,285
Distribution fees - Advisor Class C (See Note 3)	214,978	31,190
Shareholder servicing fees - Advisor Class A (See Note 3)	195,307	20,285
Shareholder servicing fees - Advisor Class C (See Note 3)	71,659	10,397
Shareholder servicing fees - No Load Class (See Note 3)	443,549	249,565
Shareholder servicing fees - Institutional Class (See Note 3)	224,568	52,034
Transfer agent fees and expenses	78,206	31,245
Reports to shareholders	22,429	12,917
Administration fees	84,535	30,147
Professional fees	53,061	21,076
Directors’ fees	44,042	15,330
Chief Compliance Officer fees	6,797	2,299
Registration fees	41,792	43,173
Fund accounting fees	11,053	3,906
Other expenses	14,885	6,094
Total expenses	1,702,168	549,943
Less, expense waiver for Institutional Class shareholder servicing fees	(168,426)	(39,025)
Less, expense reimbursement	(110,568)	(94,979)
Net expenses	1,423,174	415,939
Net investment income (loss) from Master Portfolio	(2,764,369)	106,318
REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	34,571,147	12,173,735
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	175,037,950	45,770,493
Net gain on investments	209,609,097	57,944,228
Net increase in net assets resulting from operations	$206,844,728	$58,050,546
†Net of foreign taxes withheld of:	$88,232	$94,177

The accompanying notes are an integral part of these financial statements.

8

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)(Continued)

	The Market Opportunities Fund	The Multi- Disciplinary Income Fund
INVESTMENT GAIN ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$510,756	$—
Interest	441,203	456,254
Income from securities lending	39,875	—
Expenses allocated from Master Portfolio	(924,785)	(30,992)
Net investment income from Master Portfolio	67,049	425,262
EXPENSES:
Distribution fees - Advisor Class A (See Note 3)	13,088	—
Distribution fees - Advisor Class C (See Note 3)	39,026	—
Shareholder servicing fees - Advisor Class A (See Note 3)	13,088	—
Shareholder servicing fees - Advisor Class C (See Note 3)	13,009	—
Shareholder servicing fees - No Load Class (See Note 3)	118,030	15,138
Shareholder servicing fees - Institutional Class (See Note 3)	22,006	—
Transfer agent fees and expenses	19,579	3,132
Reports to shareholders	4,614	683
Administration fees	16,162	2,184
Professional fees	12,983	5,155
Directors’ fees	7,702	666
Chief Compliance Officer fees	1,206	106
Registration fees	36,330	14,355
Fund accounting fees	2,220	177
Other expenses	2,368	262
Total expenses	321,411	41,858
Less, expense waiver for Institutional Class shareholder servicing fees	(16,505)	—
Less, expense reimbursement	(238,425)	(27,986)
Net expenses	66,481	13,872
Net investment income	568	411,390
REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain (loss) on:
Investments and foreign currency	879,918	—
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	34,008,486	33,459
Net gain on investments	34,888,404	33,459
Net increase in net assets resulting from operations	$34,888,972	$444,849
†Net of foreign taxes withheld of:	$19,192	$—

The accompanying notes are an integral part of these financial statements.

9

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)(Continued)

The Kinetics Spin-off and Corporate Restructuring Fund
INVESTMENT INCOME:
Dividends†	$96,345
Interest	63,067
Total investment income	159,412
EXPENSES:
Distribution fees - Advisor Class A (See Note 3)	7,330
Distribution fees - Advisor Class C (See Note 3)	935
Shareholder servicing fees - Advisor Class A (See Note 3)	7,330
Shareholder servicing fees - Advisor Class C (See Note 3)	312
Shareholder servicing fees - No Load Class (See Note 3)	38
Shareholder servicing fees - Institutional Class (See Note 3)	16,280
Transfer agent fees and expenses	10,154
Reports to shareholders	729
Administration fees	8,936
Professional fees	10,626
Directors’ fees	1,356
Chief Compliance Officer fees	191
Registration fees	33,545
Fund accounting fees	1,667
Investment advisory fees	112,119
Custodian fees and expenses	2,913
Other expenses	444
Total expenses	214,905
Less, expense waiver for Institutional Class shareholder servicing fees	(12,210)
Less, expense reimbursement	(53,939)
Net expenses	148,756
Net investment income	10,656
REALIZED AND UNREALIZED GAN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on:
Investments and foreign currency	825,362
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	5,197,763
Net gain on investments	6,023,125
Net increase in net assets resulting from operations	$6,033,781
†Net of foreign taxes withheld of:	$2,564

The accompanying notes are an integral part of these financial statements.

10

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Changes in Net Assets
June 30, 2024 (Unaudited)

	The Internet Fund		The Global Fund
	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$ (230,382)	$ 1,328,402	$ 20,153	$396,197
Net realized gain (loss) on sale of investments and foreign currency	2,579,777	2,270,772	354,631	(225,114)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	53,496,123	40,793,916	4,709,580	1,884,327
Net increase in net assets resulting from operations	55,845,518	44,393,090	5,084,364	2,055,410
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	(1,389,302)	—	(288,013)
Advisor Class A (See Note 5)	—	(19,295)	—	(32,510)
Advisor Class C (See Note 5)	—	(19,149)	—	(93,545)
Total distributions to shareholders	—	(1,427,746)	—	(414,068)
CAPITAL SHARE TRANSACTIONS - NO LOAD CLASS:
Proceeds from shares sold	19,916,977	22,530,500	6,157,078	5,166,095
Redemption fees	44,639	18,241	6,495	1,604
Proceeds from shares issued to holders in reinvestment of dividends	—	1,355,174	—	264,030
Cost of shares redeemed	(19,461,696)	(24,605,463)	(2,001,286)	(15,798,617)
Net increase (decrease) in net assets resulting from capital share transactions	499,920	(701,548)	4,162,287	(10,366,888)
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS A:
Proceeds from shares sold	381,221	155,760	239,454	641,746
Redemption fees	571	275	753	165
Proceeds from shares issued to holders in reinvestment of dividends	—	18,197	—	29,860
Cost of shares redeemed	(171,247)	(656,118)	(37,570)	(283,684)
Net increase (decrease) in net assets resulting from capital share transactions	210,545	(481,886)	202,637	388,087
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS C:
Proceeds from shares sold	867,762	489,700	130,258	63,890
Redemption fees	520	155	2,315	620
Proceeds from shares issued to holders in reinvestment of dividends	—	15,552	—	80,873
Cost of shares redeemed	(451,518)	(208,805)	(601,443)	(2,349,373)
Net increase (decrease) in net assets resulting from capital share transactions	416,764	296,602	(468,870)	(2,203,990)
Total increase (decrease) in net assets:	56,972,747	42,078,512	8,980,418	(10,541,449)

The accompanying notes are an integral part of these financial statements.

11

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Changes in Net Assets
June 30, 2024 (Unaudited)(Continued)

	The Internet Fund		The Global Fund
	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
NET ASSETS:
Beginning of period	$190,023,511	$147,944,999	$17,923,990	$28,465,439
End of period	246,996,258	190,023,511	26,904,408	17,923,990
CHANGES IN SHARES OUTSTANDING - NO LOAD CLASS:
Shares sold	270,701	469,358	521,895	613,349
Shares issued in reinvestments of dividends and distributions	—	22,973	—	27,939
Shares redeemed	(270,238)	(495,814)	(185,875)	(1,827,851)
Net increase (decrease) in shares outstanding	463	(3,483)	336,020	(1,186,563)
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS A:
Shares sold	5,628	3,354	21,731	76,187
Shares issued in reinvestments of dividends and distributions	—	341	—	3,183
Shares redeemed	(2,598)	(15,340)	(3,221)	(34,476)
Net increase (decrease) in shares outstanding	3,030	(11,645)	18,510	44,894
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS C:
Shares sold	15,809	12,578	12,432	7,613
Shares issued in reinvestments of dividends and distributions	—	356	—	9,350
Shares redeemed	(8,102)	(5,881)	(58,749)	(299,977)
Net increase (decrease) in shares outstanding	7,707	7,053	(46,317)	(283,014)

The accompanying notes are an integral part of these financial statements.

12

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Changes in Net Assets
June 30, 2024 (Unaudited)(Continued)

	The Paradigm Fund		The Small Cap Opportunities Fund
	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$ (2,764,369)	$ (4,563,069)	$ 106,318	$810,391
Net realized gain on sale of investments and foreign currency	34,571,147	44,517,267	12,173,735	25,853,591
Net change in unrealized appreciation (depreciation) of investments and foreign currency	175,037,950	(222,967,205)	45,770,493	(96,790,127)
Net increase (decrease) in net assets resulting from operations	206,844,728	(183,013,007)	58,050,546	(70,126,145)
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	(18,426,906)	—	(13,093,946)
Advisor Class A (See Note 5)	—	(8,220,489)	—	(996,007)
Advisor Class C (See Note 5)	—	(3,589,123)	—	(517,585)
Institutional Class (See Note 5)	—	(11,939,043)	—	(4,154,384)
Total distributions to shareholders	—	(42,175,561)	—	(18,761,922)
CAPITAL SHARE TRANSACTIONS - NO LOAD CLASS:
Proceeds from shares sold	6,807,002	34,835,326	5,783,895	50,835,416
Redemption fees	2,593	22,525	7,581	42,028
Proceeds from shares issued to holders in reinvestment of dividends	—	16,215,633	—	12,713,540
Cost of shares redeemed	(33,389,796)	(124,544,750)	(33,198,156)	(122,340,004)
Net decrease in net assets resulting from capital share transactions	(26,580,201)	(73,471,266)	(27,406,680)	(58,749,020)
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS A:
Proceeds from shares sold	7,354,967	10,075,104	397,069	1,947,225
Redemption fees	1,145	8,755	615	3,090
Proceeds from shares issued to holders in reinvestment of dividends	—	7,086,025	—	924,495
Cost of shares redeemed	(9,601,196)	(20,919,604)	(1,142,225)	(6,353,628)
Net decrease in net assets resulting from capital share transactions	(2,245,084)	(3,749,720)	(744,541)	(3,478,818)
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS C:
Proceeds from shares sold	48,512	820,174	1,450	461,432
Redemption fees	418	3,733	315	1,628
Proceeds from shares issued to holders in reinvestment of dividends	—	3,308,818	—	494,780
Cost of shares redeemed	(7,795,519)	(12,483,355)	(884,316)	(2,343,328)
Net decrease in net assets resulting from capital share transactions	(7,746,589)	(8,350,630)	(882,551)	(1,385,488)

The accompanying notes are an integral part of these financial statements.

13

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Changes in Net Assets
June 30, 2024 (Unaudited)(Continued)

	The Paradigm Fund		The Small Cap Opportunities Fund
	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS:
Proceeds from shares sold	$4,510,481	$17,506,065	$4,914,913	$25,651,547
Redemption fees	1,622	13,553	1,990	13,010
Proceeds from shares issued to holders in reinvestment of dividends	—	11,504,845	—	4,081,341
Cost of shares redeemed	(36,476,033)	(34,482,229)	(12,621,379)	(51,989,074)
Net decrease in net assets resulting from capital share transactions	(31,963,930)	(5,457,766)	(7,704,476)	(22,243,176)
Total increase (decrease) in net assets:	138,308,924	(316,217,950)	21,312,298	(174,744,569)
NET ASSETS:
Beginning of period	761,604,507	1,077,822,457	284,464,719	459,209,288
End of period	$899,913,431	$761,604,507	$305,777,017	$284,464,719
CHANGES IN SHARES OUTSTANDING - NO LOAD CLASS:
Shares sold	84,672	434,064	52,206	437,326
Shares issued in reinvestments of dividends and distributions	—	219,278	—	120,736
Shares redeemed	(411,231)	(1,595,065)	(304,620)	(1,102,436)
Net decrease in shares outstanding	(326,559)	(941,723)	(252,414)	(544,374)
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS A:
Shares sold	100,887	135,767	3,770	18,033
Shares issued in reinvestments of dividends and distributions	—	100,668	—	9,152
Shares redeemed	(125,574)	(287,548)	(10,722)	(61,176)
Net decrease in shares outstanding	(24,687)	(51,113)	(6,952)	(33,991)
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS C:
Shares sold	708	11,467	14	4,345
Shares issued in reinvestments of dividends and distributions	—	52,471	—	5,216
Shares redeemed	(120,804)	(188,372)	(9,108)	(23,721)
Net decrease in shares outstanding	(120,096)	(124,434)	(9,094)	(14,160)
CHANGES IN SHARES OUTSTANDING - INSTITUTIONAL CLASS:
Shares sold	56,496	222,256	44,132	226,213
Shares issued in reinvestments of dividends and distributions	—	153,562	—	37,850
Shares redeemed	(451,152)	(447,341)	(117,210)	(464,148)
Net decrease in shares outstanding	(394,656)	(71,523)	(73,078)	(200,085)

The accompanying notes are an integral part of these financial statements.

14

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Changes in Net Assets
June 30, 2024 (Unaudited)(Continued)

	The Market Opportunities Fund		The Multi-Disciplinary Income Fund
	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
OPERATIONS:
Net investment income	$ 568	$ 1,082,839	$ 411,390	$ 664,441
Net realized gain (loss) on sale of investments and foreign currency	879,918	(726,318)	—	(1,798,834)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	34,008,486	(10,472,164)	33,459	1,781,637
Net increase (decrease) in net assets resulting from operations	34,888,972	(10,115,643)	444,849	647,244
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	(797,934)	(434,474)	(670,836)
Advisor Class A (See Note 5)	—	(63,485)	N/A	N/A
Advisor Class C (See Note 5)	—	(11,691)	N/A	N/A
Institutional Class (See Note 5)	—	(205,505)	N/A	N/A
Total distributions to shareholders	—	(1,078,615)	(434,474)	(670,836)
CAPITAL SHARE TRANSACTIONS - NO LOAD CLASS:
Proceeds from shares sold	4,507,741	18,354,213	2,139,058	748,769
Redemption fees	187	3,406	—	136
Proceeds from shares issued to holders in reinvestment of dividends	—	794,718	204,071	363,091
Cost of shares redeemed	(14,319,485)	(15,662,286)	(1,054,226)	(5,292,588)
Net increase (decrease) in net assets resulting from capital share transactions	(9,811,557)	3,490,051	1,288,903	(4,180,592)
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS A:
Proceeds from shares sold	925,795	1,602,408	N/A	N/A
Redemption fees	20	311	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	56,701	N/A	N/A
Cost of shares redeemed	(862,822)	(1,354,213)	N/A	N/A
Net increase in net assets resulting from capital share transactions	62,993	305,207	N/A	N/A
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS C:
Proceeds from shares sold	44,475	235,261	N/A	N/A
Redemption fees	22	416	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	8,965	N/A	N/A
Cost of shares redeemed	(1,390,974)	(1,900,355)	N/A	N/A
Net increase (decrease) in net assets resulting from capital share transactions	(1,346,477)	(1,655,713)	N/A	N/A

The accompanying notes are an integral part of these financial statements.

15

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Changes in Net Assets
June 30, 2024 (Unaudited)(Continued)

	The Market Opportunities Fund		The Multi-Disciplinary Income Fund
	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS:
Proceeds from shares sold	$3,000,954	$2,098,017	N/A	N/A
Redemption fees	43	723	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	172,816	N/A	N/A
Cost of shares redeemed	(2,101,100)	(2,197,198)	N/A	N/A
Net increase in net assets resulting from capital share transactions	899,897	74,358	N/A	N/A
Total increase (decrease) in net assets:	24,693,828	(8,980,355)	1,299,278	(4,204,184)
NET ASSETS:
Beginning of period	131,190,679	140,171,034	12,120,896	16,325,080
End of period	$155,884,507	$131,190,679	$13,420,174	$12,120,896
CHANGES IN SHARES OUTSTANDING - NO LOAD CLASS:
Shares sold	92,394	461,402	212,817	75,446
Shares issued in reinvestments of dividends and distributions	—	18,918	20,542	36,771
Shares redeemed	(325,813)	(390,959)	(105,468)	(532,766)
Net increase (decrease) in shares outstanding	(233,419)	89,361	127,891	(420,549)
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS A:
Shares sold	19,779	38,915	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	1,373	N/A	N/A
Shares redeemed	(18,152)	(34,303)	N/A	N/A
Net increase in shares outstanding	1,627	5,985	N/A	N/A
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS C:
Shares sold	985	6,010	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	229	N/A	N/A
Shares redeemed	(31,710)	(50,121)	N/A	N/A
Net increase (decrease) in shares outstanding	(30,725)	(43,882)	N/A	N/A
CHANGES IN SHARES OUTSTANDING - INSTITUTIONAL CLASS:
Shares sold	59,135	51,749	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	4,048	N/A	N/A
Shares redeemed	(43,808)	(52,636)	N/A	N/A
Net increase in shares outstanding	15,327	3,161	N/A	N/A

The accompanying notes are an integral part of these financial statements.

16

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Changes in Net Assets
June 30, 2024 (Unaudited)(Continued)

	The Kinetics Spin-Off and Corporate Restructuring Fund
	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
OPERATIONS:
Net investment income	$ 10,656	$66,127
Net realized gain on sale of investments and foreign currency	825,362	840,254
Net change in unrealized appreciation (depreciation) of investments and foreign currency	5,197,763	(7,529,872)
Net increase (decrease) in net assets resulting from operations	6,033,781	(6,623,491)
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	(2,351)
Advisor Class A (See Note 5)	—	(502,430)
Advisor Class C (See Note 5)	—	(28,807)
Institutional Class (See Note 5)	—	(1,496,121)
Total distributions to shareholders	—	(2,029,709)
CAPITAL SHARE TRANSACTIONS - NO LOAD CLASS:
Proceeds from shares sold	2,603	16,543
Redemption fees	—	20
Proceeds from shares issued to holders in reinvestment of dividends	—	2,350
Cost of shares redeemed	(10,593)	(98,343)
Net decrease in net assets resulting from capital share transactions	(7,990)	(79,430)
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS A:
Proceeds from shares sold	122,616	666,170
Redemption fees	72	1,352
Proceeds from shares issued to holders in reinvestment of dividends	—	501,499
Cost of shares redeemed	(629,725)	(3,661,523)
Net decrease in net assets resulting from capital share transactions	(507,037)	(2,492,502)
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS C:
Proceeds from shares sold	—	30
Redemption fees	3	100
Proceeds from shares issued to holders in reinvestment of dividends	—	24,509
Cost of shares redeemed	(130,642)	(383,518)
Net decrease in net assets resulting from capital share transactions	(130,639)	(358,879)
CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS:
Proceeds from shares sold	379,471	766,829
Redemption fees	199	3,496
Proceeds from shares issued to holders in reinvestment of dividends	—	1,189,746
Cost of shares redeemed	(1,961,676)	(2,995,966)
Net decrease in net assets resulting from capital share transactions	(1,582,006)	(1,035,895)
Total increase (decrease) in net assets:	3,806,109	(12,619,906)

The accompanying notes are an integral part of these financial statements.

17

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Changes in Net Assets
June 30, 2024 (Unaudited)(Continued)

	The Kinetics Spin-Off and Corporate Restructuring Fund
	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
NET ASSETS:
Beginning of period	$22,477,431	$35,097,337
End of period	26,283,540	22,477,431
CHANGES IN SHARES OUTSTANDING - NO LOAD CLASS:
Shares sold	136	807
Shares issued in reinvestments of dividends and distributions	—	119
Shares redeemed	(496)	(5,100)
Net decrease in shares outstanding	(360)	(4,174)
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS A:
Shares sold	6,432	30,875
Shares issued in reinvestments of dividends and distributions	—	26,905
Shares redeemed	(32,150)	(170,293)
Net decrease in shares outstanding	(25,718)	(112,513)
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS C:
Shares sold	—	2
Shares issued in reinvestments of dividends and distributions	—	1,455
Shares redeemed	(7,686)	(19,975)
Net decrease in shares outstanding	(7,686)	(18,518)
CHANGES IN SHARES OUTSTANDING - INSTITUTIONAL CLASS:
Shares sold	17,567	34,136
Shares issued in reinvestments of dividends and distributions	—	63,352
Shares redeemed	(103,053)	(143,469)
Net decrease in shares outstanding	(85,486)	(45,981)

The accompanying notes are an integral part of these financial statements.

18

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Financial Highlights
The Internet Fund
No Load Class

	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net asset value, beginning of period	$58.64	$45.53	$60.64	$53.01	$33.89	$27.19
Income from Investment Operations:
Net investment income (loss)(2)	(0.07)	0.40	(0.30)	(0.83)	(0.29)	(0.25)
Net realized and unrealized gain (loss) on investments	17.44	13.14	(14.44)	8.93	19.41	7.44
Total from investment operations	17.37	13.54	(14.74)	8.10	19.12	7.19
Redemption fees	0.01	0.01	0.01	0.05	0.00(3)	0.00(3)
Less Distributions:
From net realized gains	—	(0.44)	(0.38)	(0.52)	—	(0.49)
Total distributions	—	(0.44)	(0.38)	(0.52)	—	(0.49)
Net asset value, end of period	$76.02	$58.64	$45.53	$60.64	$53.01	$33.89
Total return	29.64% (6)	29.76%	(24.28)%	15.35%	56.42%	26.45%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$240,880	$185,790	$144,397	$226,228	$169,374	$115,351
Ratio of operating expenses to average net assets:(4)	1.71% (7)	1.75%	1.77%	1.71%	1.82%	1.84%
Ratio of net investment income (loss) to average net assets:	(0.19)% (7)	0.83%	(0.60)%	(1.29)%	(0.80)%	(0.76)%
Portfolio turnover rate(5)	33%	19%	19%	4%	1%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Internet Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

19

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Financial Highlights
The Internet Fund
Advisor Class A

	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net asset value, beginning of period	$53.03	$41.31	$55.20	$48.42	$31.03	$25.00
Income from Investment Operations:
Net investment income (loss)(2)	(0.14)	0.26	(0.39)	(0.91)	(0.35)	(0.31)
Net realized and unrealized gain (loss) on investments	15.76	11.89	(13.13)	8.17	17.74	6.83
Total from investment operations	15.62	12.15	(13.52)	7.26	17.39	6.52
Redemption fees	0.01	0.01	0.01	0.04	0.00(6)	—
Less Distributions:
From net realized gains	—	(0.44)	(0.38)	(0.52)	—	(0.49)
Total distributions	—	(0.44)	(0.38)	(0.52)	—	(0.49)
Net asset value, end of period	$68.66	$53.03	$41.31	$55.20	$48.42	$31.03
Total return	29.47%(7)	29.43%	(24.47)%	15.06%	56.04%	26.08%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$3,234	$2,337	$2,302	$5,620	$2,864	$2,296
Ratio of operating expenses to average net assets:(4)	1.96%(8)	2.00%	2.02%	1.96%	2.07%	2.09%
Ratio of net investment income (loss) to average net assets:	(0.44)%(8)	0.58%	(0.85)%	(1.54)%	(1.05)%	(1.01)%
Portfolio turnover rate(5)	33%	19%	19%	4%	1%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Internet Portfolio.
(6)	Amount calculated is less than $0.005.
(7)	Not Annualized.
(8)	Annualized.
The accompanying notes are an integral part of these financial statements.

20

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Financial Highlights
The Internet Fund
Advisor Class C

	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net asset value, beginning of period	$43.45	$34.07	$45.86	$40.49	$26.08	$21.18
Income from Investment Operations:
Net investment income (loss)(2)	(0.25)	0.03	(0.51)	(1.00)	(0.43)	(0.39)
Net realized and unrealized gain (loss) on investments	12.91	9.79	(10.90)	6.85	14.84	5.78
Total from investment operations	12.66	9.82	(11.41)	5.85	14.41	5.39
Redemption fees	0.01	0.00(5)	0.00(5)	0.04	0.00(5)	—
Less Distributions:
From net realized gains	—	(0.44)	(0.38)	(0.52)	—	(0.49)
Total distributions	—	(0.44)	(0.38)	(0.52)	—	(0.49)
Net asset value, end of period	$56.11	$43.45	$34.07	$45.86	$40.49	$26.08
Total return	29.14%(6)	28.82%	(24.87)%	14.52%	55.25%	25.45%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$2,882	$1,896	$1,247	$1,893	$1,560	$943
Ratio of operating expenses to average net assets:(3)	2.46%(7)	2.50%	2.52%	2.46%	2.57%	2.59%
Ratio of net investment income (loss) to average net assets:	(0.94)%(7)	0.08%	(1.35)%	(2.04)%	(1.55)%	(1.51)%
Portfolio turnover rate(4)	33%	19%	19%	4%	1%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(4)	Portfolio turnover of The Internet Portfolio.
(5)	Amount calculated is less than $0.005.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

21

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Financial Highlights
The Global Fund
No Load Class

	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net asset value, beginning of period	$9.39	$8.60	$9.33	$8.30	$6.64	$5.46
Income from Investment Operations:
Net investment income (loss)(2)	0.02	0.15	0.02	(0.09)	(0.03)	(0.00)(3)
Net realized and unrealized gain (loss) on investments	2.72	0.87	(0.62)	1.43	1.69	1.18
Total from investment operations	2.74	1.02	(0.60)	1.34	1.66	1.18
Redemption fees	0.00(3)	0.00(3)	0.00(3)	0.01	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—	(0.23)	—	(0.29)	—	—
From net realized gains	—	—	(0.13)	(0.03)	—	—
Total distributions	—	(0.23)	(0.13)	(0.32)	—	—
Net asset value, end of period	$12.13	$9.39	$8.60	$9.33	$8.30	$6.64
Total return	29.18%	11.89%	(6.46)%	16.32%	25.00%	21.61%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$19,386	$11,857	$21,052	$19,128	$13,904	$8,115
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.17%	2.13%	2.07%	2.08%	2.45%	2.53%
After expense reimbursement(4)	1.39%(7)	1.39%	1.39%	1.39%	1.39%	1.39%
Ratio of net investment income (loss) to average net assets:	0.38%(7)	1.81%	0.25%	(0.90)%	(0.46)%	0.01%
Portfolio turnover rate(5)	43%	16%	57%	7%	8%	5%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Global Portfolio.
(6)	The ratio of expenses includes a tax expense. The expense ratio excluding the tax expense was 2.69% before expense reimbursement and 1.39% after expense reimbursement.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

22

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Financial Highlights
The Global Fund
Advisor Class A

	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net asset value, beginning of period	$9.33	$8.55	$9.31	$8.23	$6.60	$5.45
Income from Investment Operations:
Net investment income (loss)(2)	0.01	0.13	0.00	(0.11)	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	2.69	0.88	(0.63)	1.44	1.68	1.17
Total from investment operations	2.70	1.01	(0.63)	1.33	1.63	1.15
Redemption fees	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—	(0.23)	—	(0.22)	—	—
From net realized gains	—	—	(0.13)	(0.03)	—	—
Total distributions	—	(0.23)	(0.13)	(0.25)	—	—
Net asset value, end of period	$12.03	$9.33	$8.55	$9.31	$8.23	$6.60
Total return	28.94%(7)	11.82%	(6.79)%	16.16%	24.70%	21.10%
SUPPLEMENTAL DATA AND RATIOS
Net assets, End of Period (000’s)	$1,944	$1,335	$840	$595	$574	$1,331
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.42%(8)	2.38%	2.32%	2.33%	2.70%	2.78%
After expense reimbursement(5)	1.64%(8)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets:	0.13%(8)	1.56%	0%	(1.15)%	(0.71)%	(0.24)%
Portfolio turnover rate(6)	43%	16%	57%	7%	8%	5%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Global Portfolio.
(7)	The ratio of expenses includes a tax expense. The expense ratio excluding the tax expense was 2.94% before expense reimbursement and 1.64% after expense reimbursement.
(7)	Not Annualized.
(8)	Annualized.
The accompanying notes are an integral part of these financial statements.

23

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Financial Highlights
The Global Fund
Advisor Class C

	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net asset value, beginning of period	$8.60	$7.89	$8.64	$7.67	$6.18	$5.12
Income from Investment Operations:
Net investment income (loss)(2)	(0.02)	0.08	(0.04)	(0.15)	(0.07)	(0.04)
Net realized and unrealized gain (loss) on investments	2.49	0.80	(0.58)	1.33	1.56	1.10
Total from investment operations	2.47	0.88	(0.62)	1.18	1.49	1.06
Redemption fees	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)	—
Less Distributions:
From net investment income	—	(0.17)	—	(0.18)	—	—
From net realized gains	—	—	(0.13)	(0.03)	—	—
Total distributions	—	(0.17)	(0.13)	(0.21)	—	—
Net asset value, end of period	$11.07	$8.60	$7.89	$8.64	$7.67	$6.18
Total return	28.72%(6)	11.18%	(7.21)%	15.44%	24.11%	20.70%
SUPPLEMENTAL DATA AND RATIOS
Net assets, End of Period (000’s)	$5,574	$4,732	$6,574	$7,439	$5,982	$4,969
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.92%(7)	2.88%	2.82%	2.83%	3.20%	3.28%
After expense reimbursement(4)	2.14%(7)	2.14%	2.14%	2.14%	2.14%	2.14%
Ratio of net investment income (loss) to average net assets:	(0.37)%(7)	1.06%	(0.50)%	(1.65)%	(1.21)%	(0.74)%
Portfolio turnover rate(5)	43%	16%	57%	7%	8%	5%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Global Portfolio.
(6)	The ratio of expenses includes a tax expense. The expense ratio excluding the tax expense was 3.44% before expense reimbursement and 2.14% after expense reimbursement.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

24

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Financial Highlights
The Paradigm Fund
No Load Class

	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net asset value, beginning of period	$73.13	$92.91	$73.37	$53.99	$53.38	$41.32
Income from investment operations:
Net investment income (loss)(2)	(0.26)	(0.39)	(0.13)	(0.67)	0.19	(0.36)
Net realized and unrealized gain (loss) on investments	21.27	(15.26)	21.52	21.26	1.59	12.96
Total from investment operations	21.01	(15.65)	21.39	20.59	1.78	12.60
Redemption fees	0.00(3)	0.00(3)	0.01	0.01	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—	—	(0.01)	—	(0.18)	(0.01)
From net realized gains	—	(4.13)	(1.85)	(1.22)	(0.99)	(0.53)
Total distributions	—	(4.13)	(1.86)	(1.22)	(1.17)	(0.54)
Net asset value, end of period	$94.14	$73.13	$92.91	$73.37	$53.99	$53.38
Total return	28.73%(6)	(16.89)%	29.17%	38.15%	3.32%	30.48%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$404,685	$338,263	$517,268	$368,383	$274,876	$348,402
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.67%(7)	1.68%	1.67%	1.68%	1.72%	1.72%
After expense reimbursement(4)	1.64%(7)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets:	(0.65)%(7)	(0.51)%	(0.16)%	(0.88)%	0.42%	(0.72)%
Portfolio turnover rate(5)	2%	0%	0%	1%	1%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Paradigm Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

25

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Financial Highlights
The Paradigm Fund
Advisor Class A

	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net asset value, beginning of period	$69.61	$88.90	$70.44	$51.99	$51.47	$39.95
Income from Investment Operations:
Net investment income (loss)(2)	(0.34)	(0.56)	(0.31)	(0.83)	0.07	(0.47)
Net realized and unrealized gain (loss) on investments	20.22	(14.60)	20.62	20.49	1.51	12.52
Total from investment operations	19.88	(15.16)	20.31	19.66	1.58	12.05
Redemption fees	0.00(3)	0.00(3)	0.00(3)	0.01	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—	—	—	—	(0.07)	—
From net realized gains	—	(4.13)	(1.85)	(1.22)	(0.99)	(0.53)
Total Distributions	—	(4.13)	(1.85)	(1.22)	(1.06)	(0.53)
Net asset value, end of period	$89.49	$69.61	$88.90	$70.44	$51.99	$51.47
Total return	28.56%(7)	(17.10)%	28.86%	37.81%	3.05%	30.15%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$182,506	$143,676	$188,033	$155,850	$94,179	$115,580
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.92%(8)	1.93%	1.92%	1.93%	1.97%	1.97%
After expense reimbursement(5)	1.89%(8)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment income (loss) to average net assets:	(0.90)%(8)	(0.76)%	(0.41)%	(1.13)%	0.17%	(0.97)%
Portfolio turnover rate(6)	2%	0%	0%	1%	1%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Paradigm Portfolio.
(7)	Not Annualized.
(8)	Annualized.
The accompanying notes are an integral part of these financial statements.

26

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Financial Highlights
The Paradigm Fund
Advisor Class C

	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$62.36	$80.56	$64.28	$47.77	$47.54	$37.12
Income from Investment Operations:
Net investment loss(2)	(0.47)	(0.83)	(0.63)	(1.08)	(0.14)	(0.66)
Net realized and unrealized gain (loss) on investments	18.09	(13.24)	18.76	18.80	1.36	11.61
Total from Investment Operations	17.62	(14.07)	18.13	17.72	1.22	10.95
Redemption Fees	0.00(3)	0.00(3)	0.00(3)	0.01	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—	—	—	—	—	—
From net realized gains	—	(4.13)	(1.85)	(1.22)	(0.99)	(0.53)
Total Distributions	—	(4.13)	(1.85)	(1.22)	(0.99)	(0.53)
Net Asset Value, End of Period	$79.98	$62.36	$80.56	$64.28	$47.77	$47.54
Total return	28.26%(6)	(17.52)%	28.22%	37.11%	2.56%	29.49%
SUPPLEMENTAL DATA AND RATIOS
Net assets, End of Period (000’s)	$63,970	$57,370	$84,135	$71,947	$84,597	$113,300
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.42%(7)	2.43%	2.42%	2.43%	2.47%	2.47%
After expense reimbursement(4)	2.39%(7)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment loss to average net assets:	(1.40)%(7)	(1.26)%	(0.91)%	(1.63)%	(0.33)%	(1.47)%
Portfolio turnover rate(5)	2%	0%	0%	1%	1%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Paradigm Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

27

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Financial Highlights
The Paradigm Fund
Institutional Class

	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$74.10	$93.89	$74.09	$54.51	$53.87	$41.69
Income from Investment Operations:
Net investment income (loss)(2)	(0.18)	(0.24)	0.03	(0.52)	0.28	(0.26)
Net realized and unrealized gain (loss) on investments	21.55	(15.42)	21.77	21.47	1.64	13.08
Total from Investment Operations	21.37	(15.66)	21.80	20.95	1.92	12.82
Redemption Fees	0.00(3)	0.00(3)	0.00(3)	0.01	0.00	0.00
Less Distributions:
From net investment income	—	—	(0.15)	(0.16)	(0.29)	(0.11)
From net realized gains	—	(4.13)	(1.85)	(1.22)	(0.99)	(0.53)
Total Distributions	—	(4.13)	(2.00)	(1.38)	(1.28)	(0.64)
Net Asset Value, End of Period	$95.47	$74.10	$93.89	$74.09	$54.51	$53.87
Total return	28.84%(6)	(16.73)%	29.43%	38.44%	3.55%	30.75%
SUPPLEMENTAL DATA AND RATIOS
Net assets, End of Period (000’s)	$248,752	$222,295	$288,387	$229,996	$184,693	$202,378
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.62%(7)	1.63%	1.62%	1.63%	1.67%	1.67%
After expense reimbursement(4)	1.44%(7)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss) to average net assets:	(0.45)%(7)	(0.31)%	0.04%	(0.68)%	0.62%	(0.51)%
Portfolio turnover rate(5)	2%	0%	0%	1%	1%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Paradigm Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

28

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Financial Highlights
The Small Cap Opportunities Fund
No Load Class

	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$104.27	$130.35	$98.78	$66.81	$65.31	$51.40
Income from Investment Operations:
Net investment income (loss)(2)	0.04	0.25	0.07	(0.91)	0.43	(0.29)
Net realized and unrealized gain (loss) on investments	23.84	(19.35)	31.47	34.48	1.07	14.20
Total from Investment Operations	23.88	(19.10)	31.54	33.57	1.50	13.91
Redemption Fees	—	0.02	0.03	0.05	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—	(1.30)	—	(1.65)	—	—
From net realized gains	—	(5.70)
Total Distributions	—	(7.00)	—	(1.65)	—	—
Net Asset Value, End of Period	$128.15	$104.27	$130.35	$98.78	$66.81	$65.31
Total return	22.90%(6)	(14.69)%	31.96%	50.33%	2.30%	27.06%
SUPPLEMENTAL DATA AND RATIOS
Net assets, End of Period (000’s)	$219,470	$204,889	$327,093	$195,631	$126,350	$180,575
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.71%(7)	1.72%	1.69%	1.70%	1.78%	1.75%
After expense reimbursement(4)	1.64%(7)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets:	0.08%(7)	0.22%	0.07%	(0.93)%	0.78%	(0.48)%
Portfolio turnover rate(5)	3%	2%	6%	3%	0%	4%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Small Cap Opportunities Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

29

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Financial Highlights
The Small Cap Opportunities Fund
Advisor Class A

	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$100.03	$125.37	$95.24	$64.41	$63.12	$49.81
Income from Investment Operations:
Net investment income (loss)(2)	(0.09)	(0.03)	(0.20)	(1.12)	0.28	(0.43)
Net realized and unrealized gain (loss) on investments	22.85	(18.61)	30.30	33.24	1.01	13.74
Total from Investment Operations	22.76	(18.64)	30.10	32.12	1.29	13.31
Redemption Fees	—	0.02	0.03	0.05	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—	(1.02)	—	(1.34)	—	—
From net realized gains	—	(5.70)
Total Distributions	—	(6.72)	—	(1.34)	—	—
Net Asset Value, End of Period	$122.79	$100.03	$125.37	$95.24	$64.41	$63.12
Total return	22.75%(7)	(14.91)%	31.64%	49.94%	2.04%	26.72%
SUPPLEMENTAL DATA AND RATIOS
Net assets, End of Period (000’s)	$18,400	$15,685	$23,920	$14,755	$8,172	$11,986
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.96%(8)	1.97%	1.94%	1.95%	2.03%	2.00%
After expense reimbursement(5)	1.89%(8)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment income (loss) to average net assets:	(0.17)%(8)	(0.03)%	(0.18)%	(1.18)%	0.53%	(0.73)%
Portfolio turnover rate(6)	3%	2%	6%	3%	0%	4%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Small Cap Opportunities Portfolio.
(7)	Not Annualized.
(8)	Annualized.
The accompanying notes are an integral part of these financial statements.

30

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Financial Highlights
The Small Cap Opportunities Fund
Advisor Class C

	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$93.93	$118.14	$90.20	$60.85	$59.93	$47.53
Income from Investment Operations:
Net investment income (loss)(2)	(0.33)	(0.53)	(0.69)	(1.49)	0.02	(0.69)
Net realized and unrealized gain (loss) on investments	21.41	(17.53)	28.60	31.38	0.90	13.09
Total from Investment Operations	21.08	(18.06)	27.91	29.89	0.92	12.40
Redemption Fees	—	0.02	0.03	0.05	0.00(3)	—
Less Distributions:
From net investment income	—	(0.47)	—	(0.59)	—	—
From net realized gains	—	(5.70)
Total Distributions	—	(6.17)	—	(0.59)	—	—
Net Asset Value, End of Period	$115.01	$93.93	$118.14	$90.20	$60.85	$59.93
Total return	22.44%(6)	(15.32)%	30.98%	49.20%	1.53%	26.09%
SUPPLEMENTAL DATA AND RATIOS
Net assets, End of Period (000’s)	$9,235	$8,396	$12,234	$9,219	$8,684	$10,544
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.46%(7)	2.46%	2.44%	2.45%	2.53%	2.50%
After expense reimbursement(4)	2.39%(7)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment income (loss) to average net assets:	(0.67)%(7)	(0.53)%	(0.68)%	(1.68)%	0.03%	(1.23)%
Portfolio turnover rate(5)	3%	2%	6%	3%	0%	4%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Small Cap Opportunities Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

31

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Financial Highlights
The Small Cap Opportunities Fund
Institutional Class

	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$106.78	$133.32	$100.83	$68.25	$66.58	$52.30
Income from Investment Operations:
Net investment income (loss)(2)	0.16	0.48	0.31	(0.73)	0.55	(0.17)
Net realized and unrealized gain (loss) on investments	24.43	(19.78)	32.14	35.22	1.12	14.45
Total from Investment Operations	24.59	(19.30)	32.45	34.49	1.67	14.28
Redemption Fees	—	0.02	0.04	0.06	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—	(1.56)	—	(1.97)	—	—
From net realized gains	—	(5.70)
Total Distributions	—	(7.26)	—	(1.97)	—	—
Net Asset Value, End of Period	$131.37	$106.78	$133.32	$100.83	$68.25	$66.58
Total return	23.03%(6)	(14.52)%	32.22%	50.62%	2.51%	27.30%
SUPPLEMENTAL DATA AND RATIOS
Net assets, End of Period (000’s)	$58,672	$55,494	$95,963	$49,484	$35,118	$66,459
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.66%(7)	1.67%	1.64%	1.65%	1.73%	1.70%
After expense reimbursement(4)	1.44%(7)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss) to average net assets:	0.28%(7)	0.42%	0.27%	(0.73)%	0.98%	(0.28)%
Portfolio turnover rate(5)	3%	2%	6%	3%	0%	4%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Small Cap Opportunities Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

32

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Financial Highlights
The Market Opportunities Fund
No Load Class

	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$41.85	$45.55	$40.16	$31.85	$26.71	$21.83
Income from Investment Operations:
Net investment income (loss)(2)	0.01	0.36	0.07	(0.33)	0.10	(0.00)(3)
Net realized and unrealized gain (loss) on investments	12.10	(3.70)	5.94	9.25	5.12	4.97
Total from Investment Operations	12.11	(3.34)	6.01	8.92	5.22	4.97
Redemption Fees	0.00(3)	0.00(3)	0.00(3)	0.02	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—	(0.36)	(0.02)	(0.59)	(0.08)	(0.09)
From net realized gains	—	—	(0.60)	(0.04)	—	—
Total Distributions	—	(0.36)	(0.62)	(0.63)	(0.08)	(0.09)
Net Asset Value, End of Period	$53.96	$41.85	$45.55	$40.16	$31.85	$26.71
Total return	28.94%(6)	(7.33)%	14.98%	28.04%	19.55%	22.76%
SUPPLEMENTAL DATA AND RATIOS
Net assets, End of Period (000’s)	$106,162	$92,117	$96,190	$86,943	$66,570	$56,987
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.75%(7)	1.76%	1.76%	1.75%	1.85%	1.84%
After expense reimbursement(4)	1.40%(7)	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets:	0.04%(7)	0.90%	0.18%	(0.79)%	0.40%	(0.01)%
Portfolio turnover rate(5)	9%	5%	13%	2%	2%	4%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Market Opportunities Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

33

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Financial Highlights
The Market Opportunities Fund
Advisor Class A

	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$41.14	$44.81	$39.54	$31.36	$26.29	$21.49
Income from Investment Operations:
Net investment income (loss)(2)	(0.05)	0.26	(0.03)	(0.43)	0.04	(0.07)
Net realized and unrealized gain (loss) on investments	11.89	(3.65)	5.83	9.10	5.04	4.89
Total from Investment Operations	11.84	(3.39)	5.80	8.67	5.08	4.82
Redemption Fees	0.00(3)	0.00(3)	0.00(3)	0.02	0.00(3)	—
Less Distributions:
From net investment income	—	(0.28)	—	(0.47)	(0.01)	(0.02)
From net realized gains	—	—	(0.53)	(0.04)	—	—
Total Distributions	—	(0.28)	(0.53)	(0.51)	(0.01)	(0.02)
Net Asset Value, End of Period	$52.98	$41.14	$44.81	$39.54	$31.36	$26.29
Total return	28.78%(7)	(7.56)%	14.69%	27.70%	19.31%	22.42%
SUPPLEMENTAL DATA AND RATIOS
Net assets, End of Period (000’s)	$11,981	$9,238	$9,794	$8,786	$6,442	$6,868
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.00%(8)	2.01%	2.01%	2.00%	2.10%	2.09%
After expense reimbursement(5)	1.65%(8)	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets:	(0.21)%(8)	0.65%	(0.07)%	(1.04)%	0.15%	(0.26)%
Portfolio turnover rate(6)	9%	5%	13%	2%	2%	4%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Market Opportunities Portfolio.
(7)	Not Annualized.
(8)	Annualized.
The accompanying notes are an integral part of these financial statements.

34

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Financial Highlights
The Market Opportunities Fund
Advisor Class C

	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$39.06	$42.51	$37.72	$29.79	$25.10	$20.61
Income from Investment Operations:
Net investment income (loss)(2)	(0.15)	0.06	(0.22)	(0.60)	(0.08)	(0.18)
Net realized and unrealized gain (loss) on investments	11.25	(3.46)	5.54	8.65	4.77	4.67
Total from Investment Operations	11.10	(3.40)	5.32	8.05	4.69	4.49
Redemption Fees	0.00(5)	0.00(5)	0.00(5)	0.02	0.00(5)	—
Less Distributions:
From net investment income	—	(0.05)	—	(0.10)	—	—
From net realized gains	—	—	(0.53)	(0.04)	—	—
Total Distributions	—	(0.05)	(0.53)	(0.14)	—	—
Net Asset Value, End of Period	$50.16	$39.06	$42.51	$37.72	$29.79	$25.10
Total return	28.42%(6)	(8.01)%	14.12%	27.06%	18.69%	21.79%
SUPPLEMENTAL DATA AND RATIOS
Net assets, End of Period (000’s)	$11,137	$9,871	$12,610	$11,087	$9,392	$10,051
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.50%(7)	2.51%	2.51%	2.50%	2.60%	2.59%
After expense reimbursement(3)	2.15%(7)	2.15%	2.15%	2.15%	2.15%	2.15%
Ratio of net investment income (loss) to average net assets:	(0.71)%(7)	0.15%	(0.57)%	(1.54)%	(0.35)%	(0.76)%
Portfolio turnover rate(4)	9%	5%	13%	2%	2%	4%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(4)	Portfolio turnover of The Market Opportunities Portfolio.
(5)	Amount calculated is less than $0.005.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

35

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Financial Highlights
The Market Opportunities Fund
Institutional Class

	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$42.54	$46.29	$40.79	$32.34	$27.11	$22.16
Income from Investment Operations:
Net investment income (loss)(2)	0.06	0.45	0.16	(0.25)	0.15	0.05
Net realized and unrealized gain (loss) on investments	12.29	(3.76)	6.04	9.39	5.22	5.04
Total from Investment Operations	12.35	(3.31)	6.20	9.14	5.37	5.09
Redemption Fees	0.00(3)	0.00(3)	0.00(3)	0.02	—	0.00(3)
Less Distributions:
From net investment income	—	(0.44)	(0.03)	(0.67)	(0.14)	(0.14)
From net realized gains	—	—	(0.67)	(0.04)	—	—
Total Distributions	—	(0.44)	(0.70)	(0.71)	(0.14)	(0.14)
Net Asset Value, End of Period	$54.89	$42.54	$46.29	$40.79	$32.34	$27.11
Total return	29.03%(6)	(7.14)%	15.21%	28.31%	19.79%	22.98%
SUPPLEMENTAL DATA AND RATIOS
Net assets, End of Period (000’s)	$26,604	$19,964	$21,577	$22,655	$14,260	$12,534
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.70%(7)	1.71%	1.71%	1.70%	1.80%	1.79%
After expense reimbursement(3)	1.20%(7)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income (loss) to average net assets:	0.24%(7)	1.10%	0.38%	(0.59)%	0.60%	0.19%
Portfolio turnover rate(4)	9%	5%	13%	2%	2%	4%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Market Opportunities Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

36

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Financial Highlights
The Multi-Disciplinary Income Fund
No Load Class

	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$9.92	$9.94	$10.40	$10.45	$10.95	$10.46
Income from Investment Operations:
Net investment income(2)	0.33	0.49	0.21	0.18	0.33	0.45
Net realized and unrealized gain (loss) on investments	0.03	0.01	(0.45)	(0.07)	(0.50)	0.49
Total from Investment Operations	0.36	0.50	(0.24)	0.11	(0.17)	0.94
Redemption Fees	0.00	0.00(3)	0.00(3)	0.01	0.00(3)	0.00(3)
Less Distributions:
From net investment income	(0.34)	(0.52)	(0.22)	(0.17)	(0.33)	(0.45)
Total Distributions	(0.34)	(0.52)	(0.22)	(0.17)	(0.33)	(0.45)
Net Asset Value, End of Period	$9.94	$9.92	$9.94	$10.40	$10.45	$10.95
Total return	3.69%(6)	5.15%	(2.30)%	1.18%	(1.38)%	9.08%
SUPPLEMENTAL DATA AND RATIOS
Net assets, End of Period (000’s)	$13,420	$12,121	$16,325	$3,202	$3,698	$6,025
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.20%(7)	1.64%	2.30%	2.10%	2.13%	2.04%
After expense reimbursement(4)	0.74%(7)	1.03%(8)	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets:	6.72%(7)	4.94%	2.06%	1.72%	3.14%	4.10%
Portfolio turnover rate(5)	4%	37%	0%	0%	0%	0%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.
(6)	Not Annualized.
(7)	Annualized.
(8)	Effective as of April 30, 2023, the Adviser has agreed to reduce the expense limitation for the Multi-Disciplinary Income Fund from 1.49% to 0.74%.
The accompanying notes are an integral part of these financial statements.

37

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Financial Highlights
The Spin-Off Fund
No Load Class

	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$19.46	$26.33	$19.20	$13.45	$12.83	$9.77
Income from Investment Operations:
Net investment income (loss)(2)	(0.00)(3)	0.03	0.08	(0.11)	0.10	(0.00)(3)
Net realized and unrealized gain (loss) on investments	5.74	(5.17)	7.49	5.88	0.60	3.06
Total from Investment Operations	5.74	(5.14)	7.57	5.77	0.70	3.06
Redemption Fees	0.00(3)	0.01	0.00(3)	0.00(3)	—	—
Less Distributions:
From net investment income	—	(0.03)	—	(0.02)	(0.08)	—
From net realized gains	—	(1.71)	(0.44)	—	—	—
Total Distributions	—	(1.74)	(0.44)	(0.02)	(0.08)	—
Net Asset Value, End of Period	$25.20	$19.46	$26.33	$19.20	$13.45	$12.83
Total return	29.50%(4)	(19.59)%	39.43%	42.90%	5.44%	31.32%
SUPPLEMENTAL DATA AND RATIOS
Net assets, End of Period (000’s)	$28	$29	$149	$125	$18	$60
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.88%(5)	1.83%	1.79%	1.84%	2.17%	1.96%
After expense reimbursement(6)	1.45%(5)	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of net investment income (loss) to average net assets:	(0.02)%(5)	0.15%	0.36%	(0.57)%	0.92%	(0.04)%
Portfolio turnover rate	5%	1%	4%	1%	0%	2%

(1)	Information presented relates to a share of capital stock outstanding for each Year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the Year.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
The accompanying notes are an integral part of these financial statements.

38

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Financial Highlights
The Spin-Off Fund
Advisor Class A

	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$18.42	$25.05	$18.28	$12.82	$12.25	$9.33
Income from Investment Operations:
Net investment income (loss)(2)	(0.01)	0.02	0.06	(0.12)	0.09	(0.01)
Net realized and unrealized gain (loss) on investments	5.44	(4.91)	7.15	5.60	0.55	2.93
Total from Investment Operations	5.43	(4.89)	7.21	5.48	0.64	2.92
Redemption Fees	0.00(3)	0.00(3)	0.00(3)	0.00(3)	—	—
Less Distributions:
From net investment income	—	(0.03)	—	(0.02)	(0.07)	—
From net realized gains	—	(1.71)	(0.44)	—	—	—
Total Distributions	—	(1.74)	(0.44)	(0.02)	(0.07)	—
Net Asset Value, End of Period	$23.85	$18.42	$25.05	$18.28	$12.82	$12.25
Total return	29.48%(5)	(19.63)%	39.45%	42.75%	5.21%	31.30%
SUPPLEMENTAL DATA AND RATIOS
Net assets, End of Period (000’s)	$6,843	$5,758	$10,649	$5,869	$2,521	$3,574
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.13%(6)	2.08%	2.04%	2.09%	2.41%	2.21%
After expense reimbursement(7)	1.50%(6)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:	(0.08)%(6)	0.09%	0.30%	(0.62)%	0.87%	(0.09)%
Portfolio turnover rate	5%	1%	4%	1%	0%	2%

(1)	Information presented relates to a share of capital stock outstanding for each Year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the Year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
The accompanying notes are an integral part of these financial statements.

39

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Financial Highlights
The Spin-Off Fund
Advisor Class C

	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$16.64	$23.01	$16.95	$11.98	$11.47	$8.80
Income from Investment Operations:
Net investment income (loss)(2)	(0.07)	(0.13)	(0.08)	(0.23)	0.01	(0.09)
Net realized and unrealized gain (loss) on investments	4.90	(4.50)	6.58	5.23	0.50	2.76
Total from Investment Operations	4.83	(4.63)	6.50	5.00	0.51	2.67
Redemption Fees	0.00(6)	0.00(6)	0.00(6)	0.00(6)	—	—
Less Distributions:
From net investment income	—	(0.03)	—	(0.03)	(0.00)(6)	—
From net realized gains	—	(1.71)	(0.44)	—	—	—
Total Distributions	—	(1.74)	(0.44)	(0.03)	(0.00)(6)	—
Net Asset Value, End of Period	$21.47	$16.64	$23.01	$16.95	$11.98	$11.47
Total return	29.03%(3)	(20.24)%	38.36%	41.73%	4.47%	30.34%
SUPPLEMENTAL DATA AND RATIOS
Net assets, End of Period (000’s)	$223	$301	$842	$940	$2,611	$4,064
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.63%(4)	2.58%	2.54%	2.59%	2.91%	2.71%
After expense reimbursement(5)	2.25%(4)	2.25%	2.25%	2.25%	2.25%	2.25%
Ratio of net investment income (loss) to average net assets:	(0.82)%(4)	(0.66)%	(0.43)%	(1.37)%	0.12%	(0.84)%
Portfolio turnover rate	5%	1%	4%	1%	0%	2%

(1)	Information presented relates to a share of capital stock outstanding for each Year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the Year.
(3)	Not annualized.
(4)	Annualized.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Amount calculated is less than $0.005.
The accompanying notes are an integral part of these financial statements.

40

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Financial Highlights
The Spin-Off Fund
Institutional Class

	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$18.56	$25.25	$18.40	$12.87	$12.32	$9.36
Income from Investment Operations:
Net investment income (loss)(2)	0.02	0.07	0.12	(0.07)	0.12	0.02
Net realized and unrealized gain (loss) on investments	5.48	(4.95)	7.21	5.62	0.55	2.95
Total from Investment Operations	5.50	(4.88)	7.33	5.55	0.67	2.97
Redemption Fees	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)	—
Less Distributions:
From net investment income	—	(0.10)	(0.04)	(0.02)	(0.12)	(0.01)
From net realized gains	—	(1.71)	(0.44)	—	—	—
Total Distributions	—	(1.81)	(0.48)	(0.02)	(0.12)	(0.01)
Net Asset Value, End of Period	$24.06	$18.56	$25.25	$18.40	$12.87	$12.32
Total return	29.63%(4)	(19.43)%	39.82%	43.12%	5.46%	31.74%
SUPPLEMENTAL DATA AND RATIOS
Net assets, End of Period (000’s)	$19,190	$16,389	$23,458	$17,377	$12,387	$13,751
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.83%(5)	1.78%	1.74%	1.79%	2.11%	1.91%
After expense reimbursement(6)	1.25%(5)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets:	0.15%(5)	0.35%	0.56%	(0.37)%	1.12%	0.16%
Portfolio turnover rate	5%	1%	4%	1%	0%	2%

(1)	Information presented relates to a share of capital stock outstanding for each Year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the Year.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Amount calculated is less than $0.005.
The accompanying notes are an integral part of these financial statements.

41

Selected Financial Highlights
Financial highlights for the Master Portfolios were as follows

	The Internet Portfolio
	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
Total Return	30.02%	30.16%	(23.86)%	15.72%	56.87%	26.92%
Ratio of expenses to average net assets:	1.32%	1.35%	1.35%	1.34%	1.37%	1.37%
Ratio of net investment income (loss) to average net assets:	0.19%	1.23%	(0.18)%	(0.92)%	(0.36)%	(0.29)%
Portfolio turnover rate	33%	19%	19%	4%	1%	1%

	The Global Portfolio
	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
Total Return	29.10%	11.79%	(6.53)%	16.23%	24.80%	21.41%
Ratio of expenses to average net assets:	1.42%	1.49%	1.46%	1.48%	1.59%	1.59%
Ratio of net investment income (loss) to average net assets:	0.29%	1.71%	0.18%	(1.00)%	(0.66)%	(0.18)%
Portfolio turnover rate	43%	16%	57%	7%	8%	5%

	The Paradigm Portfolio
	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
Total Return	29.05%	(16.59)%	29.48%	38.46%	3.61%	30.77%
Ratio of expenses to average net assets:	1.29%	1.34%	1.33%	1.33%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:	(0.33)%	(0.20)%	0.15%	(0.58)%	0.70%	(0.43)%
Portfolio turnover rate	2%	0%	0%	1%	1%	1%

	The Small Cap Opportunities Portfolio
	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
Total Return	23.21%	(14.40)%	32.26%	50.63%	2.57%	27.34%
Ratio of expenses to average net assets:	1.31%	1.35%	1.34%	1.34%	1.37%	1.36%
Ratio of net investment income (loss) to average net assets:	0.37%	0.52%	0.37%	(0.62)%	1.05%	(0.20)%
Portfolio turnover rate	3%	2%	6%	3%	0%	4%

The accompanying notes are an integral part of these financial statements

42

Selected Financial Highlights(Continued)
Financial highlights for the Master Portfolios were as follows

	The Market Opportunities Portfolio
	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
Total Return	29.00%	(7.29)%	15.02%	28.08%	19.57%	22.77%
Ratio of expenses to average net assets:	1.31%	1.36%	1.36%	1.36%	1.38%	1.39%
Ratio of net investment income (loss) to average net assets:	0.09%	0.94%	0.22%	(0.74)%	0.42%	(0.00)%
Portfolio turnover rate	9%	5%	13%	2%	2%	4%

	The Multi-Disciplinary Income Portfolio
	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
Total Return	3.92%	5.24%	(2.29)%	1.23%	(1.35)%	9.13%
Ratio of expenses to average net assets:	0.50%	0.94%	1.48%	1.44%	1.46%	1.44%
Ratio of net investment income to average net assets:	6.92%	5.16%	2.14%	1.74%	3.17%	4.15%
Portfolio turnover rate	4%	37%	0%	0%	0%	0%

The accompanying notes are an integral part of these financial statements

43

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)
1. Organization
Kinetics Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund (“Internet”), The Global Fund (“Global”), The Paradigm Fund (“Paradigm”), The Small Cap Opportunities Fund (“Small Cap”), The Market Opportunities Fund (“Market Opportunities”), The Multi-Disciplinary Income Fund (“Multi-Disciplinary Income”) and The Kinetics Spin-Off and Corporate Restructuring Fund (“Spin-Off Fund”) (each, a “Fund” and collectively, the “Funds”). Investment operations of the Company began on October 21, 1996 (Internet), December 31, 1999 (Global and Paradigm), March 20, 2000 (Small Cap), January 31, 2006 (Market Opportunities), February 11, 2008 (Multi-Disciplinary Income) and May 4, 2007 (Spin-Off Fund). The Spin-Off Fund completed a plan of reorganization at the close of business on December 8, 2017 to begin operations under the Company. Prior to December 8, 2017, the Spin-Off Fund was known as Horizon Spin-Off and Corporate Restructuring Fund, a series of Investment Managers Series Trust. Each series, except the Spin-Off Fund, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding portfolio series, The Internet Portfolio (“Internet Portfolio”), The Global Portfolio (“Global Portfolio”), The Paradigm Portfolio (“Paradigm Portfolio”), The Small Cap Opportunities Portfolio (“Small Cap Opportunities Portfolio”), The Market Opportunities Portfolio (“Market Opportunities Portfolio”) and The Multi- Disciplinary Income Portfolio (“Multi-Disciplinary Income Portfolio”) (each a “Master Portfolio” and collectively the “Master Portfolios”) of Kinetics Portfolios Trust (the “Trust”). The Spin-Off Fund does not invest all of its investable assets in a Master Portfolio and will directly acquire and manage its own portfolio of securities.
On April 28, 2000 (January 31, 2006, with respect to Market Opportunities, and February 11, 2008, with respect to Multi-Disciplinary Income), each series in the Company, except for the Spin-Off Fund, entered into a master- feeder fund structure. By entering into this structure, each series, except for the Spin-Off Fund, (each a “Feeder Fund” and collectively, the “Feeder Funds”) invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio may have multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.
Each Feeder Fund’s respective interest in the corresponding Master Portfolio as of June 30, 2024, is as follows:

Interest in Master Portfolio
The Internet Fund	99.974%
The Global Fund	99.929%
The Paradigm Fund	95.861%
The Small Cap Opportunities Fund	99.949%
The Market Opportunities Fund	99.962%
The Multi-Disciplinary Income Fund	98.496%

Prior to the conversion to a master-feeder fund structure on April 28, 2000, each then existing series conducted its own investment operations.
As of June 30, 2024, each of the Funds (other than the Multi-Disciplinary Income Fund) offers Advisor Class A shares. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%.
As of June 30, 2024, each of the Funds (other than the Multi-Disciplinary Income Fund) offers Advisor Class C shares. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. If you sell your Advisor Class C shares within 12 months of purchase, you will have to pay a contingent deferred sales charge of 1.00%, which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.

44

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
As of June 30, 2024, each of the Funds offers No Load Class shares. No Load Class shares are subject to a shareholder servicing fee of 0.25% of average daily net assets but do not have 12b-1 fees or a sales charge.
As of June 30, 2024, the Paradigm, Small Cap, Market Opportunities and Spin-Off Funds offer Institutional Class shares. Institutional Class shares are subject to a shareholder servicing fee of 0.20% of average daily net assets but do not have 12b-1 fees or a sales charge. The Adviser has contractually agreed to waive the portion of the Institutional Class shareholder servicing fee in excess of 0.05%.
Each class of shares for each Feeder Fund and the Spin-Off Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Advisor Class C shares, the front-end sales charge on the Advisor Class A shares, the contingent deferred sales charge on Class C, the shareholder servicing fees paid by the Advisor Class A, Advisor Class C, No Load Class and Institutional Class shares, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares. Shares of each Feeder Fund and the Spin-Off Fund will assess a 2.00% redemption fee (with exceptions) on shares redeemed or exchanged within 30 days of purchase. Income, expenses (other than expenses attributable to a speciﬁc class), and realized and unrealized gains or losses on investments are allocated to each class based on its relative net assets.
Refer to the Master Portfolios’ ﬁnancial statements to obtain information about the investment objective of the corresponding Feeder Fund. The ﬁnancial statements of the Master Portfolios, including the portfolios of investments, are contained elsewhere in this report, and should be read in conjunction with the Feeder Funds’ ﬁnancial statements.
2. Signiﬁcant Accounting Policies
Security Valuation – Master Portfolios and Spin-Off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange- traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).
Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value by the Adviser, as the Master Portfolios’ and Spin-Off Fund’s Valuation Designee. In determining the fair value of a security, the Adviser, as Valuation Designee, shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with

45

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At June 30, 2024, 1.08%, 1.06%, 0.09%, 0.71%, 3.30% and 0.14% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Market Opportunities Portfolio, The Multi-Disciplinary Income Portfolio and Spin-Off Fund, respectively, were fair valued securities. The Small Cap Opportunities Portfolio did not hold any fair valued securities at June 30, 2024.
Bitcoin – The Master Portfolios and Spin-Off Fund may invest in Grayscale Bitcoin Trust, a Delaware statutory trust (“Bitcoin Trust”) that invests in bitcoins. From time to time, the Bitcoin Trust issues creation units in exchange for bitcoins and distributes bitcoins in exchange for redemption units. The performance of the Bitcoin Trust is intended to reﬂect changes in the value of the Bitcoin Trust’s bitcoin investments. At June 30, 2024, 46.15%, 30.38%, 11.04%, 5.22%, 20.45% and 0.01% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio and The Spin-Off Fund, respectively, were invested in the Bitcoin Trust. Investments in bitcoins produce non- qualifying income under Subchapter M of the Internal Revenue Code.
Bitcoin is a decentralized digital currency that enables instant transfers to anyone, anywhere in the world. Managing transactions in bitcoins occurs via an open source, cryptographic protocol central authority. The Bitcoin Network is an online, end-user-to-end-user network that hosts the public transaction ledger, known as the Blockchain, and the source code that comprises the basis for the cryptographic and algorithmic protocols governing the Bitcoin Network. No single entity owns or operates the Bitcoin Network, the infrastructure of which is collectively maintained by a decentralized user base. Since the Bitcoin Network is decentralized, it does not rely on either governmental authorities or ﬁnancial institutions to create, transmit or determine the value of bitcoins. Rather, the value of bitcoins is determined by the supply of and demand for bitcoins in the global bitcoin exchange market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Bitcoin transactions are irrevocable and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Shares of the Bitcoin Trust may trade at a premium or discount to the net asset value of the Bitcoin Trust. The price of bitcoins is set in transfers by mutual agreement or barter as well as the number of merchants that accept bitcoins. Because bitcoins are digital ﬁles that can be transferred without the involvement of intermediaries or third parties, there are little or no transaction costs in direct end-user-to-end-user transactions. Bitcoins can be used to pay for goods and services or can be converted to ﬁat currencies, such as the U.S. dollar, at rates determined by the Bitcoin Exchanges. Additionally, third party service providers such as Bitcoin Exchanges are also used for transfers, but they may charge signiﬁcant fees for processing transactions.
As bitcoins have grown in popularity, the U.S. Congress and a number of federal and state agencies (including the Financial Crimes Enforcement Network (FinCEN), the U.S. Securities and Exchange Commission, the Commodity Futures Trading Commission, the Financial Industry Regulatory Authority, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, and state ﬁnancial institution regulators) have begun to examine the operations of the network that facilitates bitcoins, bitcoin users and the Bitcoin Exchanges, with particular focus on (1) the extent to which bitcoins can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises, (2) the safety and soundness of the Bitcoin Exchange or other service-providers that hold bitcoins for users and (3) other risks to investors and consumers who hold and use bitcoins. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the value of a Master Portfolio’s and it’s Subsidiary’s investment in the Bitcoin Trust or the ability of the Bitcoin Trust to continue to operate.
Repurchase Agreements – Each Master Portfolio and the Spin-Off Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national

46

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolios and Spin-Off Fund receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio and Spin-Off Fund in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Master Portfolio and Spin-Off Fund may be delayed or limited.
Foreign Currency Translations – The books and records of the Master Portfolios and Spin-Off Fund are maintained in U.S. dollars. For the Master Portfolios and Spin-Off Fund, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios and Spin-Off Fund do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the ﬂuctuations arising from changes in the market prices of securities held during the year. Such ﬂuctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios and Spin-Off Fund do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.
Restricted and Illiquid Securities – The Master Portfolios and Spin-Off Fund may invest in restricted securities. These securities are valued by the Master Portfolios and Spin-Off Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s ﬁnancial performance. The Master Portfolios and Spin-Off Fund have no right to require registration of unregistered securities. The 144A securities have been deemed to be liquid by the Master Portfolio and Spin-Off Fund’s Adviser under the supervision of the Board of Trustees/Directors. At June 30, 2024, the following Master Portfolios and Spin-Off Fund held securities restricted to institutional investors (144A securities).

	Market Value	Percentage of Net Assets
The Multi-Disciplinary Income Portfolio	$11,510,977	84.01%

An illiquid asset is any asset which may not be sold or disposed of in current market conditions within seven days without the sale or disposition signiﬁcantly changing the market value of the investment. At June 30, 2024, the following Master Portfolios and Spin-Off Fund held illiquid securities.

	Market Value	Percentage of Net Assets
The Internet Portfolio	$ 2,657,489	1.08%
The Global Portfolio	284,983	1.06%
The Paradigm Portfolio	877,434	0.09%
The Small Cap Opportunities Portfolio	—	0.00%
The Market Opportunities Portfolio	1,109,246	0.71%
The Multi-Disciplinary Income Portfolio	450,000	3.30%
The Spin-Off Fund	37,045	0.14%

When-Issued Securities – The Master Portfolios and Spin-Off Fund may purchase securities on a when- issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios and Spin-Off Fund record purchases of when-issued securities and reﬂect the values of such securities in determining net asset value in the same manner as other portfolio securities.
Securities Lending – Each Master Portfolio and Spin-Off Fund may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker- dealers or indirectly through repurchase agreements with respect to no more than 33 1∕3% of the total assets of each Master Portfolio and Spin-Off Fund (including any collateral posted) or 50% of the total assets of each Master Portfolio and Spin-Off Fund (excluding any collateral

47

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
posted).Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios and Spin-Off Fund receive interest on the collateral received as well as a fee for the securities loaned.
Expense Allocation – Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average net assets, (ii) as incurred on a speciﬁc identiﬁcation basis, or (iii) equally among the Funds, depending on the nature of the expenditure.
Each Feeder Fund records its proportionate share of the corresponding Master Portfolio’s expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund-speciﬁc expenses as well as the expenses allocated from the Master Portfolio.
Federal Income Taxes – Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio via its investment in a Feeder Fund will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio via its investment in a Feeder Fund can satisfy the requirements of subchapter M of the Internal Revenue Code. It is intended that the Spin-Off Fund will be managed to satisfy the requirements of subchapter M of the Internal Revenue Code.
The consolidated ﬁnancial statements include the accounts of Cayman wholly-owned Controlled Foreign Corporations (“CFCs”) and the accounts of Delaware Corporations (“Cayman” or “Delaware,” respectively, or “Subsidiaries” for both).The respective Master Portfolios hold a CFC: Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio. The respective Master Portfolios hold a Delaware subsidiary: Internet Portfolio, Global Portfolio and Market Opportunities Portfolio. The investment of up to 25% of a Master Portfolio’s assets in the Subsidiaries is a structure that has been used by a number of Registered Investment Companies (“RICs”), avoiding bad income generation by indirectly making commodities-related investments. These investments would not generate qualifying income if they were made directly by the RIC. Under Treasury Regulations, income from a foreign subsidiary that is a CFC, such as the Subsidiaries, is qualifying income for a RIC for U.S. federal income tax purposes (1) to the extent the income is actually distributed by the CFC to the RIC each year and (2) even if not distributed currently, to the extent the income is derived with respect to the RIC’s business of investing in stock, securities or currencies. If the IRS were to determine that income derived from a Master Portfolio’s investment in its Subsidiaries do not constitute qualifying income and if such positions were upheld by a court, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, then the corresponding Feeder Fund might cease to qualify as a RIC and could be required to reduce its exposure to such investments. In that event, a Feeder Fund’s taxable income would be subject to tax at the Feeder Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such an event, in order to re-qualify for taxation as a regulated investment company, the Feeder Fund may be required to recognize unrealized gains, pay substantial taxes, and interest and make certain distributions.
It is the Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute investment company net taxable income and net capital gains to shareholders.
Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and realized gain items for ﬁnancial statement and tax purposes. Additionally, the Funds may utilize earnings and proﬁts distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassiﬁcations between capital accounts are made for such differences that are permanent in nature.
There is no tax liability resulting from unrecognized tax beneﬁts relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of December 31, 2023, open tax years include the tax years ended

48

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
December 31, 2020 through December 31, 2023.The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax beneﬁts will signiﬁcantly change in the next twelve months.
Use of Estimates – The preparation of ﬁnancial statements in conformity with U.S. generally accepted accounting principles (”GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the ﬁnancial statements. Actual results could differ from those estimates.
Other – Realized gains and losses on the sale of investments are calculated on the identiﬁed cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been incorporated in accordance with the Company’s understanding of the applicable country’s tax rules and rates.
3. Investment Adviser
The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Horizon Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios and Spin-Off Fund. The Adviser is a wholly-owned subsidiary of Horizon Kinetics Holding Corporation. Under the terms of the Agreements, the Master Portfolios, except the Multi- Disciplinary Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. Effective as of April 30, 2023, the Adviser has agreed to reduce the management fee for the Multi-Disciplinary Income Portfolio from 1.25% to 1.00% Additionally, effective as of April 30, 2023, the Adviser has agreed to waive 0.75% of the 1.00% management fee for the Multi- Disciplinary Income Portfolio through April 30, 2025. The Spin-Off Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.
The Adviser has agreed to waive a portion of its advisory fee and/or reimburse certain operating expenses as deemed appropriate through at least April 30, 2025. The Adviser may discontinue the waiver/reimbursement at any time after April 30, 2025; these waivers/reimbursements are not subject to recapture. Operating expenses exclude brokerage commissions, borrowing costs on securities sold short, short dividends, interest expense, taxes, acquired fund fees and expenses and extraordinary expenses. Below are operating expense limitations by each share class of each of the funds:

	The Internet Fund	The Global Fund
No Load Class	1.71%	1.39%
Class A	1.96%	1.64%
Class C	2.46%	2.14%

	The Paradigm Fund	The Small Cap Opportunities Fund
No Load Class	1.64%	1.64%
Class A	1.89%	1.89%
Class C	2.39%	2.39%
Institutional Class	1.44%	1.44%

	The Market Opportunities Fund	The Multi-Disciplinary Income Fund
No Load Class	1.40%	0.74%
Class A	1.65%	N/A
Class C	2.15%	N/A
Institutional Class	1.20%	N/A

49

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)

The Spin-Off Fund
No Load Class	1.45%
Class A	1.50%
Class C	2.25%
Institutional Class	1.25%

For the six months ended June 30, 2024, the rate earned by the Adviser from the Master Portfolios and Spin-Off Fund and the waived fees/reimbursed expenses for the Funds are as follows:

	The Internet Fund	The Global Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$—	$ 86,170

	The Paradigm Fund	The Small Cap Opportunities Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$110,568	$ 94,979
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$ 168,426	$ 39,025

	The Market Opportunities Fund	The Multi-Disciplinary Income Fund
Annual Advisory Rate	1.25%	1.25%(1)
Expenses Reimbursed by Adviser through voluntary waiver	$ 238,425	N/A
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$16,505	$ 27,986

The Spin-Off Fund
Annual Advisory Rate	1.00%
Expenses Reimbursed by Adviser through voluntary waiver	$ 53,940
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$ 12,210

The Adviser receives the shareholder servicing fees from the No Load Class, Advisor Class A and Advisor Class C shares of a Fund pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Funds’ average daily net assets attributable to No Load Class, Advisor Class A and Advisor Class C shares, respectively. For the Institutional Class, the Adviser receives a shareholder servicing fee pursuant to a shareholder servicing agreement in the amount equal to 0.20% of a Funds’ average daily net assets attributable to Institutional Class shares. At this time, the Adviser has contractually agreed to waive and/or reimburse the portion of the Institutional Class shareholder servicing fee in excess of 0.05% of a Fund’s average daily net assets attributable to Institutional Class shares until at least April 30, 2025. For the six months ended June 30, 2024, the Adviser waived amounts depicted in the above table in shareholder servicing fees for the Institutional Class of the Paradigm, Small Cap, Market Opportunities, Multi-Disciplinary Income and Spin-Off Funds.

Shareholder Servicing Expenses for the period ended June 30, 2024
The Internet Fund	$ 290,764
The Global Fund	27,582
The Paradigm Fund	935,083
The Small Cap Opportunities Fund	332,280
The Market Opportunities Fund	166,133
The Multi-Disciplinary Income Fund	15,138
The Spin-Off Fund	23,960

50

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents that have a written shareholder servicing agreement with the Adviser and that perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Funds.
For the six months ended June 30, 2024, the Funds were allocated approximately $13,000 for the services of the Chief Compliance Officer employed by the Adviser.
The Company, on behalf of the Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (each a “12b-1 Plan”).One 12b-1 Plan is for Advisor Class A shares, while the other 12b-1 Plan is for Advisor Class C shares. Under the 12b-1 Plan for Advisor Class A shares, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the Distributor or other qualiﬁed recipients under the 12b-1 Plan. During the six months ended June 30, 2024, payments under the 12b-1 Plan for the Advisor Class A shares of the Internet, Global, Paradigm, Small Cap, Market Opportunities, Multi-Disciplinary Income and Spin-Off Funds were limited to 0.25% of the average daily net asset value of such shares of such Funds. Under the second 12b-1 Plan, Advisor Class C shares pay an annual rate of 0.75% of the average daily net asset value of such shares.

	12b-1 Expenses for the period ended June 30, 2024
	Advisor Class A	Advisor Class C
The Internet Fund	$3,644	$9,703
The Global Fund	2,139	19,965
The Paradigm Fund	195,307	214,978
The Small Cap Opportunities Fund	20,285	31,190
The Market Opportunities Fund	13,088	39,026
The Spin-Off Fund	7,330	935

Kinetics Funds Distributor, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

Distributor Sales Load Fees for the period ended June 30, 2024
The Internet Fund	$45
The Global Fund	—
The Paradigm Fund	2,495
The Small Cap Opportunities Fund	337
The Market Opportunities Fund	209
The Multi-Disciplinary Income Fund	—
The Spin-Off Fund	1

4. Reclassiﬁcation of Capital Accounts
GAAP requires that certain components of net assets relating to permanent differences be reclassiﬁed between ﬁnancial and tax reporting. These reclassiﬁcations have no effect on net assets or net asset value per share. For the year ended December 31, 2023, each Fund recorded the following reclassiﬁcations to the accounts listed below:

	Increase/(Decrease)
	Accumulated Earnings (Deficit)	Paid In Capital
The Internet Fund	$(585,647)	$585,647
The Global Fund	(19,013)	19,013
The Paradigm Fund	(82,096)	82,096
The Small Cap Opportunities Fund	(1,776,673)	1,776,673
The Market Opportunities Fund	(53,656)	53,656
The Multi-Disciplinary Income Fund	—	—
The Spin-Off Fund	(492,943)	492,943

51

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
5. Income Taxes
At December 31, 2023, the components of accumulated earnings (losses) on a tax basis were as follows:

	Internet	Global	Paradigm	Small Cap Opportunities
Net Unrealized Appreciation	$ 91,364,782	$8,755,115	$ 548,655,187	$ 142,774,604
Undistributed Ordinary Income	672,765	29,494	—	—
Undistributed Long-Term Capital Gains	2,413,514	—	5,082,749	477,070
Total Distributable Earnings	$3,086,279	$29,494	$5,082,749	$477,070
Other Accumulated Loss	—	(235,583)	(1,059,699)	(1,737,431)
Total Accumulated Gain	$ 94,451,061	$ 8,549,026	$ 552,678,237	$ 141,514,243

	Market Opportunities	Multi- DisciplinaryIncome	Spin-Off Fund
Net Unrealized Appreciation (Depreciation)	$ 72,069,603	$37,038	$ 15,244,261
Undistributed Ordinary Income	62,311	32,699	45,043
Undistributed Long-Term Capital Gains	—	—	82,364
Total Distributable Earnings	$62,311	$32,699	$127,407
Other Accumulated Loss	(505,741)	(5,463,504)	(4)
Total Accumulated Gain (Loss)	$ 71,626,173	$ (5,393,767)	$ 15,371,664

At December 31, 2023, the Funds had no accumulated net realized capital loss carryforwards that will expire in 2024.
At December 31, 2023, the Funds had the following short-term and long-term capital loss carryforwards without expiration.

	Capital Loss Carryforward
	Short-Term	Long-Term	Total
The Internet Fund	$—	$—	$—
The Global Fund	226,899	—	226,899
The Paradigm Fund	—	—	—
The Small Cap Opportunities Fund	—	—	—
The Market Opportunities Fund	494,017	—	494,017
The Multi-Disciplinary Income Fund	13,004	5,450,500	5,463,504
The Spin-Off Fund	—	—	—

For the year ended December 31, 2023, the following Funds utilized capital losses.

Capital Losses Utilized
The Internet Fund	$—
The Global Fund	—
The Paradigm Fund	—
The Small Cap Opportunities Fund	6,462,535
The Market Opportunities Fund	—
The Multi-Disciplinary Income Fund	—
The Spin-Off Fund	—

52

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
At December 31, 2023, the following Funds deferred, on a tax basis, post- October losses:

Post-October Capital Loss Deferral
The Internet Fund	$—
The Global Fund	—
The Paradigm Fund	1,059,699
The Small Cap Opportunities Fund	1,737,431
The Market Opportunities Fund	—
The Multi-Disciplinary Income Fund	—
The Spin-Off Fund	—

The tax components of dividends paid during the six months ended June 30, 2024 and the year ended December 31, 2023, are:

	The Internet Fund		The Global Fund
	Ordinary Income Distribution	Long-Term Capital Gains Distribution	Ordinary Income Distribution	Long-Term Capital Gains Distribution
2024	$ —	$—	$—	$ —
2023	$—	$ 1,427,746	$ 414,068	$—

	The Paradigm Fund		The Small Cap Opportunities Fund
	Ordinary Income Distribution	Long-Term Capital Gains Distribution	Ordinary Income Distribution	Long-Term Capital Gains Distribution
2024	$ —	$—	$—	$—
2023	$—	$ 42,175,561	$ 3,518,981	$ 15,242,941

	The Market Opportunities Fund		The Multi-Disciplinary Income Fund
	Ordinary Income Distribution	Long-Term Capital Gains Distribution	Ordinary Income Distribution	Long-Term Capital Gains Distribution
2024	$ —	$ —	$434,474	$ —
2023	$ 1,078,615	$ —	$ 670,836	$ —

The Spin-Off Fund
	Ordinary Income Distribution	Long-Term Capital Gains Distribution
2024	$—	$—
2023	$ 89,721	$ 1,939,988

Each Feeder Fund and the Spin-Off Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and proﬁts of the Feeder Funds and the Spin-Off Fund related to net capital gain to zero for the tax year ended December 31, 2023.

53

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
6. Securities Transactions, Tax Cost and Signiﬁcant Investments – The Spin-Off Fund
Purchases and sales of investment securities, other than short-term investments and short-term options, for the six months ended June 30, 2024, were as follows for the Spin-Off Fund:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
The Spin-Off Fund	$ —	$ 1,006,829	$ —	$ 1,473,934

As of December 31, 2023, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows for the Spin-Off Fund:

The Spin-Off Fund
Tax Cost of Investments	$4,151,636
Unrealized Appreciation	15,611,217
Unrealized Depreciation	(366,956)
Net Unrealized Appreciation	$ 15,244,261

Signiﬁcant Investments – The Spin-Off Fund may invest a greater percentage of its assets in one or more individual securities at any time. The greater percentage of assets in individual securities (not including short-term investments or other funds) exposes the fund to the risk of unanticipated industry conditions, the risks particular to a single company or security, and the risk of potentially lower liquidity. At June 30, 2024, Spin-Off Fund invested approximately 77% of its net assets in individual securities greater than 5% of net assets. See the Schedule of Investments for further details.
Holding a large concentration in a single security or issuer may expose the fund to the market volatility of that speciﬁc security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance. At June 30, 2024, the Spin-Off Fund holds 69.9% of its net assets in Texas Paciﬁc Land Corp. Because a large portion of its revenue is derived from oil and gas royalties, the performance of the Spin-Off Fund could be adversely affected if the underlying markets for oil or gas were to decline, thereby having a more signiﬁcant impact on the Spin-Off Fund given the concentration in this holding.
7. Summary of Fair Value Exposure – Spin-Off Fund
Various inputs are used in determining the value of the Spin-Off Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Spin-Off Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Spin-Off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

54

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is signiﬁcant to the fair value measurement in its entirety. The following is a summary of the inputs used to value The Spin-Off Fund’s net assets as of June 30, 2024:
The Kinetics Spin-Off and Corporate Restructuring Fund
The following is a summary of the inputs used to value The Kinetics Spin-Off and Corporate Restructuring Fund’s net assets as of June 30, 2024:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 24,219,968	$ 103,417	$ —	$ 24,323,385
Closed-End Funds	83,488	—	—	83,488
Unit Investment Trust	3,195	—	37,045	40,240
Exchange Traded Funds	4,779	—	—	4,779
Total Investments in Securities	$24,311,430	$103,417	$37,045	$ 24,451,892

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2023	$ —
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	37,045
Balance as of June 30, 2024	$37,045

Description	Fair Value at 6/30/2024	Valuation Techniques	Unobservable Input	Range**
Common Stocks	$ 37,045	Market Approach	Precedent Transaction	$4.04 - $6.17

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
**
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

8. Investment Adviser
The Spin-Off Fund entered into Investment Advisory Agreements (the “Agreement”) with the Adviser, with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Spin-Off Fund. The Adviser is a wholly-owned subsidiary of Horizon Kinetics Holding Corporation. Under the terms of the Agreement, the Spin-Off Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Spin-Off Fund’s average daily net assets. For the six months ended June 30, 2024, Spin-Off Fund incurred $112,119 in expenses pursuant to the Agreement.
9. Subsequent Events
In preparing these ﬁnancial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the ﬁnancial statements were issued. There were no other events or translations that occurred during the year that materially impacted the amounts or disclosures in the Funds’ ﬁnancial statements.

55

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
10. Tax Information (Unaudited)
For the ﬁscal year ended December 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.The percentage of dividends declared from ordinary income designated as qualiﬁed dividend income was as follows:

The Internet Fund	0.00%
The Global Fund	0.00%
The Paradigm Fund	0.00%
The Small Cap Opportunities Fund	0.00%
The Market Opportunities Fund	53.14%
The Multi-Disciplinary Income Fund	20.54%
The Spin-Off Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the ﬁscal year ended December 31, 2023 was as follows:

The Internet Fund	0.00%
The Global Fund	10.73%
The Paradigm Fund	0.00%
The Small Cap Opportunities Fund	0.00%
The Market Opportunities Fund	48.91%
The Multi-Disciplinary Income Fund	0.00%
The Spin-Off Fund	100.00%

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for the year ended December 31, 2023 was as follows:

The Internet Fund	0.00%
The Global Fund	78.21%
The Paradigm Fund	0.00%
The Small Cap Opportunities Fund	0.00%
The Market Opportunities Fund	46.86%
The Multi-Disciplinary Income Fund	58.98%
The Spin-Off Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the year ended December 31, 2023 was as follows.

The Internet Fund	0.00%
The Global Fund	0.00%
The Paradigm Fund	0.00%
The Small Cap Opportunities Fund	0.00%
The Market Opportunities Fund	0.00%
The Multi-Disciplinary Income Fund	0.00%
The Spin-Off Fund	0.00%

56

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
The percentage of taxable income distributions that are designated as ordinary and long-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the year ended December 31, 2023 was as follows.

	Ordinary	Long- Term
The Internet Fund	0.00%	100.00%
The Global Fund	100.00%	0.00%
The Paradigm Fund	0.00%	100.00%
The Small Cap Opportunities Fund	0.00%	100.00%
The Market Opportunities Fund	100.00%	0.00%
The Multi-Disciplinary Income Fund	100.00%	0.00%
The Spin-Off Fund	4.42%	95.58%

11. Recent Accounting Pronouncements
Reference Rate Reform – In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022.ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.
12. Information about Proxy Voting (Unaudited)
Information regarding how the Spin-Off Fund, the Feeder Funds and the Master Portfolios vote proxies relating to portfolio securities is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the Company’s website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov.Information regarding how the Spin-Off Fund, the Feeder Funds and the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.
13. Information about the Portfolio Holdings (Unaudited)
The Spin-Off Fund and Feeder Funds ﬁle their complete schedule of portfolio holdings for their ﬁrst and third ﬁscal quarters with the SEC on Part F of Form N-PORT. The Spin-Off Fund’s and Feeder Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-930-3828.Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
14. Approval of Investment Advisory Contract by Directors of Kinetics Mutual Funds, Inc. (Unaudited)
At a meeting of the Board of Directors of the Company held on June 7, 2024, the Board, including all of the Directors who are not interested persons under the 1940 Act (the “Independent Directors”), approved the Advisory Agreement between Horizon Kinetics Asset Management LLC (the “Adviser”) and Kinetics Spin-Off and Corporate Restructuring Fund (“Spin-Off Fund”).The Board noted that the Adviser has served as the adviser to the Spin-Off Fund since its inception. In reaching a decision to approve the Advisory Agreement (the “Agreement”), the Board of Directors, including all of the Independent Directors, considered, among other things: (1) the nature, extent and quality of the services provided by the Adviser including, but not limited to, a review of the complexity of the services provided and whether the services are provided in a satisfactory and efficient manner; (2) the experience and qualiﬁcations of the personnel providing such services; (3) the investment performance of the Spin-Off Fund and the Adviser as compared with industry competitors; (4) an evaluation of the fee structure, any fee waivers, and the Spin-Off Fund’s expense ratios, and a comparison of them in relation to those of other investment companies having comparable investment policies and limitations; (5) possible alternative fee structures or bases for determining fees; (6) the extent to which economies of scale would be realized as the Spin-Off Fund grows and whether fee levels reﬂect these economies of scale for the beneﬁt of the Spin-Off Fund’s investors; (7) the direct and indirect costs of the services to be provided (and the basis of determining and allocating these costs) and proﬁts to be realized by the Adviser and its affiliates from their

57

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
relationship with the Spin-Off Fund; (8) other compensation or possible beneﬁts to the Adviser and its affiliates arising from their advisory and other relationships with the Spin-Off Fund, including, if applicable, any beneﬁts derived or to be derived by the Adviser from its relationship with the Spin-Off Fund such as soft dollar arrangements by which brokers provide research to the Spin-Off Fund or the Adviser in return for allocating the Spin-Off Fund’s brokerage;
(9) the entrepreneurial risks borne by the Adviser, if any (e.g., because a fund is in a start-up mode or for other reasons, its revenues may be less or its expenses greater than anticipated); (10) a comparison of the fees charged by the Adviser with fees charged by the Adviser to similar clients; and (11) the policies and procedures that are in place to address, among other things, informational and cyber-related security.
The Board of Directors, including all of the Independent Directors, concluded that: they were satisﬁed with the quality of services provided by the Adviser in advising the Spin-Off Fund, the proﬁts earned by the Adviser would be reasonable in light of the nature, extent and quality of the services provided to the Spin-Off Fund; and that the Spin-Off Fund was not large enough to attain signiﬁcant economies of scale. Based on the factors considered, the Board of Directors, including all of the Independent Directors, concluded that it was appropriate to approve the Agreement.

58

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
The Internet Portfolio
Consolidated Portfolio of Investments - June 30, 2024 (Unaudited)

	Shares	Value
UNIT INVESTMENT TRUST - 46.2%
Grayscale Bitcoin Trust BTC(a)(b)	2,142,099	$ 114,045,351
TOTAL UNIT INVESTMENT TRUST
(Cost $6,566,231)		114,045,351
COMMON STOCKS - 33.5%
Administrative and Support Services - 0.0%(c)
CreditRiskMonitor.com, Inc.(a)	780	1,638
Aerospace and Defense - 7.0%
CACI International, Inc. - Class A (a)	40,000	17,205,200
Broadcasting (except Internet) - 0.3%
Atlanta Braves Holdings, Inc. - Class A(a)	8,000	330,640
Atlanta Braves Holdings, Inc. - Class C(a)	8,000	315,520
EW Scripps Co. - Class A(a)	20,000	62,800
		708,960
Data Processing, Hosting, and Related Services - 1.8%
Mastercard, Inc. - Class A	5,900	2,602,844
Verisk Analytics, Inc.	7,000	1,886,850
		4,489,694
Entertainment - 0.0%(c)
IG Port, Inc.	13,600	97,717
Funds, Trusts, and Other Financial Vehicles - 0.3%
Mesabi Trust(d)	37,900	653,017
Global Exchanges - 0.1%
Hellenic Exchanges - Athens Stock Exchange SA	16,000	82,934
Japan Exchange Group, Inc. - ADR	6,200	72,416
		155,350
Management of Companies and Enterprises - 0.7%
Galaxy Digital Holdings Ltd.(a)	140,000	1,635,320
Management, Scientiﬁc, and Technical Consulting Services - 0.0%(c)
Booz Allen Hamilton Holding Corp.	300	46,170
Oil and Gas Extraction - 18.8%
Permian Basin Royalty Trust	12,550	141,313
Texas Paciﬁc Land Corp.	63,078	46,316,283
		46,457,596
Other Financial Investment Activities - 0.6%
Bakkt Holdings, Inc.(a)(d)	80,000	1,513,600
Other Motor Vehicle Dealers - 0.0%(c)
Copart, Inc.(a)	400	21,664

	Shares	Value
Performing Arts, Spectator Sports, and Related Industries - 0.1%
Madison Square Garden Entertainment Corp.(a)	4,000	$136,920
Sphere Entertainment Co.(a)	4,000	140,240
		277,160
Professional, Scientiﬁc, and Technical Services - 0.0%(c)
Cookpad, Inc.(a)	48,000	55,790
Securities and Commodities Exchanges - 1.4%
CME Group, Inc.	4,180	821,788
Miami International Holdings Inc.(a)(e)	268,000	2,551,360
Nasdaq, Inc.	2,100	126,546
		3,499,694
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.4%
OTC Markets Group, Inc. - Class A - Class A	121,000	5,916,900
S&P Global, Inc.	113	50,398
		5,967,298
TOTAL COMMON STOCKS (Cost $45,266,587)		82,785,868
EXCHANGE TRADED FUNDS - 0.5%
Direxion Daily Small Cap Bear 3X Shares	5,258	97,588
Direxion Daily Small Cap Bull 3X Shares	2,752	100,916
ProShares UltraPro QQQ	6,623	488,910
ProShares UltraPro Short QQQ	61,881	512,375
TOTAL EXCHANGE TRADED FUNDS (Cost $1,200,916)		1,199,789
	Contracts
WARRANTS - 0.0%(c)
Securities and Commodities Exchanges - 0.0%(c)
Miami International Holdings Warrant, Expires 04/01/2026, Exercise Price $7.50(a)(e)	40,819	106,129
TOTAL WARRANTS (Cost $0)		106,129
TOTAL INVESTMENTS - 80.2% (Cost $53,033,734)		$198,137,137
Money Market Deposit Account - 20.8%(f)(g)		51,410,944
Liabilities in Excess of Other Assets - (1.0)%		(2,431,785)
TOTAL NET ASSETS - 100.0%		$247,116,296

The accompanying notes are an integral part of these financial statements.

59

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
The Internet Portfolio
Consolidated Portfolio of Investments - June 30, 2024 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the ﬁnancial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Represents less than 0.05% of net assets.
(d)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $2,144,951which represented 0.9% of net assets.
(e)
Fair value determined using signiﬁcant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,657,489 or 1.0% of net assets as of

June 30, 2024.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.28%.

(g)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of June30, 2024 is $2,358,378.
The accompanying notes are an integral part of these financial statements.

60

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
The Global Portfolio
Consolidated Portfolio of Investments - June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 51.9%
Accommodation - 0.5%
Civeo Corp.	5,400	$ 134,568
Administrative and Support Services - 0.1%
RB Global, Inc.	200	15,272
Aerospace and Defense - 0.2%
CACI International, Inc. - Class A(a)	100	43,013
Elbit Systems Ltd.	10	1,766
		44,779
Asset Management - 0.3%
Investor AB(a)	3,200	87,616
Chemical Manufacturing - 0.1%
Resonac Holdings Corp.	600	13,135
Diversiﬁed Real Estate Activities - 1.6%
PrairieSky Royalty Ltd.	22,800	433,318
Entertainment - 0.3%
IG Port, Inc.	10,400	74,724
Funds, Trusts, and Other Financial Vehicles - 1.3%
Mesabi Trust	20,900	360,107
Global Exchanges - 1.4%
ASX Ltd.	800	32,021
B3 SA - Brasil Bolsa Balcao	30,000	54,900
Deutsche Boerse AG	600	122,795
Euronext NV(b)	1,120	103,754
Hellenic Exchanges - Athens Stock Exchange SA	3,800	19,697
Japan Exchange Group, Inc. - ADR	3,900	45,552
		378,719
Hospitality and Tourism - 0.6%
Carnival Corp.(a)	4,200	78,624
Norwegian Cruise Line Holdings Ltd.(a)	2,000	37,580
Royal Caribbean Cruises Ltd.(a)	200	31,886
		148,090
Legal Services - 0.2%
CRA International, Inc.	220	37,889
Live Sports (Spectator Sports) - 0.4%
BIGLEAGUE(a)(c)	1,818	99,990
Management of Companies and Enterprises - 3.9%
Associated Capital Group, Inc. - Class A	13,300	452,466
Galaxy Digital Holdings Ltd.(a)	42,000	490,596
White Mountains Insurance Group Ltd.	56	101,777
		1,044,839

	Shares	Value
Mining (except Oil and Gas) - 4.1%
Franco-Nevada Corp.	800	$94,816
Sandstorm Gold Ltd.	90,000	489,600
Wheaton Precious Metals Corp.	10,000	524,200
		1,108,616
Motor Vehicle and Parts Dealers - 0.0%(d)
AutoNation, Inc.(a)	40	6,375
Penske Automotive Group, Inc.	30	4,471
		10,846
Nonmetallic Mineral Product Manufacturing - 0.3%
Eagle Materials, Inc.	392	85,244
Offices of Real Estate Agents and Brokers - 2.5%
Landbridge Co. LLC - Class A(a)	29,412	680,887
Oil and Gas Extraction - 25.2%(e)
Permian Basin Royalty Trust	40,000	450,400
Texas Paciﬁc Land Corp.	8,634	6,339,687
		6,790,087
Other Financial Investment Activities - 2.8%
Bakkt Holdings, Inc.(a)(f)	6,800	128,656
GAMCO Investors, Inc. - Class A	26,010	632,043
		760,699
Other Investment Pools and Funds - 1.9%
Partners Value Investments LP(a)	2,193	136,256
Urbana Corp.	57,900	238,702
Urbana Corp. - Class A	41,100	142,102
		517,060
Real Estate - 0.6%
Tejon Ranch Co.(a)	9,200	156,952
Securities and Commodities Exchanges - 0.5%
Cboe Global Markets, Inc.	200	34,012
CME Group, Inc.	200	39,320
Intercontinental Exchange, Inc.	500	68,445
		141,777
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.7%
Brookﬁeld Asset Management Ltd.	400	15,220
Brookﬁeld Corp.	4,000	166,160
Brookﬁeld Reinsurance Ltd.	210	8,714
Brookﬁeld Reinsurance Ltd.	22	916
		191,010
Support Activities for Mining - 0.0%(d)
Core Laboratories, Inc.	200	4,058
Liberty Energy, Inc.	200	4,178
		8,236

The accompanying notes are an integral part of these financial statements.

61

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
The Global Portfolio
Consolidated Portfolio of Investments - June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Support Activities for Water Transportation - 2.4%
Clarkson PLC	9,000	$471,002
Siem Industries, Inc.(a)(c)	5,500	183,370
		654,372
TOTAL COMMON STOCKS (Cost $8,366,858)		13,978,832
UNIT INVESTMENT TRUST - 30.4%
Grayscale Ethereum Classic Trust(a)	24	298
Grayscale Bitcoin Trust BTC(a)(g)	153,520	8,173,405
TOTAL UNIT INVESTMENT TRUST (Cost $277,099)		8,173,703

	Contracts
WARRANTS - 0.1%
Other Investment Pools and Funds - 0.1%
Partners Value Investments LP, Expires 06/30/2026, Exercise Price $11.50(a)	3,493	28,214
TOTAL WARRANTS (Cost $19,638)		28,214
	Shares
PREFERRED STOCKS - 0.0%(d)
Financial Services - 0.0%(d)
Partners Value Investments LP Series 1*, 4.50%, Perpetual	515	9,527
Other Investment Pools and Funds - 0.0%(d)
Partners Value Investments LP Series 1*, 0.16%, 11/27/2030(c)	2,193	1,623
TOTAL PREFERRED STOCKS (Cost $12,301)		11,150
	Par
CONVERTIBLE BONDS - 0.0%(d)
Department Stores - 0.0%(d)
Sears Holdings Corp., 8.00%, 12/15/2019(c)(h)	$41,080	0
TOTAL CONVERTIBLE BONDS (Cost $41,080)		0
TOTAL INVESTMENTS - 82.4% (Cost $8,716,976)		$22,191,899
Money Market Deposit Account - 19.8%(i)(j)		5,322,465
Liabilities in Excess of Other Assets - (2.2)%		(606,462)
TOTAL NET ASSETS - 100.0%		$26,907,902

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualiﬁed institutional investors. As of June 30, 2024, the value of these securities total $103,754 or 0.4% of the Fund’s net assets.

(c)
Fair value determined using signiﬁcant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $284,983 or 1.1% of net assets as of June 30, 2024.

(d)	Represents less than 0.05% of net assets.
(e)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that signiﬁcantly affect those industries or sectors.

(f)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $126,669which represented 0.5% of net assets.
(g)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the ﬁnancial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(h)	Issuer is currently in default.
(i)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.28%.

(j)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of June 30, 2024 is $142,269.
The accompanying notes are an integral part of these financial statements.

62

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
The Paradigm Portfolio
Consolidated Portfolio of Investments - June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 86.5%
Accommodation - 0.6%
Civeo Corp.	242,801	$ 6,050,601
Aerospace and Defense - 2.1%
CACI International, Inc. - Class A(a)	46,000	19,785,980
Beverage and Tobacco Product Manufacturing - 0.0%(b)
Crimson Wine Group Ltd.(a)	37,800	225,666
Broadcasting (except Internet) - 0.4%
Atlanta Braves Holdings, Inc. - Class C(a)	4,842	190,968
Liberty Media Corp.-Liberty Formula One - Class A(a)	50,000	3,211,500
Liberty Media Corp.-Liberty Live - Class A(a)	3,766	141,263
		3,543,731
Casinos & Gaming - 0.0%(b)
Las Vegas Sands Corp.	8,600	380,550
Diversiﬁed Real Estate Activities - 0.1%
PrairieSky Royalty Ltd.	60,000	1,140,309
Food Services and Drinking Places - 0.7%
Wendy's Co.	378,900	6,426,144
Funds, Trusts, and Other Financial Vehicles - 0.1%
Mesabi Trust(c)	32,200	554,806
Global Exchanges - 0.0%(b)
Hellenic Exchanges - Athens Stock Exchange SA	200	1,037
Hospitality and Tourism - 0.6%
Carnival Corp.(a)	215,600	4,036,032
Royal Caribbean Cruises Ltd.(a)	10,200	1,626,186
		5,662,218
Insurance Carriers and Related Activities - 0.0%(b)
Markel Group, Inc.(a)	100	157,566
Legal Services - 0.0%(b)
CRA International, Inc.	120	20,666
Management of Companies and Enterprises - 1.0%
Associated Capital Group, Inc. - Class A	260,290	8,855,066
White Mountains Insurance Group Ltd.	28	50,888
		8,905,954
Management, Scientiﬁc, and Technical Consulting Services - 0.0%(b)
Booz Allen Hamilton Holding Corp.	200	30,780

	Shares	Value
Mining (except Oil and Gas) - 2.4%
Franco-Nevada Corp.	164,750	$19,526,170
Wheaton Precious Metals Corp.	48,200	2,526,644
		22,052,814
Motor Vehicle and Parts Dealers - 0.0%(b)
AutoNation, Inc.(a)	30	4,781
Nonmetallic Mineral Product Manufacturing - 0.0%(b)
Eagle Materials, Inc.	514	111,775
Offices of Real Estate Agents and Brokers - 2.2%
Landbridge Co. LLC - Class A(a)	882,353	20,426,472
Oil and Gas Extraction - 65.3%(d)
Texas Paciﬁc Land Corp.(e)	834,486	612,738,035
Other Financial Investment Activities - 0.5%
Bakkt Holdings, Inc.(a)(c)	30,600	578,952
GAMCO Investors, Inc. - Class A	7,400	179,820
Onex Corp.	62,500	4,238,125
		4,996,897
Other Investment Pools and Funds - 0.0%(b)
Partners Value Investments LP(a)	800	49,706
Urbana Corp.	8,800	36,279
Urbana Corp. - Class A	2,200	7,607
		93,592
Other Telecommunications - 0.5%
Liberty Broadband Corp. - Class C(a)	84,800	4,648,736
Performing Arts, Spectator Sports, and Related Industries - 2.5%
Live Nation Entertainment, Inc.(a)	246,750	23,130,345
Real Estate - 1.9%
DREAM Unlimited Corp.(a)(c)	21,600	310,252
Howard Hughes Holdings, Inc.(a)	271,300	17,585,666
		17,895,918
Securities and Commodities Exchanges - 1.1%
Cboe Global Markets, Inc.	61,600	10,475,696
Intercontinental Exchange, Inc.	500	68,445
		10,544,141
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.8%
Brookﬁeld Asset Management Ltd.	179,787	6,840,896
Brookﬁeld Corp.	700,750	29,109,155
Brookﬁeld Reinsurance Ltd.	77	3,195
Brookﬁeld Reinsurance Ltd.	8	333
S&P Global, Inc.	340	151,640
		36,105,219
Support Activities for Mining - 0.0%(b)
Core Laboratories, Inc.	400	8,116

The accompanying notes are an integral part of these financial statements.

63

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
The Paradigm Portfolio
Consolidated Portfolio of Investments - June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Support Activities for Water Transportation - 0.6%
Clarkson PLC	88,600	$4,636,750
Siem Industries, Inc.(a)(f)	26,300	876,842
		5,513,592
Telecommunications - 0.0%(b)
GCI LIBERTY INC SR ESCROW(a)(f)	72,000	0
Utilities - 0.1%
Brookﬁeld Infrastructure Partners LP	30,900	847,896
TOTAL COMMON STOCKS (Cost $138,152,196)		812,004,337
UNIT INVESTMENT TRUST - 11.1%
Grayscale Ethereum Classic Trust(a)	12	149
Grayscale Bitcoin Trust BTC(a)	1,946,400	103,626,336
TOTAL UNIT INVESTMENT TRUST (Cost $25,987,742)		103,626,485
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Equity LifeStyle Properties, Inc.	73,400	4,780,542
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,355,929)		4,780,542
	Contracts
WARRANTS - 0.0%(b)
Other Investment Pools and Funds - 0.0%(b)
Partners Value Investments LP, Expires 06/30/2026, Exercise Price $11.50(a)	800	6,462
TOTAL WARRANTS (Cost $2,368)		6,462
	Shares
PREFERRED STOCKS - 0.0%(b)
Financial Services - 0.0%(b)
Partners Value Investments LP Series 1*, 4.50%, Perpetual	217	4,014
Other Investment Pools and Funds - 0.0%(b)
Partners Value Investments LP Series 1*, 0.16%, 11/27/2030(f)	800	592
TOTAL PREFERRED STOCKS (Cost $2,003)		4,606
TOTAL INVESTMENTS - 98.1% (Cost $167,500,238)		$920,422,432

	Shares	Value
Money Market Deposit Account - 3.2%(g)(h)		$30,427,106
Liabilities in Excess of Other Assets - (1.3)%		(11,945,070)
TOTAL NET ASSETS - 100.0%		$938,904,468

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $1,372,211 which represented 0.1% of net assets.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that signiﬁcantly affect those industries or sectors.

(e)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the ﬁnancial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(f)
Fair value determined using signiﬁcant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $877,434 or 0.1% of net assets as of June 30, 2024.

(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.28%.

(h)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of June 30, 2024 is $1,468,016.
The accompanying notes are an integral part of these financial statements.

64

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
The Small Cap Opportunities Portfolio
Consolidated Portfolio of Investments - June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 84.1%
Accommodation - 4.6%
Civeo Corp.	558,632	$ 13,921,109
Administrative and Support Services - 0.0%(a)
RB Global, Inc.	400	30,544
Aerospace and Defense - 7.0%
CACI International, Inc. - Class A(b)	50,000	21,506,500
Beverage and Tobacco Product Manufacturing - 0.1%
Crimson Wine Group Ltd.(b)	49,700	296,709
Chemical Manufacturing - 2.0%
Inter Parfums, Inc.	53,200	6,172,796
Oil-Dri Corp. of America	200	12,818
		6,185,614
Diversiﬁed Real Estate Activities - 0.5%
PrairieSky Royalty Ltd.	72,000	1,368,371
Entertainment - 0.0%(a)
IG Port, Inc.	1,600	11,496
Food Services and Drinking Places - 0.9%
Wendy's Co.	170,500	2,891,680
Funds, Trusts, and Other Financial Vehicles - 0.1%
Mesabi Trust	12,200	210,206
Hospitality and Tourism - 1.8%
Carnival Corp.(b)	297,400	5,567,328
Royal Caribbean Cruises Ltd.(b)	200	31,886
		5,599,214
Industrial Services - 0.2%
BRAEMAR PLC	191,400	712,536
Legal Services - 0.0%(a)
CRA International, Inc.	182	31,344
Machinery Manufacturing - 0.0%(a)
Oshkosh Corp.	400	43,280
Management of Companies and Enterprises - 2.6%
Associated Capital Group, Inc. - Class A	190,500	6,480,810
Dundee Corp. - Class A(b)	113,800	100,827
Galaxy Digital Holdings Ltd.(b)	119,200	1,392,358
White Mountains Insurance Group Ltd.	68	123,587
		8,097,582
Management, Scientiﬁc, and Technical Consulting Services - 0.0%(a)
Booz Allen Hamilton Holding Corp.	510	78,489

	Shares	Value
Mining (except Oil and Gas) - 0.1%
Triple Flag Precious Metals Corp.	720	$11,160
Wheaton Precious Metals Corp.	5,000	262,100
		273,260
Motor Vehicle and Parts Dealers - 0.1%
AutoNation, Inc.(b)	520	82,878
Penske Automotive Group, Inc.	500	74,510
		157,388
Nonmetallic Mineral Product Manufacturing - 0.0%(a)
Eagle Materials, Inc.	12	2,610
Offices of Real Estate Agents and Brokers - 2.7%
Landbridge Co. LLC - Class A(b)	352,942	8,170,607
Oil and Gas Extraction - 54.3%(c)
Permian Basin Royalty Trust	99,600	1,121,496
Texas Paciﬁc Land Corp.(d)	224,604	164,919,979
		166,041,475
Other Financial Investment Activities - 0.2%
Bakkt Holdings, Inc.(b)(e)	14,400	272,448
GAMCO Investors, Inc. - Class A	13,800	335,340
		607,788
Other Investment Pools and Funds - 1.3%
Urbana Corp.	28,800	118,733
Urbana Corp. - Class A	1,104,500	3,818,782
		3,937,515
Other Pipeline Transportation - 0.1%
Rubis SCA	14,400	404,973
Performing Arts, Spectator Sports, and Related Industries - 0.7%
Live Nation Entertainment, Inc.(b)	23,500	2,202,890
Madison Square Garden Entertainment Corp.(b)	772	26,426
Sphere Entertainment Co.(b)	772	27,066
		2,256,382
Professional, Scientiﬁc, and Technical Services - 0.8%
Science Applications International Corp.	19,600	2,303,980
Promoters of Performing Arts, Sports, and Similar Events - 0.0%(a)
Madison Square Garden Sports Corp.(b)	240	45,151
Real Estate - 3.9%
DREAM Unlimited Corp.(b)	683,200	9,813,150
Howard Hughes Holdings, Inc.(b)	19,700	1,276,954
Tejon Ranch Co.(b)	41,217	703,162
		11,793,266

The accompanying notes are an integral part of these financial statements.

65

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
The Small Cap Opportunities Portfolio
Consolidated Portfolio of Investments - June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Support Activities for Mining - 0.0%(a)
Liberty Energy, Inc.	300	$6,267
Pason Systems, Inc.	8,000	107,774
		114,041
Support Activities for Water Transportation - 0.0%(a)
Clarkson PLC	2,400	125,600
Telecommunications - 0.1% LICT Corp.(b)	16	222,400
TOTAL COMMON STOCKS (Cost $80,911,838)		257,441,110
UNIT INVESTMENT TRUST - 5.2%
Grayscale Ethereum Classic Trust(b)	60	746
Grayscale Bitcoin Trust BTC(b)	300,000	15,972,000
TOTAL UNIT INVESTMENT TRUST (Cost $3,168,943)		15,972,746

	Contracts
WARRANTS - 0.5%
Other Investment Pools and Funds - 0.5%
Partners Value Investments LP, Expires 06/30/2026, Exercise Price $11.50(b)	160,000	1,292,351
TOTAL WARRANTS (Cost $433,365)		1,292,351
TOTAL INVESTMENTS - 89.8% (Cost $84,514,146)		$274,706,207
Money Market Deposit Account - 11.2%(f)(g)		34,263,970
Liabilities in Excess of Other Assets - (1.0)%		(2,956,385)
TOTAL NET ASSETS - 100.0%		$306,013,792

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that signiﬁcantly affect those industries or sectors.

(d)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the ﬁnancial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(e)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $269,724 which represented 0.1% of net assets.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.28%.

(g)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of June 30, 2024 is $302,940.
The accompanying notes are an integral part of these financial statements.

66

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
The Market Opportunities Portfolio
Consolidated Portfolio of Investments - June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 69.6%
Administrative and Support Services - 0.1%
RB Global, Inc.	1,400	$106,904
Aerospace and Defense - 0.1%
CACI International, Inc. - Class A(a)	300	129,039
Asset Management - 0.0%(b)
Investor AB(a)	200	5,476
Beverage and Tobacco Product Manufacturing - 0.0%(b)
Crimson Wine Group Ltd.(a)	600	3,582
Data Processing, Hosting, and Related Services - 1.0%
Mastercard, Inc. - Class A	1,000	441,160
Visa, Inc. - Class A	4,000	1,049,880
		1,491,040
Diversiﬁed Real Estate Activities - 0.0%(b)
PrairieSky Royalty Ltd.	200	3,801
Funds, Trusts, and Other Financial Vehicles - 0.4%
Mesabi Trust(c)	37,142	639,957
Global Exchanges - 0.8%
ASX Ltd.	4,400	176,114
Deutsche Boerse AG	1,800	368,386
Euronext NV(d)	2,520	233,446
Hellenic Exchanges - Athens Stock Exchange SA	10,000	51,834
Japan Exchange Group, Inc. - ADR(c)	8,200	95,776
London Stock Exchange Group PLC	600	71,295
NZX Ltd.	364,202	237,363
		1,234,214
Insurance Carriers and Related Activities - 0.1%
Arthur J. Gallagher & Co.	400	103,724
Legal Services - 0.0%(b)
CRA International, Inc.	36	6,200
Live Sports (Spectator Sports) - 0.1%
BIGLEAGUE(a)(e)	2,455	135,025
Management of Companies and Enterprises - 2.5%
Associated Capital Group, Inc. - Class A	77,000	2,619,540
Galaxy Digital Holdings Ltd.(a)	102,000	1,191,447
White Mountains Insurance Group Ltd.	44	79,968
		3,890,955
Mining (except Oil and Gas) - 2.1%
Franco-Nevada Corp.	14,600	1,730,392
Wheaton Precious Metals Corp.	30,800	1,614,536
		3,344,928
Miscellaneous Durable Goods Merchant Wholesalers - 0.1%
A-Mark Precious Metals, Inc.	3,200	103,584

	Shares	Value
Motor Vehicle and Parts Dealers - 0.0%(b)
AutoNation, Inc.(a)	10	$1,594
Offices of Real Estate Agents and Brokers - 0.9%
Landbridge Co. LLC - Class A(a)	58,824	1,361,776
Oil and Gas Extraction - 52.2%(f)
Permian Basin Royalty Trust(c)	127,450	1,435,087
Texas Paciﬁc Land Corp.(g)	108,984	80,023,682
		81,458,769
Other Financial Investment Activities - 1.3%
Bakkt Holdings, Inc.(a)(c)	32,000	605,440
GAMCO Investors, Inc. - Class A	59,000	1,433,700
		2,039,140
Other Investment Pools and Funds - 2.8%
Partners Value Investments LP(a)	43,516	2,703,746
Urbana Corp.	41,500	171,091
Urbana Corp. - Class A	417,100	1,442,113
		4,316,950
Professional, Scientiﬁc, and Technical Services - 0.0%(b)
Science Applications International Corp.	200	23,510
Real Estate - 0.0%(b)
Tejon Ranch Co.(a)	3,000	51,180
Securities and Commodities Exchanges - 3.9%
Cboe Global Markets, Inc.	8,000	1,360,480
CME Group, Inc.	5,800	1,140,280
Intercontinental Exchange, Inc.	12,900	1,765,881
Miami International Holdings Inc.(a)(e)	95,000	904,400
Nasdaq, Inc.	7,200	433,872
TMX Group Ltd.	18,000	501,034
		6,105,947
Securities and Commodity Contracts Intermediation and Brokerage - 0.0%(b)
MarketAxess Holdings, Inc.	48	9,625
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.2%
Brookﬁeld Asset Management Ltd.	806	30,668
Brookﬁeld Reinsurance Ltd.	4,182	173,541
Brookﬁeld Reinsurance Ltd.	435	18,108
OTC Markets Group, Inc. - Class A(c)	800	39,120
S&P Global, Inc.	113	50,398
		311,835
Support Activities for Water Transportation - 1.0%
Clarkson PLC	29,000	1,517,672
TOTAL COMMON STOCKS (Cost $32,064,295)		108,396,427

The accompanying notes are an integral part of these financial statements.

67

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
The Market Opportunities Portfolio
Consolidated Portfolio of Investments - June 30, 2024 (Unaudited)(Continued)

	Shares	Value
UNIT INVESTMENT TRUST - 20.4%
Grayscale Ethereum Classic Trust(a)	12	$149
Grayscale Bitcoin Trust BTC(a)	598,874	31,884,052
TOTAL UNIT INVESTMENT TRUST (Cost $1,585,583)		31,884,201
	Contracts
WARRANTS - 0.3%
Other Investment Pools and Funds - 0.3%
Partners Value Investments LP, Expires 06/30/2026, Exercise Price $11.50(a)	43,516	351,487
Securities and Commodities Exchanges - 0.0%(b)
Miami International Holdings Warrant, Expires 04/01/2026, Exercise Price $7.50(a)(e)	14,469	37,619
TOTAL WARRANTS (Cost $130,104)		389,106
	Shares
PREFERRED STOCKS - 0.2%
Financial Services - 0.2%
Partners Value Investments LP Series 1*, 4.50%, Perpetual	11,832	218,892
Other Investment Pools and Funds - 0.0%(b)
Partners Value Investments LP Series 1*, 0.16%, 11/27/2030(e)	43,516	32,202
TOTAL PREFERRED STOCKS (Cost $259,342)		251,094

	Par
CONVERTIBLE BONDS - 0.0%(b)
Department Stores - 0.0%(b)
Sears Holdings Corp., 8.00%, 12/15/2019 (e)(h)	$5,720	0
TOTAL CONVERTIBLE BONDS (Cost $5,720)		0
TOTAL INVESTMENTS - 90.5% (Cost $34,045,044)		$140,920,828
Money Market Deposit Account - 11.3% (i)(j)		17,660,663
Liabilities in Excess of Other Assets - (1.8)%		(2,640,433)
TOTAL NET ASSETS - 100.0%		$155,941,058

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $1,484,918 which represented 1.0% of net assets.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualiﬁed institutional investors. As of June 30, 2024, the value of these securities total $233,446 or 0.1% of the Fund’s net assets.

(e)
Fair value determined using signiﬁcant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,109,246 or 0.7% of net assets as of June 30, 2024.

(f)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that signiﬁcantly affect those industries or sectors.

(g)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the ﬁnancial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(h)	Issuer is currently in default.
(i)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.28%.

(j)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of June30, 2024 is $1,588,868.
The accompanying notes are an integral part of these financial statements.

68

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
The Multi-Disciplinary Income Portfolio
Consolidated Portfolio of Investments - June 30, 2024 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - 84.5%
37 Capital CLO, Series 2023-1A, Class A1, 7.38% (3 mo. Term SOFR + 2.05%), 04/15/2036(a)	$500,000	$ 501,895
Apidos CLO
Series 2022-40A, Class A1, 7.13% (3 mo. Term SOFR + 1.80%), 07/15/2035(a)	350,000	350,050
Series 2023-43A, Class A2, 7.37% (3 mo. Term SOFR + 2.05%), 04/25/2035(a)	500,000	500,885
Atlas Senior Loan Fund Ltd., Series 2019-14A, Class BR, 7.54% (3 mo. Term SOFR + 2.21%), 07/20/2032(a)	500,000	499,986
Babson CLO Ltd./Cayman Islands, Series 2023-1A, Class A, 7.07% (3 mo. Term SOFR + 1.75%), 04/20/2036(a)	550,000	552,318
Battery Park CLO, Series 2022-1A, Class A1, 7.53% (3 mo. Term SOFR + 2.21%), 10/20/2035(a)	500,000	502,271
Beneﬁt Street Partners CLO Ltd.
Series 2022-27A, Class A1, 7.12% (3 mo. Term SOFR + 1.80%), 07/20/2035(a)	480,000	482,353
Series 2022-28A, Class A, 7.22% (3 mo. Term SOFR + 1.90%), 10/20/2035(a)	500,000	500,633
Bryant Park Funding Ltd., Series 2023-21A, Class B, 8.08% (3 mo. Term SOFR + 2.75%), 10/18/2036(a)	250,000	252,115
Carlyle Global Market Strategies, Series 2023-3A, Class B, 7.93% (3 mo. Term SOFR + 2.60%), 10/15/2036(a)	450,000	454,620
Fortress Credit BSL Ltd., Series 2023-1A, Class AT, 7.58% (3 mo. Term SOFR + 2.25%), 04/23/2036(a)	500,000	504,948
Golub Capital Partners CLO Ltd., Series 2023-70A, Class B, 7.82% (3 mo. TermSOFR + 2.50%), 10/25/2036(a)	250,000	251,635
ICG US CLO Ltd., Series 2023-1A, Class B, 8.33% (3 mo. Term SOFR + 3.00%), 07/18/2036(a)	500,000	502,749
Katayma CLO Ltd., Series 2023-1A, Class B, 7.97% (3 mo. Term SOFR + 2.65%), 10/20/2036(a)	250,000	251,862

	Par	Value
Magnetite CLO Ltd., Series 2023-37A, Class B, 7.62% (3 mo. Term SOFR +2.30%), 10/20/2036(a)	$500,000	$502,855
Man GLG US CLO, Series 2023-1A, Class A, 7.62% (3 mo. Term SOFR + 2.30%), 07/20/2035(a)	500,000	502,477
Mountain View CLO Ltd., Series 2019-2A, Class B1R, 7.48% (3 mo. Term SOFR +2.15%), 07/15/2037(a)(b)	450,000	450,000
Octagon 67 Ltd., Series 2023-1A, Class A1, 7.12% (3 mo. Term SOFR + 1.80%), 04/25/2036(a)	500,000	500,968
Orion CLO Ltd., Series 2023-2A, Class B, 8.07% (3 mo. Term SOFR + 2.75%), 01/25/2037(a)	250,000	252,380
Palmer Square CLO Ltd., Series 2022-3A, Class A1, 7.12% (3 mo. Term SOFR +1.80%), 07/20/2035(a)	500,000	500,339
Palmer Square Loan Funding Ltd., Series 2022-4A, Class A2, 7.62% (3 mo. TermSOFR + 2.30%), 07/24/2031(a)	430,000	430,067
Post CLO, Series 2023-1A, Class A, 7.27% (3 mo. Term SOFR + 1.95%), 04/20/2036(a)	500,000	501,154
Rad CLO, Series 2023-20A, Class B, 7.97% (3 mo. Term SOFR + 2.65%), 07/20/2036(a)	500,000	504,008
Regatta Funding Ltd., Series 2019-2A, Class B, 7.64% (3 mo. Term SOFR +2.31%), 01/15/2033(a)	500,000	504,648
Venture CDO Ltd.
Series 2013-15A, Class BR3, 7.46% (3 mo. Term SOFR + 2.13%), 07/15/2032(a)	250,000	250,354
Series 2023-48A, Class B1, 8.07% (3 mo. Term SOFR + 2.75%), 10/20/2036(a)	500,000	503,407
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $11,439,308)		11,510,977
TOTAL INVESTMENTS - 84.5% (Cost $11,439,308)		$11,510,977
Money Market Deposit Account - 14.8%(c)		2,022,308
Other Assets in Excess of Liabilities - 0.7%		98,623
TOTAL NET ASSETS - 100.0%		$13,631,908

The accompanying notes are an integral part of these financial statements.

69

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
The Multi-Disciplinary Income Portfolio
Consolidated Portfolio of Investments - June 30, 2024 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualiﬁed institutional investors. As of June 30, 2024, the value of these securities total $11,510,977 or 84.4% of the Fund’s net assets.

(b)
Fair value determined using signiﬁcant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $450,000 or 3.3% of net assets as of June 30, 2024.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.28%.

The accompanying notes are an integral part of these financial statements.

70

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Statements of Assets & Liabilities
June 30, 2024 (Unaudited)

	The Internet Portfolio (Consolidated)	The Global Portfolio (Consolidated)
ASSETS:
Investments, at value(1)(2)	$198,137,137	$22,191,899
Cash	49,052,566	5,180,215
Cash proceeds from securities lending	2,358,378	142,269
Receivable for contributed capital	36,638	51,400
Receivable for investments sold	988,881	—
Dividends and interest receivable	232,786	30,617
Prepaid expenses and other assets	58,565	4,842
Total assets	250,864,951	27,601,242
LIABILITIES:
Payable to Adviser	262,835	27,526
Payable to Trustees	6,440	623
Payable to Chief Compliance Officer	322	25
Payable for securities purchased	1,032,025	503,639
Payable for collateral received for securities loaned	2,358,378	142,269
Payable for withdrawn capital	64,704	4,820
Accrued expenses and other liabilities	23,951	14,438
Total liabilities	3,748,655	693,340
Net Assets	$247,116,296	$26,907,902
(1) Cost of investments	$53,033,734	$8,716,976
(2) Includes loaned securities with a market value of	$2,144,951	$126,669

The accompanying notes are an integral part of these financial statements.

71

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Statements of Assets & Liabilities
June 30, 2024 (Unaudited)(Continued)

	The Paradigm Portfolio (Consolidated)	The Small Cap Opportunities Portfolio (Consolidated)
ASSETS:
Investments, at value(1)(2)	$920,422,432	$274,706,207
Foreign currencies, at value(3)	2,094	63,841
Cash	28,969,842	33,897,215
Cash proceeds from securities lending	1,468,016	302,940
Receivable for contributed capital	53,961	63,150
Receivable for investments sold	5,435,452	3,668,081
Dividends and interest receivable	157,268	194,044
Prepaid expenses and other assets	51,787	18,911
Total assets	956,560,852	312,914,389
LIABILITIES:
Payable to Adviser	944,814	304,959
Payable to Trustees	22,206	7,320
Payable to Chief Compliance Officer	1,184	417
Payable for securities purchased	15,000,001	6,000,014
Payable for collateral received for securities loaned	1,468,016	302,940
Payable for withdrawn capital	164,185	256,532
Accrued expenses and other liabilities	55,978	28,415
Total liabilities	17,656,384	6,900,597
Net Assets	$938,904,468	$306,013,792
(1) Cost of investments	$167,500,238	$84,514,146
(2) Includes loaned securities with a market value of	$1,372,211	$269,724
(3) Cost of foreign currencies	$2,092	$63,783

The accompanying notes are an integral part of these financial statements.

72

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Statements of Assets & Liabilities
June 30, 2024 (Unaudited)(Continued)

	The Market Opportunities Portfolio (Consolidated)	The Multi- Disciplinary Income Portfolio
ASSETS:
Investments, at value(1)(2)	$140,920,828	$11,510,977
Cash	16,072,165	2,022,308
Cash proceeds from securities lending	1,588,868	—
Receivable for contributed capital	80,326	—
Dividends and interest receivable	86,284	179,970
Prepaid expenses and other assets	29,561	660
Total assets	158,778,032	13,713,915
LIABILITIES:
Payable to Adviser	158,457	2,639
Payable to Trustees	3,690	322
Payable to Chief Compliance Officer	196	17
Payable for securities purchased	1,006,746	—
Payable for collateral received for securities loaned	1,588,868	—
Payable for withdrawn capital	58,721	69,948
Accrued expenses and other liabilities	20,296	9,081
Total liabilities	2,836,974	82,007
Net Assets	$155,941,058	$13,631,908
(1) Cost of investments	$34,045,044	$11,439,308
(2) Includes loaned securities with a market value of	$1,484,918	$—

The accompanying notes are an integral part of these financial statements.

73

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

	The Internet Portfolio (Consolidated)	The Global Portfolio (Consolidated)
INVESTMENT INCOME:
Dividends†	$376,917	$116,650
Interest	1,304,469	73,150
Income from securities lending	92,037	5,947
Total investment income	1,773,423	195,747
EXPENSES:
Investment advisory fees	1,453,612	137,687
Administration fees	36,986	8,599
Professional fees	19,364	5,917
Fund accounting fees	14,865	2,006
Trustees’ fees	14,163	1,270
Chief Compliance Officer fees	2,096	160
Custodian fees and expenses	9,334	6,003
Registration fees	418	397
Other expenses	3,440	425
Total expenses	1,554,278	162,464
Net investment income	219,145	33,283
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	2,586,220	354,903
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	54,069,695	4,740,206
Net realized and unrealized gain on investments	56,655,915	5,095,109
Net increase in net assets resulting from operations	$56,875,060	$5,128,392
† Net of foreign taxes withheld of:	$7,337	$5,918

The accompanying notes are an integral part of these financial statements.

74

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)(Continued)

	The Paradigm Portfolio (Consolidated)	The Small Cap Opportunities Portfolio (Consolidated)
INVESTMENT INCOME:
Dividends†	$2,986,458	$1,362,414
Interest	1,011,007	982,456
Income from securities lending	89,592	27,087
Total investment income	4,087,057	2,371,957
EXPENSES:
Investment advisory fees	5,163,559	1,727,284
Administration fees	115,221	43,075
Professional fees	55,374	21,685
Fund accounting fees	50,485	17,632
Trustees’ fees	49,842	16,787
Chief Compliance Officer fees	7,112	2,326
Custodian fees and expenses	23,367	14,471
Registration fees	551	166
Other expenses	15,391	6,061
Total expenses	5,480,902	1,849,487
Net investment income (loss)	(1,393,845)	522,470
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	35,590,650	12,179,319
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	182,607,886	47,556,629
Net realized and unrealized gain on investments	218,198,536	59,735,948
Net increase in net assets resulting from operations	$216,804,691	$60,258,418
† Net of foreign taxes withheld of:	$91,674	$94,222

The accompanying notes are an integral part of these financial statements.

75

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)(Continued)

	The Market Opportunities Portfolio (Consolidated)	The Multi- Disciplinary Income Portfolio
INVESTMENT INCOME:
Dividends†	$510,927	$—
Interest	441,615	463,792
Income from securities lending	39,653	—
Total investment income	992,195	463,792
EXPENSES:
Investment advisory fees	858,208	15,393
Administration fees	24,607	7,550
Professional fees	13,176	5,169
Fund accounting fees	9,268	1,081
Trustees’ fees	8,345	751
Chief Compliance Officer fees	1,206	104
Custodian fees and expenses	7,398	771
Registration fees	564	370
Other expenses	2,360	264
Total expenses	925,132	31,453
Less, voluntary expense waiver for investment advisory fees	—	—
Net expenses	925,132	31,453
Net investment income	67,063	432,339
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency	880,240	—
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	34,068,374	34,006
Net realized and unrealized gain on investments	34,948,614	34,006
Net increase in net assets resulting from operations	$35,015,677	$466,345
† Net of foreign taxes withheld of:	$19,198	$—

The accompanying notes are an integral part of these financial statements.

76

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Statements of Changes in Net Assets
June 30, 2024 (Unaudited)

	The Internet Portfolio (Consolidated)		The Global Portfolio (Consolidated)
	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
OPERATIONS:
Net investment income	$219,145	$1,991,233	$33,283	$419,909
Net realized gain (loss) on sale of investments and foreign currency	2,586,220	2,271,422	354,903	(222,953)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	54,069,695	40,804,932	4,740,206	1,877,441
Net increase in net assets resulting from operations	56,875,060	45,067,587	5,128,392	2,074,397
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	10,835,831	17,091,150	5,152,201	3,644,721
Withdrawals	(10,735,757)	(20,061,591)	(1,309,735)	(16,259,972)
Net increase (decrease) in net assets resulting from capital share transactions	100,074	(2,970,441)	3,842,466	(12,615,251)
Total increase (decrease) in net assets	56,975,134	42,097,146	8,970,858	(10,540,854)
NET ASSETS:
Beginning of period	190,141,162	148,044,016	17,937,044	28,477,898
End of period	$247,116,296	$190,141,162	$26,907,902	$17,937,044

The accompanying notes are an integral part of these financial statements.

77

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Statements of Changes in Net Assets
June 30, 2024 (Unaudited)(Continued)

	The Paradigm Portfolio (Consolidated)		The Small Cap Opportunities Portfolio (Consolidated)
	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$(1,393,845)	$(1,747,915)	$522,470	$1,793,096
Net realized gain on sale of investments and foreign currency	35,590,650	45,826,388	12,179,319	25,865,311
Net change in unrealized appreciation (depreciation) of investments and foreign currency	182,607,886	(230,225,379)	47,556,629	(96,823,072)
Net increase (decrease) in net assets resulting from operations	216,804,691	(186,146,906)	60,258,418	(69,164,665)
NET DECREASE IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	954,307	11,582,819	64,848	21,051,746
Withdrawals	(70,927,881)	(147,816,245)	(38,991,278)	(126,689,296)
Net decrease in net assets resulting from capital share transactions	(69,973,574)	(136,233,426)	(38,926,430)	(105,637,550)
Total increase (decrease) in net assets	146,831,117	(322,380,332)	21,331,988	(174,802,215)
NET ASSETS:
Beginning of period	792,073,351	1,114,453,683	284,681,804	459,484,019
End of period	$938,904,468	$792,073,351	$306,013,792	$284,681,804

The accompanying notes are an integral part of these financial statements.

78

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Statements of Changes in Net Assets
June 30, 2024 (Unaudited)(Continued)

	The Market Opportunities Portfolio (Consolidated)		The Multi-Disciplinary Income Portfolio
	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
OPERATIONS:
Net investment income	$67,063	$1,195,140	$432,339	$686,502
Net realized gain (loss) on sale of investments and foreign currency	880,240	(726,565)	—	(1,808,280)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	34,068,374	(10,475,455)	34,006	1,791,042
Net increase (decrease) in net assets resulting from operations	35,015,677	(10,006,880)	466,345	669,264
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	5,023,704	12,998,060	2,128,200	669,442
Withdrawals	(15,333,035)	(11,988,686)	(1,288,273)	(5,520,347)
Net increase (decrease) in net assets resulting from capital share transactions	(10,309,331)	1,009,374	839,927	(4,850,905)
Total increase (decrease) in net assets	24,706,346	(8,997,506)	1,306,272	(4,181,641)
NET ASSETS:
Beginning of period	131,234,712	140,232,218	12,325,636	16,507,277
End of period	$155,941,058	$131,234,712	$13,631,908	$12,325,636

The accompanying notes are an integral part of these financial statements.

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Notes to Consolidated Financial Statements
June 30, 2024 (Unaudited)
1. Organization
The Kinetics Portfolios Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its beneﬁcial interests in series, each series representing a distinct portfolio with its own investment objective and policies. The series currently authorized are: The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio and The Multi-Disciplinary Income Portfolio (collectively, the “Master Portfolios”). Pursuant to the 1940 Act, the Master Portfolios, are “non- diversiﬁed” series of the Trust, except The Global Portfolio and The Multi-Disciplinary Income Portfolio. The Market Opportunities Portfolio commenced operations on January 31, 2006 and The Multi-Disciplinary Income Portfolio commenced operations on February 11, 2008. Each of the remaining Master Portfolios commenced operations on April 28, 2000.
Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio may have multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneﬁcial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the feeder funds’ proportionate interests in the Master Portfolio.
Each of the Master Portfolios, except for The Multi-Disciplinary Income Portfolio, seeks to provide investors with long- term capital growth. The Multi-Disciplinary Income Portfolio seeks to provide investors with total return. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet- related activities. The Global Portfolio generally invests in the equity securities of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and in U.S. companies beneﬁting from international economic growth. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience signiﬁcant growth in their assets or revenues. The Small Cap Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign small capitalized companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of signiﬁcant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets, as well as companies involved in the gaming industry. The Multi-Disciplinary Income Portfolios utilize a two-part investment strategy, which includes ﬁxed income and derivatives components. The Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio utilize wholly-owned subsidiaries to achieve their investment objectives. Please see Note 2 for further details.
2. Signiﬁcant Accounting Policies
Security Valuation – Master Portfolios equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.
Composite option pricing calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized

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Notes to Consolidated Financial Statements
June 30, 2024 (Unaudited)(Continued)
pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).
Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value by the Adviser, as the Portfolios’ Valuation Designee. In determining the fair value of a security, the Adviser, as Valuation Designee, shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At June 30, 2024, 1.08%, 1.06%, 0.09%, 0.71% and 3.30% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Market Opportunities Portfolio and The Multi-Disciplinary Income Portfolio respectively, were fair valued securities. The Small Cap Opportunities Portfolio did not hold any fair valued securities at June 30, 2024.
Bitcoin – The Master Portfolios may invest in Grayscale Bitcoin Trust, a Delaware statutory trust (“Bitcoin Trust”) that invests in bitcoins. From time to time, the Bitcoin Trust issues creation units in exchange for bitcoins and distributes bitcoins in exchange for redemption units. The performance of the Bitcoin Trust is intended to reﬂect changes in the value of the Bitcoin Trust’s bitcoin investments. At June 30, 2024, 46.15%, 30.38%, 11.04%, 5.22% and 20.45% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio, respectively, were invested in the Bitcoin Trust. Investments in bitcoins produce non-qualifying income under Subchapter M of the Internal Revenue Code.
Bitcoin is a decentralized digital currency that enables instant transfers to anyone, anywhere in the world. Managing transactions in bitcoins occurs via an open source, cryptographic protocol central authority. The Bitcoin Network is an online, end-user-to-end-user network that hosts the public transaction ledger, known as the Blockchain, and the source code that comprises the basis for the cryptographic and algorithmic protocols governing the Bitcoin Network. No single entity owns or operates the Bitcoin Network, the infrastructure of which is collectively maintained by a decentralized user base. Since the Bitcoin Network is decentralized, it does not rely on either governmental authorities or ﬁnancial institutions to create, transmit or determine the value of bitcoins. Rather, the value of bitcoins is determined by the supply of and demand for bitcoins in the global bitcoin exchange market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Bitcoin transactions are irrevocable and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Shares of the Bitcoin Trust may trade at a premium or discount to the net asset value of the Bitcoin Trust. The price of bitcoins is set in transfers by mutual agreement or barter as well as the number of merchants that accept bitcoins. Because bitcoins are digital ﬁles that can be transferred without the involvement of intermediaries or third parties, there are little or no transaction costs in direct end-user-to-end-user

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Notes to Consolidated Financial Statements
June 30, 2024 (Unaudited)(Continued)
transactions. Bitcoins can be used to pay for goods and services or can be converted to ﬁat currencies, such as the U.S. dollar, at rates determined by the Bitcoin Exchanges. Additionally, third party service providers such as Bitcoin Exchanges are also used for transfers, but they may charge signiﬁcant fees for processing transactions.
As bitcoins have grown in popularity, the U.S. Congress and a number of federal and state agencies (including the Financial Crimes Enforcement Network (FinCEN), the U.S. Securities and Exchange Commission, the Commodity Futures Trading Commission, the Financial Industry Regulatory Authority, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, and state ﬁnancial institution regulators) have begun to examine the operations of the network that facilitates bitcoins, bitcoin users and the Bitcoin Exchanges, with particular focus on (1) the extent to which bitcoins can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises, (2) the safety and soundness of the Bitcoin Exchange or other service-providers that hold bitcoins for users and (3) other risks to investors and consumers who hold and use bitcoins. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the value of a Master Portfolio’s and its Subsidiary’s investment in the Bitcoin Trust or the ability of the Bitcoin Trust to continue to operate.
Consolidation of Subsidiaries – The consolidated ﬁnancial statements include the accounts of Cayman wholly-owned Controlled Foreign Corporations (“CFCs”) and the accounts of Delaware Corporations (the “Cayman” or “Delaware,” respectively, or “Subsidiaries” for both). The respective Master Portfolios hold a CFC: Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio. The respective Master Portfolios hold a Delaware subsidiary: Internet Portfolio, Global Portfolio and Market Opportunities Portfolio. Each Master Portfolio can invest up to 25% of its total assets in the Subsidiaries. The Subsidiaries act as an investment vehicle in order to invest in commodity-linked and bitcoin-linked instruments consistent with the Portfolio’s investment objectives and policies. By investing in its Subsidiaries, a Master Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The investments held by a Subsidiary are generally similar to those that are permitted to be held by the Master Portfolio and are subject to the same risks that apply to similar investments if held directly by the Master Portfolio. Each Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, each Master Portfolio wholly-owns and controls its Subsidiaries, making it unlikely that the Subsidiaries will take action contrary to the interests of the Master Portfolio. Each Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as its Master Portfolio.
The Cayman Subsidiary is an exempted Cayman investment company and is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, each Cayman Subsidiary is a CFC not subject to U.S. income taxes. As a wholly-owned CFC, however, each Cayman Subsidiary’s net income and capital gain will be included each year in the respective Portfolio’s investment company taxable income.
As of June 30, 2024, the respective Cayman Subsidiary’s net assets and percent of the respective Portfolio’s net assets were:

Internet Portfolio	$31,280,413	12.66%
Global Portfolio	1,516,320	5.64%
Paradigm Portfolio	105,667,520	11.25%
Small Cap Opportunities Portfolio ..	18,334,098	5.99%
Market Opportunities Portfolio	8,207,658	5.26%

The Delaware Subsidiary is organized under Delaware law. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to its respective Master Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary) will be eligible to be treated as “qualiﬁed dividend income” under the Internal Revenue Code.

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Notes to Consolidated Financial Statements
June 30, 2024 (Unaudited)(Continued)
As of June 30, 2024, the respective Delaware Subsidiary’s net assets and percent of the respective Portfolio’s net assets were:

Internet Portfolio	$1,738	0.00%
Global Portfolio	1,725	0.01%
Market Opportunities Portfolio	1,780	0.00%

Repurchase Agreements – Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.
Foreign Currency Translations – The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the ﬂuctuations arising from changes in the market prices of securities held during the period. Such ﬂuctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.
Restricted and Illiquid Securities – The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s ﬁnancial performance. The Master Portfolios have no right to require registration of unregistered securities. The 144A securities have been deemed to be liquid by the Master Portfolios’ Adviser under the supervision of the Board of Trustees. At June 30, 2024, the following Master Portfolios held securities restricted to institutional investors (144A Securities):

	Market Value	Percentage of Net Assets
The Multi-Disciplinary Income Portfolio	$11,510,977	84.01%

An illiquid asset is any asset which may not be sold or disposed of in current market conditions within seven days without the sale or disposition signiﬁcantly changing the market value of the investment. At June 30, 2024, the following Master Portfolios held illiquid securities:

	Market Value	Percentage of Net Assets
The Internet Portfolio	$2,657,489	1.08%
The Global Portfolio	284,983	1.06%
The Paradigm Portfolio	877,434	0.09%
The Small Cap Opportunities Portfolio	—	0.00%
The Market Opportunities Portfolio	1,109,246	0.71%
The Multi-Disciplinary Income Portfolio	450,000	3.30%
The Spin-Off Fund	37,045	0.14%

When-Issued Securities – The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the

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Notes to Consolidated Financial Statements
June 30, 2024 (Unaudited)(Continued)
agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when- issued securities and reﬂect the values of such securities in determining net asset value in the same manner as other portfolio securities.
Securities Lending – Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker dealers or indirectly through repurchase agreements with respect to no more than 331⁄3% of the total assets of each Master Portfolio (including any collateral posted) or 50% of the total assets of each Master Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.
Significant Investments – The Portfolios may invest a greater percentage of their assets in one or more individual securities at any time. The greater percentage of assets in individual securities (not including short-term investments or other funds) expose the portfolios to the risk of unanticipated industry conditions, the risks particular to a single company or security, and the risk of potentially lower liquidity. At June 30, 2024, The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio invested approximately 72%, 54%, 76%, 71% and 72% of their respective net assets in individual securities greater than 5% of net assets. See the respective Schedule of Investments for further details.
Holding a large concentration in a single security or issuer may expose the portfolios to the market volatility of that speciﬁc security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the portfolios’ performance. At June 30, 2024, The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio held 18.7%, 23.6%, 65.3%, 53.9% and 51.3% of their respective net assets in Texas Paciﬁc Land Corp. Because a large portion of its revenue is derived from oil and gas royalties, the performance of the portfolios could be adversely affected if the underlying markets for oil and gas were to decline, thereby having a more signiﬁcant impact on the portfolios given the concentration in this holding.
Short-Term Investments – The Portfolios may invest in money market funds and short-term high quality debt securities such as commercial paper, repurchase agreements and certiﬁcates of deposit. Money market funds typically invest in short-term instruments and attempt to maintain a stable net asset value. While the risk is low, these funds may lose value.
Expense Allocation – Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a speciﬁc identiﬁcation basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the Feeder Funds daily based on their proportionate interests in the respective Master Portfolios.
Federal Income Taxes – Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that each Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.
There is no tax liability resulting from unrecognized tax beneﬁts relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of December 31, 2023, open tax years include the tax years ended December 31, 2020 through December 31, 2023. The Master Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax beneﬁts will signiﬁcantly change in the next twelve months.
Use of Estimates – The preparation of ﬁnancial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the ﬁnancial statements. Actual results could differ from those estimates.
Other – Realized gains and losses on the sale of investments are calculated on the identiﬁed cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method. Other noncash dividends are

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Notes to Consolidated Financial Statements
June 30, 2024 (Unaudited)(Continued)
recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been incorporated in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.
3. Investment Adviser
The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Horizon Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. The Adviser is a wholly-owned subsidiary of Horizon Kinetics Holding Corporation. Under the terms of the Agreements, the Master Portfolios, Multi-Disciplinary Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. Effective as of April 30, 2023, the Adviser has agreed to reduce the management fee for the Multi-Disciplinary Income Portfolio from 1.25% to 1.00% Additionally, effective as of April 30, 2023, the Adviser has agreed to waive 0.75% of the 1.00% management fee for the Multi-Disciplinary Income Portfolio through April 30, 2025.
For the six months ended June 30, 2024, Master Portfolios incurred the following expenses pursuant to the Agreements:

Investment Advisory Fees
The Internet Portfolio	$1,453,612
The Global Portfolio	137,687
The Paradigm Portfolio	5,163,559
The Small Cap Opportunities Portfolio	1,727,284
The Market Opportunities Portfolio	858,208
The Multi-Disciplinary Income Portfolio	15,393

For the six months ended June 30, 2024, the Trust was allocated approximately $13,000 for the services of the Chief Compliance Officer employed by the Adviser.
4. Securities Transactions
Purchases and sales of investment securities, other than short-term investments and short-term options, for the six months ended June 30, 2024, were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
The Internet Portfolio	$ —	$62,093,795	$ —	$59,287,174
The Global Portfolio	—	9,464,328	—	8,319,631
The Paradigm Portfolio	—	15,846,572	—	50,688,500
The Small Cap Opportunities Portfolio	—	6,484,380	—	26,840,037
The Market Opportunities Portfolio	—	11,670,635	—	10,850,292
The Multi-Disciplinary Income Portfolio	—	450,000	—	450,000

As of June 30, 2024, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

	Internet	Global	Paradigm
Tax Cost of Investments	$47,885,352	$7,342,438	$170,819,101
Unrealized Appreciation	93,111,758	9,700,281	579,276,020
Unrealized Depreciation	(1,743,966)	(1,071,742)	(12,893,203)
Net Unrealized Appreciation	$91,367,792	$8,628,539	$566,382,817

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Notes to Consolidated Financial Statements
June 30, 2024 (Unaudited)(Continued)

	Small Cap Opportunities	Market Opportunities	Multi- Disciplinary Income
Tax Cost of Investments	$94,427,969	$33,142,375	$11,434,096
Unrealized Appreciation	157,317,924	74,767,528	37,662
Unrealized Depreciation	(14,646,031)	(2,704,001)	—
Net Unrealized Appreciation	$ 142,671,893	$ 72,063,527	$37,662

5. Portfolio Securities Loaned
As of June 30, 2024, the Master Portfolios had loaned securities that were collateralized by cash. The majority of the cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, a Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The Master Portfolios will continue to receive dividends and interest on all securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be accounted for by the Master Portfolios. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. As the securities loans are subject to termination by the Funds or the borrower at any time, the remaining maturities of the outstanding securities lending transactions are considered to be overnight and continuous. The value of the securities on loan and the value of the related collateral at June 30, 2024, were as follows:

	Securities	Collateral
The Internet Portfolio	$2,144,951	$2,358,378
The Global Portfolio	126,669	142,269
The Paradigm Portfolio	1,372,211	1,468,016
The Small Cap Opportunities Portfolio	269,724	302,940
The Market Opportunities Portfolio	1,484,918	1,588,868
The Multi-Disciplinary Income Portfolio	—	—

6. Selected Financial Highlights
Financial highlights for the Master Portfolios were as follows

	The Internet Portfolio
	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
Total Return	30.02%	30.16%	(23.86)%	15.72%	56.87%	26.92%
Ratio of expenses to average net assets:	1.32%	1.35%	1.35%	1.34%	1.37%	1.37%
Ratio of net investment income (loss) to average net assets:	0.19%	1.23%	(0.18)%	(0.92)%	(0.36)%	(0.29)%
Portfolio turnover rate	33%	19%	19%	4%	1%	1%

	The Global Portfolio
	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
Total Return	29.10%	11.79%	(6.53)%	16.23%	24.80%	21.41%
Ratio of expenses to average net assets:	1.42%	1.49%	1.46%	1.48%	1.59%	1.59%
Ratio of net investment income (loss) to average net assets:	0.29%	1.71%	0.18%	(1.00)%	(0.66)%	(0.18)%
Portfolio turnover rate	43%	16%	57%	7%	8%	5%

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Notes to Consolidated Financial Statements
June 30, 2024 (Unaudited)(Continued)

	The Paradigm Portfolio
	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
Total Return	29.05%	(16.59)%	29.48%	38.46%	3.61%	30.77%
Ratio of expenses to average net assets:	1.29%	1.34%	1.33%	1.33%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:	(0.33)%	(0.20)%	0.15%	(0.58)%	0.70%	(0.43)%
Portfolio turnover rate	2%	0%	0%	1%	1%	1%

	The Small Cap Opportunities Portfolio
	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
Total Return	23.21%	(14.40)%	32.26%	50.63%	2.57%	27.34%
Ratio of expenses to average net assets:	1.31%	1.35%	1.34%	1.34%	1.37%	1.36%
Ratio of net investment income (loss) to average net assets:	0.37%	0.52%	0.37%	(0.62)%	1.05%	(0.20)%
Portfolio turnover rate	3%	2%	6%	3%	0%	4%

	The Market Opportunities Portfolio
	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
Total Return	29.00%	(7.29)%	15.02%	28.08%	19.57%	22.77%
Ratio of expenses to average net assets:	1.31%	1.36%	1.36%	1.36%	1.38%	1.39%
Ratio of net investment income (loss) to average net assets:	0.09%	0.94%	0.22%	(0.74)%	0.42%	(0.00)%
Portfolio turnover rate	9%	5%	13%	2%	2%	4%

	The Multi-Disciplinary Income Portfolio
	For the Period Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
Total Return	3.92%	5.24%	(2.29)%	1.23%	(1.35)%	9.13%
Ratio of expenses to average net assets:	0.50%	0.94%	1.48%	1.44%	1.46%	1.44%
Ratio of net investment income to average net assets:	6.92%	5.16%	2.14%	1.74%	3.17%	4.15%
Portfolio turnover rate	4%	37%	0%	0%	0%	0%

87

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Notes to Consolidated Financial Statements
June 30, 2024 (Unaudited)(Continued)
7. Summary of Fair Value Exposure
Various inputs are used in determining the value of Master Portfolio’s and Spin-Off Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that Master Portfolio’s and Spin-Off Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Spin-Off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is signiﬁcant to the fair value measurement in its entirety.
The Internet Portfolio
The following is a summary of the inputs used to value The Internet Portfolio’s net assets as of June 30, 2024:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$80,234,508	$ —	$2,551,360	$82,785,868
Unit Investment Trust	114,045,351	—	—	114,045,351
Exchange Traded Funds	1,199,789	—	—	1,199,789
Warrants	—	—	106,129	106,129
Total Investments in Securities	$195,479,648	$—	$2,657,489	$198,137,137

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2023	$ 2,896,327
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(238,838)
Net purchases and/or acquisitions
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2024	$2,657,489

88

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Notes to Consolidated Financial Statements
June 30, 2024 (Unaudited)(Continued)

Description	Fair Value at 6/30/2024	Valuation Techniques	Unobservable Input	Range**
Common Stocks	$ 2,551,360	Discounted Cash Flow	Volatility	18.8%
		Option Pricing Model	Discount for Lack of Marketability	5.0%
			Weighted Average Cost of Capital	14.3%
			Years to Maturity	6.5%
			Risk-Free Rate	4.8%
Warrants	$106,129	Discounted Cash Flow	Volatility	18.8%
		Option Pricing Model	Discount for Lack of Marketability	5.0%
			Weighted Average Cost of Capital	14.3%
			Years to Maturity	6.5%
			Risk-Free Rate	4.8%

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
The Global Portfolio
The following is a summary of the inputs used to value The Global Portfolio’s net assets as of June 30, 2024:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$13,685,842	$9,630	$283,360	$13,978,832
Unit Investment Trust	8,173,703	—	—	8,173,703
Preferred Stocks	—	9,527	1,623	11,150
Convertible Bonds	—	—	—*	—
Warrants	28,214	—	—	28,214
Total Investments in Securities	$21,887,759	$19,157	$284,983	$22,191,899

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2023	$259,490
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	23,870***
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	1,623
Balance as of June 30, 2024	$284,983

89

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Notes to Consolidated Financial Statements
June 30, 2024 (Unaudited)(Continued)

Description	Fair Value at 6/30/2024	Valuation Techniques	Unobservable Input	Range**
Common Stocks	$99,990	Cost Approach	Precedent Transaction	$55.00 - $55.00
Common Stocks	$183,370	Market Approach	Precedent Transaction	$27.50 - $33.34
Preferred Stock	$1,623	Market Approach	Precedent Transaction	$0.50 - $0.76
Convertible Bonds	$—*	Asset Liquidation Analysis	Liquidation Proceeds	$0.00 - $0.00

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
**
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

***	Total change in unrealized appreciation/(depreciation) relating to Level 3 investment assets and investment liabilities still held by the Fund at June 30, 2024 is $24,396.
The Paradigm Portfolio
The following is a summary of the inputs used to value The Paradigm Portfolio’s net assets as of June 30, 2024:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$810,813,715	$313,780	$876,842	$812,004,337
Unit Investment Trust	103,626,485	—	—	103,626,485
Real Estate Investment Trusts	4,780,542	—	—	4,780,542
Preferred Stocks	—	4,014	592	4,606
Warrants	6,462	—	—	6,462
Total Investments in Securities	$919,227,204	$317,794	$877,434	$920,422,432

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments inSecurities
Balance as of December 31, 2023	$762,700
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	114,142***
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	592
Balance as of June 30, 2024	$877,434

90

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Notes to Consolidated Financial Statements
June 30, 2024 (Unaudited)(Continued)

Description	Fair Value at 6/30/2024	Valuation Techniques	Unobservable	Input Range**
Common Stocks	$876,842	Market Approach	Precedent Transaction	$27.50 - $33.34
Common Stocks	$— *	Asset Liquidation Analysis	Precedent Transaction	$0.00 - $0.00
Preferred Stock	$592	Cost Approach	Precedent Transaction	$0.50 - $0.76

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
**
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

***	Total change in unrealized appreciation/(depreciation) relating to Level 3 investment assets and investment liabilities still held by the Fund at June 30, 2024 is $114,334.
The Small Cap Opportunities Portfolio
The following is a summary of the inputs used to value The Small Cap Opportunities Portfolio’s net assets as of June 30, 2024:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$247,527,133	$9,913,977	$ —	$257,441,110
Unit Investment Trust	15,972,746	—	—	15,972,746
Warrants	1,292,351	—	—	1,292,351
Total Investments in Securities	$264,792,230	$9,913,977	$—	$274,706,207

As of June 30, 2024, there were no investments in Level 3 securities.
During the period ended June 30, 2024, there were no transfers into or out of Level 3.
^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
The Market Opportunities Portfolio
The following is a summary of the inputs used to value The Market Opportunities Portfolio’s net assets as of June 30, 2024:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$107,165,353	$191,649	$1,039,425	$108,396,427
Unit Investment Trust	31,884,201	—	—	31,884,201
Preferred Stocks	—	218,892	32,202	251,094
Convertible Bonds	—	—	—*	—
Warrants	351,487	—	37,619	389,106
Total Investments in Securities	$139,401,041	$410,541	$1,109,246	$140,920,828

91

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Notes to Consolidated Financial Statements
June 30, 2024 (Unaudited)(Continued)
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2023	$1,161,707
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(84,663) ***
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	32,202
Balance as of June 30, 2024	$1,109,246

Description	Fair Value at 6/30/2024	Valuation Techniques	Unobservable Input	Range**
Common Stocks	$904,400	Discounted Cash Flow	Volatility	18.8%
		Option Pricing Model	Discount for Lack of Marketability	5.0%
			Weighted Average Cost of Capital	14.3%
			Years to Maturity	6.5%
			Risk-Free Rate	4.8%
Common Stocks	$135,025	Cost Approach	Precedent Transaction	$55.00-$55.00
Preferred Stock	$32,202	Cost Approach	Precedent Transaction	$0.50-$0.76
Convertible Bonds	$— *	Asset Liquidation Analysis	Liquidation Proceeds	$0.00-$0.00
Warrants	$37,619	Discounted Cash Flow	Volatility	18.8%
		Option Pricing Model	Discount for Lack of Marketability	12.5%
			Weighted Average Cost of Capital	14.3%
			Years to Maturity	6.5%
			Risk-Free Rate	4.8%

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
**
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
***	Total change in unrealized appreciation/(depreciation) relating to Level 3 investment assets and investment liabilities still held by the Fund at June 30, 2024 is $(74,219).

92

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Notes to Consolidated Financial Statements
June 30, 2024 (Unaudited)(Continued)
The Multi-Disciplinary Income Portfolio
The following is a summary of the inputs used to value The Multi-Disciplinary Income Portfolio’s net assets as of June 30, 2024:

Assets^	Level 1	Level 2	Level 3	Total
Collateralized Loan Obligation	$ –	$11,060,977	$450,000	$11,510,977
Total Investments in Securities	$–	$11,060,977	$450,000	$11,510,977

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2023	$—
Accrued discounts/premiums	—
Realized gain (loss) Change in unrealized appreciation (depreciation)	—
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	450,000
Balance as of June 30, 2024	$450,000

Description	Fair Value at 6/30/2024	Valuation Techniques	Unobservable Input	Range**
Common Stocks	$450,000	Market Approach	Precedent Transaction	$99.65 -$100.63

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
**
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

8. Disclosures about Derivative Instruments and Hedging Activities
The Master Portfolios have adopted authoritative standards regarding disclosure of derivatives and hedging activity intended to improve ﬁnancial reporting of derivative instruments by enabling investors to understand how and why a Master Portfolio uses derivatives, how derivatives are accounted for by the Master Portfolios, and how derivative instruments affect a Master Portfolio’s results of operations and ﬁnancial position. At June 30, 2024, none of the Portfolios held any derivative instruments and there were no transactions during the six months ended June 30, 2024.
9. Offsetting Assets and Liabilities
The Master Portfolios are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre- arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a speciﬁc threshold depending on the counterparty and the type of Master Netting Arrangement.

93

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Notes to Consolidated Financial Statements
June 30, 2024 (Unaudited)(Continued)
The following is a summary of the Assets and Liabilities subject to offsetting in the Master Portfolios as of June 30, 2024:

		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Gross Amounts not Offset in the Statement of Assets & Liabilities		Net Amount
					Financial Instruments	Collateral Pledged (Received)
The Internet Portfolio	Securities Lending	$ 2,358,378	$ —	$ 2,358,378	$ 2,358,378	$ —	$ —
		$ 2,358,378	$—	$ 2,358,378	$ 2,358,378	$—	$—
The Global Portfolio	Securities Lending	$142,269	$—	$142,269	$142,269	$—	$—
		$142,269	$—	$142,269	$142,269	$—	$—
The Paradigm Portfolio	Securities Lending	$ 1,468,016	$—	$ 1,468,016	$ 1,468,016	$—	$—
		$ 1,468,016	$—	$ 1,468,016	$ 1,468,016	$—	$—
The Small Cap Opportunities Portfolio	Securities Lending	$302,940	$—	$302,940	$302,940	$—	$—
		$302,940	$—	$302,940	$302,940	$—	$—
The Market Opportunities Portfolio	Securities Lending	$ 1,588,868	$—	$ 1,588,868	$ 1,588,868	$—	$—
		$ 1,588,868	$—	$ 1,588,868	$ 1,588,868	$—	$—

10. Subsequent Events
In preparing these ﬁnancial statements, management has evaluated Portfolio related events and transactions for potential recognition or disclosure through the date the ﬁnancial statements were issued. There were no other events or translations that occurred during the year that materially impacted the amounts or disclosures in the Master Portfolios’ ﬁnancial statements.
11. Recent Accounting Pronouncements
Reference Rate Reform – In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.
12. Information about Proxy Voting (Unaudited)
Information regarding how the Feeder Funds and the Master Portfolios vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Feeder Funds and the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll- free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

94

KINETICS PORTFOLIO TRUST – MASTER INVESTMENTS PORTFOLIO
Notes to Consolidated Financial Statements
June 30, 2024 (Unaudited)(Continued)
13. Information about the Portfolio Holdings (Unaudited)
The Master Portfolios ﬁle their complete schedule of portfolio holdings for their ﬁrst and third ﬁscal quarters with the SEC on Part F of Form N-PORT. The Master Portfolios’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Part F of Form N- PORT on the SEC’s website at www.sec.gov.
14. Approval of Investment Advisory Contract by Trustees of Kinetics Portfolios Trust (Unaudited)
At a meeting of the Board of Trustees of the Trust held on June 7, 2024, the Board, including a majority of the Trustees who are not interested persons under the 1940 Act (the “Independent Trustees”), approved the Advisory Agreements with respect to each Master Portfolio. In reaching a decision to approve the Advisory Agreements (the “Agreements”), the Board of Trustees, including a majority of the Independent Trustees, considered, among other things: (1) the nature, extent and quality of the services provided by the Adviser including, but not limited to, a review of the complexity of the services provided and whether the services are provided in a satisfactory and efficient manner; (2) the experience and qualiﬁcations of the personnel providing such services; (3) the investment performance of the Master Portfolios over time, along with that of the Adviser as compared with industry competitors; (4) an evaluation of the fee structure, any fee waivers, and the Master Portfolios’ expense ratios, and a comparison of them in relation to those of other investment companies having comparable investment policies and limitations; (5) possible alternative fee structures or bases for determining fees; (6) the extent to which economies of scale would be realized as the Master Portfolios grow and whether fee levels reﬂect these economies of scale for the beneﬁt of the Trust’s investors; (7) the direct and indirect costs of the services to be provided (and the basis of determining and allocating these costs) and proﬁts to be realized by the Adviser and its affiliates from their relationship with the Master Portfolios; (8) other compensation or possible beneﬁts to the Adviser and its affiliates arising from their advisory and other relationships with the Master Portfolios, including, if applicable, any beneﬁts derived or to be derived by the Adviser from its relationship with the Master Portfolios such as soft dollar arrangements by which brokers provide research to the Master Portfolios or the Adviser in return for allocating the Master Portfolios’ brokerage; (9) the entrepreneurial risks borne by the Adviser, if any (e.g., because a fund is in a start-up mode or for other reasons, its revenues may be less or its expenses greater than anticipated); (10) a comparison of the fees charged by the Adviser with fees charged by the Adviser to similar clients; and (11) the policies and procedures that are in place to address, among other things, informational and cyber-related security.
The Board of Trustees, including a majority of the Independent Trustees, concluded that: they were satisﬁed with the quality of services provided by the Adviser in advising the Master Portfolios, the proﬁts earned by the Adviser would be reasonable in light of the nature, extent and quality of the services provided to each Master Portfolio; and that each Master Portfolio was not large enough to attain signiﬁcant economies of scale. Based on the factors considered, the Board of Trustees, including a majority of the Independent Trustees, concluded that it was appropriate to approve the Agreements.

95

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of [directors/trustees].

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c_1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4 or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By:	/s/ Jay Kesslen
Jay Kesslen,
Vice President for the President and Treasurer

Date:	August 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jay Kesslen
Jay Kesslen,
Vice President for the President and Treasurer

Date:	August 27, 2024